UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2016 (Unaudited)

	Principal
Bonds and Notes - 14.5%	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser.
2012-C1, Cl. A3, 3.40%, 5/10/45	277,345		291,041
WFRBS Commercial Mortgage Trust, Ser.
2013-C13, Cl. A4, 3.00%, 5/15/45	540,000		547,138
			838,179
Consumer Discretionary - .8%
21st Century Fox America, Gtd. Notes,
6.15%, 3/1/37	265,000		310,404
Amazon.com, Sr. Unscd. Notes, 2.50%,
11/29/22	435,000		431,063
Comcast, Gtd. Notes, 3.13%, 7/15/22	610,000		622,498
eBay, Sr. Unscd. Notes, 2.60%, 7/15/22	340,000		328,680
Ford Motor Credit, Sr. Unscd. Notes, 3.22%,
1/9/22	465,000		460,790
Hyundai Capital America, Sr. Unscd. Notes,
2.40%, 10/30/18	195,000	[a]	195,875
Scripps Networks Interactive, Sr. Unscd.
Notes, 2.80%, 6/15/20	345,000		345,415
Time Warner, Gtd. Notes, 4.00%, 1/15/22	470,000		487,821
Volkswagen International Finance, Gtd.
Notes, 1.60%, 11/20/17	165,000	[a]	164,487
			3,347,033
Consumer Staples - .3%
Anheuser-Busch InBev Finance, Gtd. Notes,
4.90%, 2/1/46	375,000		401,829
CVS Health, Sr. Unscd. Notes, 4.88%,
7/20/35	340,000		363,913
Kroger, Sr. Unscd. Notes, 2.60%, 2/1/21	235,000	[b]	235,150
PepsiCo, Sr. Unscd. Notes, 4.50%, 1/15/20	375,000		403,787
			1,404,679
Energy - .3%
Apache, Sr. Unscd. Notes, 3.25%, 4/15/22	265,000		266,573
BP Capital Markets, Gtd. Notes, 4.75%,
3/10/19	255,000		270,455
Enterprise Products Operating, Gtd. Notes,
2.55%, 10/15/19	200,000		201,967
Exxon Mobil, Sr. Unscd. Notes, 1.71%,
3/1/19	280,000		279,695
Spectra Energy Partners, Sr. Unscd. Notes,
3.50%, 3/15/25	195,000		189,213
			1,207,903
Financials - 2.4%
Aercap Ireland Capital, Gtd. Notes, 4.50%,
5/15/21	340,000		351,475
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	645,000		651,020
Bank of America, Sub. Notes, Ser. L, 3.95%,
4/21/25	590,000		585,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
Financials - 2.4% (continued)
BlackRock, Sr. Unscd. Notes, 6.25%,
9/15/17	85,000		88,393
Citigroup, Sub. Notes, 4.45%, 9/29/27	800,000		810,753
Citizens Financial Group, Sub. Notes,
4.15%, 9/28/22	545,000	[a]	548,535
Deutsche Bank London, Sr. Unscd. Notes,
6.00%, 9/1/17	350,000		358,487
GE Capital International Funding, Gtd.
Notes, 2.34%, 11/15/20	410,000		409,901
General Electric, Sub. Notes, 5.30%,
2/11/21	142,000		157,735
General Motors Financial, Gtd. Notes,
3.20%, 7/6/21	285,000		281,863
Goldman Sachs Group, Sub. Notes, 6.75%,
10/1/37	530,000		652,923
HSBC Finance, Sub. Notes, 6.68%, 1/15/21	642,000		721,557
JPMorgan Chase & Co., Sub. Notes, 3.38%,
5/1/23	425,000	[b]	424,600
MetLife, Sr. Unscd. Notes, 7.72%, 2/15/19	345,000		387,914
Morgan Stanley, Sub. Notes, 4.88%,
11/1/22	735,000		791,388
NYSE Holdings, Gtd. Notes, 2.00%, 10/5/17	460,000		463,527
Rabobank Nederland, Gtd. Notes, 4.50%,
1/11/21	530,000		571,059
Royal Bank of Canada, Sr. Unscd. Bonds,
1.25%, 6/16/17	455,000		455,227
Societe Generale, Sub. Notes, 4.75%,
11/24/25	510,000	[a]	505,853
Total System Services, Sr. Unscd. Notes,
4.80%, 4/1/26	350,000		372,277
Toyota Motor Credit, Sr. Unscd. Bonds,
1.55%, 7/13/18	325,000		325,270
Wells Fargo & Co., Sr. Unscd. Notes, 2.60%,
7/22/20	210,000		211,048
Wells Fargo & Co., Sub. Notes, 4.90%,
11/17/45	405,000		420,537
			10,546,571
Foreign/Governmental - .2%
Petroleos Mexicanos, Gtd. Notes, 4.88%,
1/24/22	550,000		535,150
Province of Ontario Canada, Sr. Unscd.
Bonds, 4.00%, 10/7/19	330,000		349,967
			885,117
Health Care - .3%
AbbVie, Sr. Unscd. Notes, 2.90%, 11/6/22	325,000		320,767
Amgen, Sr. Unscd. Notes, 5.65%, 6/15/42	535,000		591,879
Biogen, Sr. Unscd. Notes, 2.90%, 9/15/20	345,000		349,754
Celgene, Sr. Unscd. Notes, 2.88%, 8/15/20	265,000		268,082
			1,530,482
Industrials - .4%
ABB Finance USA, Gtd. Notes, 2.88%,
5/8/22	505,000		510,818
American Airlines, Ser. 2015-1, Cl. A, Pass
Through Trust, Bonds, 3.38%, 11/1/28	325,229		322,384
Burlington North Santa Fe., Sr. Unscd.
Debs., 3.45%, 9/15/21	430,000		449,138

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
Industrials - .4% (continued)
General Electric, Jr. Sub. Debs., Ser. D,
5.00%, 12/29/49	295,000	[c]	304,219
President & Fellows of Harvard College,
Unscd. Bonds, 3.15%, 7/15/46	180,000		162,059
			1,748,618
Information Technology - .9%
Adobe Systems, Sr. Unscd. Notes, 3.25%,
2/1/25	305,000		304,547
Apple, Sr. Unscd. Notes, 4.38%, 5/13/45	300,000		306,347
Arrow Electronics, Sr. Unscd. Notes, 3.50%,
4/1/22	385,000		382,713
Diamond 1 Finance, Sr. Scd. Notes, 6.02%,
6/15/26	375,000	[a]	393,357
Fidelity National Information Services, Gtd.
Notes, 3.88%, 6/5/24	465,000		474,102
Flex, Gtd. Notes, 4.75%, 6/15/25	290,000		305,197
Intel, Sr. Unscd. Notes, 2.70%, 12/15/22	290,000		291,942
Intel, Sr. Unscd. Notes, 4.90%, 7/29/45	415,000		460,480
Microsoft, Sr. Unscd. Notes, 3.75%,
2/12/45	440,000		412,490
Oracle, Sr. Unscd. Notes, 2.25%, 10/8/19	350,000		354,427
Oracle, Sr. Unscd. Notes, 2.50%, 5/15/22	220,000		217,866
Seagate HDD Cayman, Gtd. Bonds, 4.75%,
1/1/25	190,000		177,294
			4,080,762
Materials - .1%
Eastman Chemical, Sr. Unscd. Notes, 3.60%,
8/15/22	224,000		230,117
Municipal Bonds - 1.0%
California Earthquake Authority, Revenue,
2.81%, 7/1/19	350,000		355,197
California Educational Facilities Authority,
Revenue (Stanford University), 5.00%,
10/1/32	375,000		457,282
Chicago, GO, 7.38%, 1/1/33	290,000		300,512
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue Bonds,
3.00%, 7/1/20	900,000		921,717
New York City, GO (Build America Bonds),
6.25%, 6/1/35	345,000		391,002
New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue
(Build America Bonds), 6.28%, 6/15/42	530,000		602,875
Oakland Unified School District, GO (Build
America Bonds), 9.50%, 8/1/34	180,000		214,772
Philadelphia School District, GO (Qualified
School Construction Bonds), 5.06%,
9/1/42	330,000		313,912
South Carolina Public Service Authority,
Revenue Obligations, 2.39%, 12/1/23	260,000		253,973
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue, 8.25%, 7/1/24	310,000		325,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
Municipal Bonds - 1.0% (continued)
University of California Regents, Limited
Project Revenue, 4.13%, 5/15/45	340,000		340,734
			4,477,975
Real Estate - .3%
Alexandria Real Estate, Gtd. Notes, 4.30%,
1/15/26	265,000		272,558
Boston Properties, Sr. Unscd. Notes, 4.13%,
5/15/21	215,000		227,157
CubeSmart, Gtd. Notes, 4.80%, 7/15/22	335,000		361,627
Kimco Realty, Sr. Unscd. Notes, 3.40%,
11/1/22	340,000		345,552
Tanger Properties, Sr. Unscd. Notes, 3.13%,
9/1/26	235,000		221,493
			1,428,387
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 4.45%, 5/15/21	525,000		555,209
Telefonica Emisiones, Gtd. Notes, 5.13%,
4/27/20	575,000		615,156
Verizon Communications, Sr. Unscd. Notes,
6.55%, 9/15/43	460,000		573,505
			1,743,870
U.S. Government Agencies - .1%
Federal National Mortgage Association,
REMIC, Series 2014-28, Cl. ND, 3.00%,
3/25/40	339,237	[d]	346,571
U.S. Government Agencies/Mortgage-Backed - 4.2%
Federal Home Loan Mortgage Corporation
3.00%, 9/1/27	65,760	[d]	66,791
3.50%, 12/1/28-8/1/46	1,765,954	[d]	1,812,687
4.00%, 6/1/26-11/1/33	548,102	[d]	581,904
4.50%, 12/1/40	866,616	[d]	947,628
5.00%, 7/1/40	264,329	[d]	289,826
Federal National Mortgage Association
2.50%, 10/1/31	1,174,488	[d]	1,180,125
3.00%, 3/1/31-9/1/46	4,291,258	[d]	4,329,925
3.50%, 9/1/26-9/1/46	3,789,925	[d]	3,903,435
4.00%, 8/1/27-7/1/46	2,564,131	[d]	2,701,799
5.00%, 11/1/43	93,726	[d]	103,712
Government National Mortgage Association II
3.00%, 8/20/46	898,531		912,891
3.50%, 8/20/46	496,242		516,896
4.00%, 11/20/46	1,070,000		1,135,214
5.00%, 11/20/45	252,301		272,289
			18,755,122
U.S. Government Securities - 2.5%
U.S. Treasury Bonds, 3.00%, 5/15/45	410,000		406,108
U.S. Treasury Bonds, 2.88%, 8/15/45	320,000		309,012
U.S. Treasury Bonds, 2.50%, 5/15/46	1,120,000		997,720
U.S. Treasury Bonds, 2.25%, 8/15/46	420,000	[b]	353,752
U.S. Treasury Inflation Protected
Securities, Notes, 1.38%, 1/15/20	457,708	[e]	480,767
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/20	314,415	[e]	317,177
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 7/15/21	958,635	[e]	989,816

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
U.S. Government Securities - 2.5% (continued)
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 7/15/25	656,604	[e]	654,464
U.S. Treasury Notes, 0.75%, 10/31/17	365,000	[b]	364,715
U.S. Treasury Notes, 2.63%, 1/31/18	2,880,000		2,935,742
U.S. Treasury Notes, 1.13%, 1/15/19	2,680,000		2,677,958
U.S. Treasury Notes, 1.13%, 2/28/21	655,000		637,730
			11,124,961
Utilities - .1%
Consumers Energy, Scd. Notes, 3.25%,
8/15/46	180,000		159,596
Exelon, Sr. Unscd. Notes, 3.40%, 4/15/26	280,000		274,974
Public Service Enterprise, Sr. Unscd. Notes,
1.60%, 11/15/19	170,000		167,717
			602,287
Total Bonds and Notes
(cost $64,594,822)			64,298,634

Common Stocks - 21.8%	Shares		Value ($)
Consumer Discretionary - 2.6%
Amazon.com	1,709	[f]	1,282,724
Brunswick	3,239		162,339
Carnival	15,598		801,893
CBS, Cl. B	15,583		946,200
D.R. Horton	4,803		133,139
Darden Restaurants	12,240		897,192
eBay	29,261	[f]	813,748
Home Depot	12,345		1,597,443
Lowe's	8,107		571,949
Nordstrom	3,244		181,404
Omnicom Group	1,635		142,147
Sirius XM Holdings	55,571		253,959
Target	2,474		191,092
Time Warner	11,570		1,062,357
Visteon	10,920		859,076
Walt Disney	14,784		1,465,390
			11,362,052
Consumer Staples - 2.5%
Altria Group	22,830		1,459,522
Blue Buffalo Pet Products	8,935	[f]	209,347
Campbell Soup	3,259		185,405
Church & Dwight	4,100		179,539
ConAgra Foods	17,832		654,256
CVS Health	15,024		1,155,195
Estee Lauder, Cl. A	9,861		766,200
J.M. Smucker	5,238		659,726
Kimberly-Clark	2,450		283,244
Kroger	6,732		217,444
Mondelez International, Cl. A	25,244		1,041,063
PepsiCo	15,109		1,512,411
Procter & Gamble	4,193		345,755
Walgreens Boots Alliance	10,625		900,256
Wal-Mart Stores	19,227		1,354,158
			10,923,521
Energy - 1.2%
Chevron	5,398		602,201
Exxon Mobil	29,367		2,563,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 21.8% (continued)	Shares		Value ($)
Energy - 1.2% (continued)
Newfield Exploration	4,150	[f]	187,663
Occidental Petroleum	2,434		173,690
Phillips 66	2,439		202,632
Valero Energy	15,159		933,188
World Fuel Services	13,612		605,190
			5,268,303
Financials - 3.1%
Affiliated Managers Group	3,873	[f]	573,591
American Express	15,553		1,120,438
Ameriprise Financial	8,152		931,040
Bank of America	104,471		2,206,428
Berkshire Hathaway, Cl. B	3,159	[f]	497,353
Discover Financial Services	14,684		995,135
JPMorgan Chase & Co.	29,604		2,373,353
Marsh & McLennan Cos.	13,905		963,756
Moody's	2,154		216,477
Prudential Financial	11,210		1,127,726
T. Rowe Price Group	7,606		563,300
Travelers	8,576		972,090
Wells Fargo & Co.	23,225		1,229,067
			13,769,754
Health Care - 3.4%
AbbVie	5,658		344,006
Agilent Technologies	13,024		572,796
Amgen	9,096		1,310,461
Baxter International	18,832		835,576
Charles River Laboratories International	2,424	[f]	172,346
Cigna	3,764		507,161
Danaher	10,620		830,165
Express Scripts Holding	12,285	[f]	932,186
Gilead Sciences	15,139		1,115,744
Hologic	13,925	[f]	533,049
Johnson & Johnson	19,742		2,197,285
Merck & Co.	27,768		1,699,124
Pfizer	55,821		1,794,087
Quintiles Transnational Holdings	2,414	[f]	185,468
Thermo Fisher Scientific	6,432		901,188
UnitedHealth Group	8,150		1,290,308
			15,220,950
Industrials - 2.0%
3M	4,063		697,780
Boeing	8,251		1,242,271
Delta Air Lines	18,837		907,567
General Electric	69,959		2,151,939
HD Supply Holdings	12,365	[f]	485,203
Honeywell International	2,574		293,282
Illinois Tool Works	2,749		344,120
Ingersoll-Rand	4,120		307,105
Lennox International	1,480		220,032
Owens Corning	14,389		739,307
S&P Global	7,310		869,817
Spirit AeroSystems Holdings, Cl. A	13,549		789,229
			9,047,652
Information Technology - 4.3%
Activision Blizzard	23,235		850,633
Alphabet, Cl. A	2,204	[f]	1,710,040

Common Stocks - 21.8% (continued)	Shares		Value ($)
Information Technology - 4.3% (continued)
Alphabet, Cl. C	2,204	[f]	1,670,720
Apple	26,959		2,979,509
Applied Materials	27,168		874,810
Cisco Systems	21,261		634,003
Citrix Systems	10,570	[f]	916,736
Facebook, Cl. A	8,916	[f]	1,055,833
Fiserv	2,979	[f]	311,663
HP	55,432		853,653
International Business Machines	9,241		1,499,075
Microsoft	23,600		1,422,136
Motorola Solutions	10,625		852,656
Nuance Communications	28,803	[f]	466,897
Oracle	4,885		196,328
Red Hat	6,577	[f]	520,306
Texas Instruments	15,268		1,128,763
VeriSign	7,327	[f]	577,734
VMware, Cl. A	9,020	[f]	731,883
			19,253,378
Materials - .7%
Air Products & Chemicals	1,210		174,797
Celanese, Ser. A	10,625		842,775
Crown Holdings	3,364	[f]	182,968
Dow Chemical	7,257		404,360
Nucor	4,123		256,409
Owens-Illinois	8,270	[f]	151,920
Reliance Steel & Aluminum	12,280		995,908
			3,009,137
Real Estate - .6%
Equity Residential	12,245	[g]	734,822
General Growth Properties	30,737	[g]	778,876
Public Storage	4,208	[g]	880,734
Simon Property Group	990	[g]	177,853
			2,572,285
Telecommunications - 1.0%
AT&T	48,181		1,861,232
CenturyLink	25,129		591,034
Verizon Communications	35,545		1,773,695
			4,225,961
Utilities - .4%
FirstEnergy	24,550		768,169
Great Plains Energy	23,655		624,255
PPL	13,169		440,635
			1,833,059
Total Common Stocks
(cost $80,911,989)			96,486,052

Other Investments - 64.0%	Shares		Value ($)
Registered Investment Companies:
ASG Global Alternatives Fund, Cl. Y	922,201	[f]	9,240,452
ASG Managed Futures Strategy Fund, Cl. Y	1,032,092		10,062,892
BNY Mellon Corporate Bond Fund, Cl. M	938,261	[h]	11,906,529
BNY Mellon Emerging Markets Fund, Cl. M	1,117,557	[h]	9,566,285
BNY Mellon Focused Equity Opportunities
Fund, Cl. M	2,178,684	[h]	32,614,900
BNY Mellon Income Stock Fund, Cl. M	1,508,796	[h]	13,548,987
BNY Mellon Intermediate Bond Fund, Cl. M	1,885,894	[h]	23,535,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments - 64.0% (continued)	Shares		Value ($)
Registered Investment Companies: (continued)
BNY Mellon International Fund, Cl. M	995,434	[h]	10,840,279
BNY Mellon Mid Cap Multi-Strategy Fund,
Cl. M	2,434,605	[h]	37,517,269
BNY Mellon Small/Mid Cap Fund, Cl. M	676,730	[h]	8,946,370
Dreyfus Floating Rate Income Fund, Cl. Y	839,730	[h]	10,135,544
Dreyfus Global Real Estate Securities Fund,
Cl. Y	879,075	[h]	7,674,326
Dreyfus High Yield Fund, Cl. I	2,242,329	[h]	13,767,899
Dreyfus Institutional Preferred
Government Plus Money Market Fund	8,496,849	[i]	8,496,849
Dreyfus International Small Cap Fund, Cl. Y	728,097	[h]	9,283,238
Dreyfus Research Growth Fund, Cl. Y	551,541	[h]	7,831,875
Dreyfus Select Managers Small Cap Growth
Fund, Cl. Y	677,347	[f,h]	15,551,897
Dreyfus Select Managers Small Cap Value
Fund, Cl. Y	618,911	[h]	14,290,644
Dreyfus U.S. Equity Fund, Cl. Y	149,408	[h]	2,744,631
Dreyfus/Newton International Equity
Fund, Cl. Y	593,730	[h]	10,372,470
Dynamic Total Return Fund, Cl. Y	486,666	[f,h]	7,606,590
Global Stock Fund, Cl. Y	425,272	[h]	7,544,324
Total Other Investments
(cost $260,179,303)			283,080,201
Investment of Cash Collateral for Securities
Loaned - .0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $7,280)	7,280	[i]	7,280

Total Investments (cost $405,693,394)	100.3%		443,872,167
Liabilities, Less Cash and Receivables	(0.3%)		(1,282,023)
Net Assets	100.0%		442,590,144

GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $1,808,107 or .41% of net assets.

b

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $1,017,577 and the value of the collateral held by the fund was $1,055,171, consisting of cash collateral of $7,280 and U.S. Government & Agency securities valued at $1,047,891.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Non-income producing security.
g	Investment in real estate investment trust.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	47.5
Common Stocks	21.8
Mutual Funds: Foreign	14.6
U.S. Government Agencies/Mortgage-Backed	6.8
Corporate Bonds	6.3
Money Market Investments	1.9
Municipal Bonds	1.0
Foreign/Governmental	.2
Commercial Mortgage-Backed	.2
100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed		838,179		838,179
Corporate Bonds†	-	27,870,709	-	27,870,709
Equity Securities Domestic Common
Stocks†	96,486,052	-	-	96,486,052
Foreign Government		885,117	-	885,117
Municipal Bonds†	--	4,477,975	-	-4,477,975
Mutual Funds	283,087,481		-	283,087,481
U.S. Government Agencies/Mortgage-
Backed	-	19,101,693	-	19,101,693
U.S. Treasury	-	11,124,961	-	11,124,961

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $38,178,773, consisting of $46,674,115 gross unrealized appreciation and $8,495,342 gross unrealized depreciation At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.5%	Rate (%)	Date	Amount ($)	Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.4%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	4,264,178	4,474,748
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000	9,164,566
				13,639,314
Consumer Discretionary - 3.5%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000	5,919,927
Comcast,
Gtd. Notes	3.13	7/15/22	9,270,000	9,459,924
General Motors Financial,
Gtd. Notes	3.20	7/6/21	4,400,000	4,351,569
President and Fellows of Harvard College,
Unscd. Bonds	3.15	7/15/46	2,735,000	2,462,392
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,465,000	5,471,569
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000	7,857,032
				35,522,413
Consumer Staples - 2.3%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	5,935,000	6,359,608
CVS Health,
Sr. Unscd. Notes	4.88	7/20/35	5,540,000	5,929,645
Kroger,
Sr. Unscd. Notes	2.60	2/1/21	3,735,000	3,737,387
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	7,580,426
				23,607,066
Energy - 2.0%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	4,120,000	4,144,460
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000	4,921,212
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,235,000	3,266,816
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	4,425,000	4,420,172
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000	3,051,672
				19,804,332
Financials - 16.7%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/21	5,210,000	5,385,838
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000	9,417,077
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	9,170,000	9,095,842

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 16.7% (continued)
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	1,640,000		1,705,470
Citigroup,
Sub. Notes	4.45	9/29/27	10,200,000		10,337,098
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	[a]	8,610,496
Cooperatieve Rabobank,
Gtd. Notes	4.50	1/11/21	8,060,000		8,684,408
Deutsche Bank ,
Sr. Unscd. Notes	6.00	9/1/17	5,485,000		5,618,006
Ford Motor Credit,
Sr. Unscd. Notes	3.22	1/9/22	6,225,000		6,168,639
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	6,873,000		6,871,337
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		10,188,069
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		11,812,399
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	3,035,000	[a]	3,048,612
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000	[b]	5,764,570
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		7,718,917
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,371,490
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	7,340,000		7,396,285
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	6,000,000		6,003,000
Societe Generale,
Sub. Notes	4.75	11/24/25	8,355,000	[a]	8,287,057
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	5,455,000		5,802,200
Toyota Motor Credit,
Sr. Unscd. Bonds	1.55	7/13/18	5,385,000		5,389,480
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,585,000	[a]	2,576,961
Wells Fargo & Co.,
Sr. Unscd Notes	2.60	7/22/20	3,415,000		3,432,037
Wells Fargo & Co.,
Sub. Notes	4.90	11/17/45	6,265,000		6,505,350
					168,190,638
Foreign/Governmental - 1.5%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	8,605,000		8,372,665
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		6,893,283
					15,265,948
Health Care - 2.4%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	5,090,000		5,023,708
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		8,800,736
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	5,600,000		5,677,162

	Coupon	Maturity	Principal
Bonds and Notes - 98.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.4% (continued)
Celgene,
Sr. Unscd. Notes	2.88	8/15/20	4,305,000		4,355,071
					23,856,677
Industrials - 2.7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	7,215,000		7,298,117
American Airlines ,
Bonds	3.38	11/1/28	5,064,286		5,019,973
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,700,512
General Electric,
Jr. Sub. Notes, Ser. D	5.00	12/29/49	5,393,000	[c]	5,561,531
General Electric,
Sub. Notes	5.30	2/11/21	2,373,000		2,635,955
					27,216,088
Information Technology - 7.7%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		4,887,731
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,614,591
Apple,
Sr. Unscd. Notes	4.38	5/13/45	4,895,000		4,998,568
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,586,612
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	5,775,000	[a]	6,057,692
eBay,
Sr. Unscd. Notes	2.60	7/15/22	5,295,000		5,118,703
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	7,445,000		7,590,736
Flex,
Gtd. Notes	4.75	6/15/25	4,895,000		5,151,522
Intel,
Sr. Unscd. Notes	2.70	12/15/22	4,020,000		4,046,918
Intel,
Sr. Unscd. Notes	4.90	7/29/45	7,250,000		8,044,535
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		6,595,158
Oracle,
Sr. Unscd. Notes	2.25	10/8/19	5,990,000		6,065,774
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	3,670,000		3,634,401
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	3,135,000		2,925,347
					77,318,288
Materials - .3%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	3,440,000		3,533,933
Municipal Bonds - 7.2%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,700,000		5,784,645
California Educational Facilities Authority,
Revenue (Stanford University)	5.00	10/1/32	6,125,000		7,468,947
Chicago,
GO	7.38	1/1/33	4,710,000		4,880,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - 7.2% (continued)
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	14,000,000		14,337,820
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	335,000		361,525
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		6,199,370
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Build
America Bonds)	6.28	6/15/42	8,440,000		9,600,500
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,235,789
Philadelphia School District,
GO (Qualified School Construction
Bonds)	5.06	9/1/42	5,260,000		5,003,575
South Carolina Public Service Authority,
Revenue Obligations	2.39	12/1/23	3,950,000		3,858,439
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,890,000		5,142,373
University of California Regents,
Limited Project Revenue	4.13	5/15/45	5,530,000		5,541,945
					72,415,666
Real Estate - 2.2%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	4,180,000		4,299,209
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	3,005,000		3,174,909
CubeSmart,
Gtd. Notes	4.80	7/15/22	5,173,000		5,584,176
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	5,595,000		5,686,355
Tanger Properties,
Sr. Unscd. Notes	3.13	9/1/26	3,605,000		3,397,803
					22,142,452
Telecommunications - 2.9%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000	[b]	8,439,177
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,051,119
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	8,570,000		10,684,656
					29,174,952
U.S. Government Agencies/Mortgage-Backed - 29.1%
Federal Home Loan Mortgage Corp.
3.00%, 9/1/27			1,072,705	[d]	1,089,527
3.50%, 12/1/28-8/1/46			27,550,462	[d]	28,279,421
4.00%, 6/1/26-11/1/33			8,653,087	[d]	9,186,259
4.50%, 12/1/40			13,760,117	[d]	15,046,425
5.00%, 12/1/39-7/1/40			7,374,451	[d]	8,130,609

	Coupon	Maturity	Principal
Bonds and Notes - 98.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
Federal National Mortgage Association
2.50%, 10/1/31			17,474,570	[d]	17,558,435
3.00%, 3/1/31-9/1/46			62,188,172	[d]	62,707,209
REMIC, Series 2014-28, Cl. ND, 3.00%,
3/25/40			5,233,944	[d]	5,347,097
3.50%, 9/1/26-9/1/46			57,705,764	[d]	59,443,695
4.00%, 8/1/27-7/1/46			38,394,040	[d]	40,455,078
5.00%, 11/1/43			1,528,253	[d]	1,691,080
Government National Mortgage Association I
5.00%, 11/15/34			12,875		14,344
Government National Mortgage Association II
3.00%, 8/20/46			13,690,254		13,909,054
3.50%, 8/20/46			7,934,960		8,265,216
4.00%, 6/20/46-11/20/46			16,630,000		17,643,564
5.00%, 11/20/45			3,879,896		4,187,276
					292,954,289
U.S. Government Securities - 15.7%
U.S. Treasury Bonds	3.00	5/15/45	4,495,000		4,452,333
U.S. Treasury Bonds	2.88	8/15/45	5,075,000		4,900,745
U.S. Treasury Bonds	2.50	5/15/46	15,050,000		13,406,856
U.S. Treasury Bonds	2.25	8/15/46	5,500,000	[b]	4,632,463
U.S. Treasury Inflation Protected
Securities,
Notes	1.38	1/15/20	6,379,997	[e]	6,701,428
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,845,089	[e]	4,887,643
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	14,202,786	[e]	14,664,760
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	12,429,658	[e]	12,389,162
U.S. Treasury Notes	0.75	10/31/17	4,750,000	[b]	4,746,290
U.S. Treasury Notes	2.63	1/31/18	21,750,000		22,170,971
U.S. Treasury Notes	1.13	1/15/19	51,250,000		51,210,947
U.S. Treasury Notes	1.13	2/28/21	11,905,000		11,591,101
U.S. Treasury Notes	1.38	8/31/23	2,760,000		2,619,952
					158,374,651
Utilities - .9%
Consumers Energy,
First Mortgage Bonds	3.25	8/15/46	2,720,000		2,411,669
Exelon,
Sr. Unscd. Notes	3.40	4/15/26	4,400,000		4,321,016
Public Service Enterprise Group,
Sr. Unscd. Notes	1.60	11/15/19	2,670,000	[b]	2,634,137
					9,366,822
Total Bonds and Notes
(cost $993,961,338)					992,383,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $28,318,229)	28,318,229 [f]	28,318,229
Investment of Cash Collateral for
Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $1,169,245)	1,169,245 [f]	1,169,245
Total Investments (cost $1,023,448,812)	101.4%	1,021,871,003
Liabilities, Less Cash and Receivables	(1.4%)	(13,816,550)
Net Assets	100.0%	1,008,054,453

GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $28,580,818 or 2.84% of net assets.

b

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $15,670,810 and the value of the collateral held by the fund was $16,213,118, consisting of cash collateral of $1,169,245 and U.S. Government & Agency securities valued at $15,043,873.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	43.6
U.S. Government Agencies/Mortgage-Backed	29.1
U.S. Government Securities	15.7
Municipal Bonds	7.2
Money Market Investments	2.9
Foreign/Governmental	1.5
Commercial Mortgage-Backed	1.4
101.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	13,639,314	-	13,639,314
Corporate Bonds†	-	439,733,661	-	439,733,661
Foreign Government	-	15,265,948	-	15,265,948
Municipal Bonds†	-	72,415,666	-	72,415,666
Mutual Funds	29,487,474	-	-	29,487,474
U.S. Government
Agencies/Mortgage-Backed	-	292,954,289	-	292,954,289
U.S. Treasury	-	158,374,651	-	158,374,651

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized depreciation on investments was $1,577,809, consisting of $14,906,462 gross unrealized appreciation and $16,484,271 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.4%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 13.6%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	4,250,000		4,258,836
Borgwarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,168,975
Brinker International,
Sr. Scd. Notes	3.88	5/15/23	4,000,000		3,790,000
D.R. Horton,
Gtd. Notes	4.00	2/15/20	7,000,000	[a]	7,253,750
Daimler Finance,
Gtd. Notes	2.25	7/31/19	4,000,000	[b]	4,007,800
Ford Motor Credit,
Sr. Unscd. Bonds	4.39	1/8/26	3,000,000		3,041,316
General Motors Financial,
Gtd. Notes	4.75	8/15/17	1,500,000		1,532,594
General Motors Financial,
Gtd. Notes	3.70	5/9/23	2,500,000		2,459,748
General Motors Financial,
Gtd. Notes	4.00	1/15/25	2,000,000		1,944,438
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,314,480
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	1,000,000		1,003,077
Harley-Davidson Financial Services,
Gtd. Notes	2.15	2/26/20	5,000,000	[b]	4,957,850
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	6,000,000		6,055,992
Kohl's,
Sr. Unscd. Notes	4.25	7/17/25	3,000,000	[a]	3,023,733
Macy's Retail Holdings,
Gtd. Notes	3.63	6/1/24	4,000,000	[a]	3,907,952
Marriott International,
Sr. Unscd. Notes	2.88	3/1/21	3,000,000		3,018,186
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	5,000,000		5,394,460
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	1,000,000		1,018,928
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	5,000,000		5,209,720
NVR,
Sr. Unscd. Notes	3.95	9/15/22	7,510,000		7,692,418
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,500,000		5,506,611
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	[b]	4,006,576
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000		6,117,413
Time Warner,
Gtd. Notes	4.00	1/15/22	2,000,000		2,075,834
Time Warner,
Gtd. Notes	3.80	2/15/27	2,500,000		2,489,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 13.6% (continued)
Time Warner,
Gtd. Notes	7.63	4/15/31	2,500,000		3,307,705
Viacom,
Sr. Unscd. Notes	3.45	10/4/26	1,750,000		1,673,133
Volkswagen Group of America Finance,
Gtd. Notes	2.13	5/23/19	5,000,000	[b]	4,970,270
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,000,000	[b]	1,993,780
Wyndham Worldwide,
Sr. Unscd. Notes	5.10	10/1/25	3,000,000		3,131,901
					114,327,366
Consumer Staples - 3.5%
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	7,000,000		7,047,026
Becle,
Gtd. Notes	3.75	5/13/25	6,000,000	[b]	5,760,966
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	6,000,000	[a]	6,256,812
Flowers Foods,
Sr. Unscd. Notes	3.50	10/1/26	2,000,000		1,879,710
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[b]	2,976,339
Kraft Heinz Foods,
Scd. Notes	4.88	2/15/25	3,599,000	[b]	3,914,550
Whole Foods Market,
Gtd. Notes	5.20	12/3/25	2,000,000		2,097,180
					29,932,583
Energy - 6.2%
Anadarko Petroleum,
Sr. Unscd. Notes	5.55	3/15/26	2,750,000	[a]	3,005,758
Apache,
Sr. Unscd. Notes	3.25	4/15/22	3,000,000		3,017,811
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	3,000,000		3,266,688
Continental Resources,
Gtd. Notes	5.00	9/15/22	3,750,000	[a]	3,754,687
Enbridge,
Sr. Unscd. Notes	4.25	12/1/26	4,000,000		4,022,208
EQT Midstream Partners,
Sr. Unscd. Notes	4.13	12/1/26	3,000,000		2,883,720
Marathon Oil,
Sr. Unscd. Notes	2.80	11/1/22	5,000,000		4,614,155
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/24	870,000		901,538
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	2,000,000		2,040,800
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	3,000,000		2,981,499
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000		7,320,000
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,855,000		6,056,201
Regency Energy Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,765,258
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	3,100,000		3,022,612

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 6.2% (continued)
Sunoco Logistics Partners Operations,
Gtd. Notes	4.25	4/1/24	2,250,000		2,248,101
					51,901,036
Financials - 23.7%
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[b]	6,990,263
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	[a]	7,425,054
BAC Capital Trust XIV,
Gtd. Notes	4.00	9/29/49	3,000,000	[c]	2,437,500
Bank of America,
Sub. Notes	5.49	3/15/19	2,000,000		2,127,830
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,085,365
Barclays,
Sub. Notes	5.20	5/12/26	7,000,000		7,021,987
BBVA Bancomer,
Sr. Unscd. Notes	4.38	4/10/24	5,000,000	[b]	4,927,500
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	[b]	2,230,598
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[b]	3,211,779
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[b]	5,969,363
Chittenden,
Sub. Notes	1.59	2/14/17	1,000,000	[c]	999,205
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	12/29/49	5,000,000	[a,c]	5,034,375
Citigroup,
Sub. Bonds	4.40	6/10/25	4,000,000		4,087,736
Citizens Financial Group,
Sub. Bonds	3.75	7/1/24	6,000,000		5,790,762
Cooperatieve Rabobank ,
Bank Gtd. Notes	4.38	8/4/25	5,000,000		5,095,475
Credit Suisse Group Funding,
Gtd. Notes	3.80	9/15/22	7,000,000		7,005,712
Deutsche Bank,
Sub. Notes	4.50	4/1/25	9,000,000	[a]	8,110,890
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,000,000	[b]	6,311,646
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	3,500,000		3,693,494
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	4,000,000		4,050,220
HSBC Finance,
Sub. Notes	6.68	1/15/21	7,000,000		7,867,440
International Lease Finance,
Sr. Unscd. Notes	5.88	8/15/22	8,495,000		9,304,404
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	3,000,000		2,997,177
Legg Mason ,
Sr. Unscd. Notes	4.75	3/15/26	3,750,000		3,878,801
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	7,000,000		6,985,811
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,031,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 23.7% (continued)
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,357,465
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,537,026
Nasdaq,
Sr. Unscd. Notes	3.85	6/30/26	2,000,000		1,978,654
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,000,000		6,288,780
Royal Bank of Scotland Group,
Jr. Sub. Notes	8.63	12/29/49	3,000,000	[c]	2,958,750
Royal Bank of Scotland Group ,
Sub. Bonds	6.10	6/10/23	5,000,000		5,082,330
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	8/5/21	6,000,000		5,863,968
Societe Generale,
Sub. Notes	4.75	11/24/25	7,250,000	[b]	7,191,043
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	8,000,000		7,931,512
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	[b]	5,094,175
Toronto-Dominion Bank,
Sub. Notes	3.63	9/15/31	1,000,000	[c]	963,079
UBS Group Funding,
Gtd. Notes	3.00	4/15/21	3,000,000	[b]	3,005,379
Westpac Banking,
Sub. Bonds	4.63	6/1/18	4,750,000		4,923,280
Westpac Banking,
Sub. Notes	4.32	11/23/31	4,250,000	[c]	4,215,834
					199,063,132
Foreign/Governmental - 2.8%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[b]	6,778,529
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,050,550
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/23	5,000,000	[b]	4,699,500
Saudi Arabian Government,
Sr. Unscd. Notes	2.38	10/26/21	2,700,000	[b]	2,633,364
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	6,000,000	[b]	6,156,996
					23,318,939
Health Care - 5.3%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	3,000,000		2,999,184
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000		4,935,235
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		4,021,336
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,673,792
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,924,105
Express Scripts Holdings,
Gtd. Notes	3.00	7/15/23	3,000,000		2,912,574
Mylan,
Gtd. Notes	3.15	6/15/21	7,000,000	[b]	6,891,374

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 5.3% (continued)
Premier Health Partners,
Unscd. Bonds	2.91	11/15/26	2,550,000		2,355,840
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,500,000		4,423,675
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	5,000,000		4,633,970
Unitedhealth Group,
Sr. Unscd. Notes	3.35	7/15/22	3,000,000		3,093,219
					44,864,304
Industrials - 5.7%
Air Canada ,
Notes	3.60	9/15/28	2,880,731	[b]	2,890,093
American Airlines,
Bonds	3.38	11/1/28	4,181,520		4,144,932
Delta Air Lines,
Bonds	3.63	1/30/29	958,278		990,620
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,236,175
GATX,
Sr. Unscd. Notes	3.25	3/30/25	4,000,000		3,827,776
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	6,838,000	[c]	7,051,687
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,490,284
Roper Technologies,
Sr. Unscd. Notes	3.00	12/15/20	3,000,000		3,036,009
Stanley Black & Decker,
Sub. Notes	1.62	11/17/18	3,000,000		2,985,879
Tyco Electronics Group,
Gtd. Notes	3.70	2/15/26	2,000,000		2,044,426
Union Pacific,
Sr. Unscd. Notes	2.25	2/15/19	4,000,000		4,040,596
United Airlines ,
Notes	3.10	4/7/30	5,000,000		4,800,000
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,168,183
					47,706,660
Information Technology - 13.7%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,000,000		6,454,296
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,199,635
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	3,000,000		2,982,177
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	2,000,000		1,941,682
Avnet,
Sr. Unscd. Notes	3.75	12/1/21	2,000,000		2,007,488
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	6,500,000		6,783,042
Black Knight InfoServ,
Gtd. Notes	5.75	4/15/23	1,556,000		1,633,800
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	5,850,000		6,101,614
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,810,184

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 13.7% (continued)
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,136,980
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,250,000		5,171,082
Diamond 1 Finance,
Gtd. Notes	7.13	6/15/24	1,000,000	[b]	1,092,644
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	2,250,000	[b]	2,360,140
Diamond 1 Finance,
Sr. Scd. Notes	8.10	7/15/36	3,000,000	[b]	3,404,199
eBay,
Sr. Unscd. Notes	2.60	7/15/22	2,000,000		1,933,410
eBay ,
Sr. Unscd. Notes	3.80	3/9/22	2,500,000		2,571,893
Electronic Arts,
Sr. Unscd. Notes	3.70	3/1/21	1,000,000		1,037,415
Electronic Arts,
Sr. Unscd. Notes	4.80	3/1/26	4,426,000		4,666,889
Fidelity National Information Services,
Gtd. Notes	5.00	3/15/22	4,000,000		4,120,928
Fidelity National Information Services,
Gtd. Notes	3.50	4/15/23	2,000,000		2,023,628
Fiserv,
Sr. Unscd. Notes	3.50	10/1/22	7,000,000		7,164,465
Flex ,
Gtd. Notes	4.75	6/15/25	7,550,000		7,945,658
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,056,747
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		8,023,896
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,037,235
Seagate HDD Cayman,
Gtd. Bonds	4.88	6/1/27	6,000,000		5,271,012
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	7,500,000		7,977,360
					114,909,499
Materials - 4.8%
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/23	7,385,000	[c]	6,886,512
Bemis Company,
Sr. Unscd. Notes	3.10	9/15/26	1,000,000		958,164
Cabot,
Sr. Unscd. Notes	3.40	9/15/26	550,000		524,230
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[b]	3,062,517
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,827,151
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	1,945,000		1,998,110
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	4,000,000	[a]	3,809,600
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	7,000,000	[b]	7,123,088
Glencore Funding,
Gtd. Notes	4.63	4/29/24	3,000,000	[b]	3,022,380

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - 4.8% (continued)
International Paper,
Sr. Unscd. Notes	3.00	2/15/27	5,000,000		4,679,610
Lafargeholcim Finance,
Gtd. Notes	3.50	9/22/26	1,000,000	[b]	975,500
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,852,099
					40,718,961
Municipal Bonds - 7.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	7,500,000		7,611,375
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	6,500,000		6,656,845
Illinois,
GO	5.88	3/1/19	2,000,000		2,129,240
Illinois,
GO	6.20	7/1/21	1,100,000		1,170,466
Las Vegas Valley Water District,
GO (Build America Bonds)	7.10	6/1/39	5,000,000		5,538,850
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	2.96	1/1/19	4,000,000		4,005,280
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	1.76	12/15/18	5,000,000		4,928,800
North Texas Tollway Authority,
Subordinate Lien System Revenue
(Build America Bonds)	8.91	2/1/30	5,000,000		5,903,550
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000		2,982,950
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	7,500,000		7,887,075
Wayne County,
GO	4.25	12/1/18	3,950,000		3,974,411
West Contra Costa Unified School District,
GO (Build America Bonds)	8.46	8/1/34	5,000,000		5,786,950
					58,575,792
Real Estate - 8.1%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	2,000,000		2,057,038
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	3,327,000		3,316,640
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.88	8/15/22	3,970,000		4,048,134
CBRE Services,
Gtd. Notes	4.88	3/1/26	6,000,000		6,037,470
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,595,000		7,119,204
DDR,
Sr. Unscd. Notes	3.50	1/15/21	4,500,000		4,565,682
Duke Realty,
Sr. Unscd. Notes	3.25	6/30/26	1,000,000		968,402
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000		2,490,965
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,528,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate - 8.1% (continued)
First Industrial,
Sr. Unscd. Notes	7.50	12/1/17	2,500,000		2,631,153
Kilroy Realty,
Gtd. Notes	4.38	10/1/25	5,000,000		5,137,550
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	2,240,000		2,276,575
Liberty Property ,
Sr. Unscd. Notes	3.25	10/1/26	4,000,000		3,815,360
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		4,085,920
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,048,954
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,219,090
Retail Opportunity Investments
Partnership,
Gtd. Notes	5.00	12/15/23	3,750,000		3,855,825
Retail Opportunity Investments
Partnership,
Gtd. Notes	4.00	12/15/24	3,000,000		2,889,504
WEA Finance,
Gtd. Notes	1.75	9/15/17	2,000,000	[b]	2,005,940
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,990,973
					68,088,693
Telecommunications - 2.8%
AT&T,
Sr. Unscd. Notes	3.60	2/17/23	7,000,000		7,012,761
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		6,795,054
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	7,000,000		7,753,886
Verizon Communications,
Sr. Unscd. Notes	4.13	8/15/46	2,000,000		1,793,112
					23,354,813
Utilities - 2.2%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,265,585
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,650,510
Entergy,
Sr. Unscd. Notes	2.95	9/1/26	2,000,000		1,882,510
Exelon,
Sr. Unscd. Notes	2.45	4/15/21	3,000,000		2,968,755
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000		3,046,074
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000		1,999,374
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000		2,076,464
					18,889,272
Total Bonds and Notes
(cost $833,322,820)					835,651,050

Other Investment - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,771,400)	4,771,400 [d]	4,771,400
Investment of Cash Collateral for
Securities Loaned - 4.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $33,582,898)	33,582,898 [d]	33,582,898
Total Investments (cost $871,677,118)	104.0%	874,005,348
Liabilities, Less Cash and Receivables	(4.0%)	(33,353,701)
Net Assets	100.0%	840,651,647

BAN—Bond Anticipation Notes
GO—General Obligation

a

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $33,960,584 and the value of the collateral held by the fund was $35,230,802, consisting of cash collateral of $33,582,898 and U.S. Government & Agency securities valued at $1,647,904.

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $130,616,141 or 15.54% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	89.6
Municipal Bonds	7.0
Money Market Investments	4.6
Foreign/Governmental	2.8
104.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	753,756,319	-	753,756,319
Foreign Government	-	23,318,939	-	23,318,939
Municipal Bonds†	-	58,575,792	-	58,575,792
Mutual Funds	38,354,298	-	-	38,354,298

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $2,328,230, consisting of $13,113,424 gross unrealized appreciation and $10,785,194 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2016 (Unaudited)

Common Stocks - 96.1%	Shares		Value ($)
Brazil - 5.5%
Ambev, ADR	1,083,137		5,404,854
BB Seguridade Participacoes	321,800		2,691,776
Cia de Saneamento Basico do Estado de Sao Paulo	540,500		4,788,037
Cosan Industria e Comercio	488,100		5,697,783
EcoRodovias Infraestrutura e Logistrica	1,177,700		2,750,944
JBS	2,499,900		7,214,271
Localiza Rent a Car	245,400		2,514,914
MRV Engenharia e Participacoes	680,600		2,326,322
Qualicorp	460,000		2,495,823
			35,884,724
Canada - .5%
Gran Tierra Energy	1,157,693	[a]	3,357,310
China - 27.3%
AAC Technologies Holdings	707,000		6,398,685
Alibaba Group Holding, ADR	164,597	[a]	15,475,410
Anhui Conch Cement, Cl. H	3,057,500		8,849,465
ANTA Sports Products	574,000		1,683,556
Beijing Capital International Airport, Cl. H	1,316,000		1,297,931
China Construction Bank, Cl. H	29,426,939		21,928,409
China Lodging Group, ADR	165,319		8,659,409
CNOOC	2,606,000		3,285,848
Ctrip.com International, ADR	179,287	[a]	8,109,151
Li Ning	3,779,000	[a]	2,781,936
PICC Property & Casualty, Cl. H	9,316,000		15,613,743
Ping An Insurance Group Company of China, Cl. H	2,172,000		12,012,996
Shanghai Pharmaceuticals Holding, Cl. H	3,642,200		9,109,609
Tencent Holdings	1,918,500		47,909,940
Weibo, ADR	125,398	[a]	6,434,171
Weichai Power, Cl. H	2,119,700		3,416,006
Yirendai, ADR	101,137		2,869,257
ZTO Express, ADR	234,145		3,542,614
			179,378,136
Colombia - .3%
Bancolombia, ADR	51,174		1,714,329

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares	Value ($)
Hong Kong - 3.7%
China Mobile	1,205,500	13,156,137
China Mobile, ADR	127,405	6,967,779
China Overseas Land & Investment	1,416,000	4,089,267
		24,213,183
Hungary - .9%
Richter Gedeon	291,239	5,816,415
India - 6.4%
Aurobindo Pharma	666,345	7,211,628
Hindustan Petroleum	671,566	4,623,035
ICICI Bank	273,856	1,062,434
LIC Housing Finance	610,733	5,035,836
Maruti Suzuki India	57,162	4,397,658
Petronet LNG	586,272	3,329,254
Reliance Industries	163,590	2,366,176
UPL	680,881	6,306,079
Vedanta	2,381,363	7,996,562
		42,328,662
Indonesia - 4.0%
Bank Negara Indonesia	15,061,300	5,751,133
Bank Rakyat Indonesia	10,425,700	8,385,178
Matahari Department Store	4,099,200	4,355,542
Telekomunikasi Indonesia	26,778,800	7,469,018
		25,960,871
Malaysia - .4%
AirAsia	4,534,200	2,802,148
Mexico - 2.4%
Alfa, Cl. A	3,434,782	4,545,544
Arca Continental	788,358	4,171,293
Grupo Aeroportuario del Centro Norte	802,200	3,781,366
Wal-Mart de Mexico	1,805,900	3,320,237
		15,818,440
Panama - .5%
Copa Holdings, Cl. A	35,650	3,168,215
Peru - 1.3%
Credicorp	56,114	8,792,503
Philippines - .9%
Metropolitan Bank & Trust	3,555,954	5,362,891
Puregold Price Club	1,112,300	873,423
		6,236,314

Common Stocks - 96.1% (continued)	Shares		Value ($)
Russia - 6.5%
Lenta, GDR	557,504	[a,b]	4,320,656
Lukoil, ADR	218,158		10,735,555
Rosneft, GDR	990,253		5,208,731
Sberbank of Russia, ADR	1,153,840		11,636,476
Yandex, Cl. A	582,063	[a]	11,065,018
			42,966,436
South Africa - 4.7%
AngloGold Ashanti, ADR	229,029	[a]	2,505,577
Barclays Africa Group	1,102,811		12,323,438
Clicks Group	696,679		5,968,848
Imperial Holdings	256,273		3,086,927
Pioneer Foods Group	356,832		3,952,971
Telkom	593,635		2,935,389
			30,773,150
South Korea - 15.3%
BGF Retail	18,012		1,340,442
Coway	120,043		8,676,817
Daelim Industrial	59,922		3,916,035
Hana Financial Group	117,084		3,219,923
Hankook Tire	121,414		5,629,048
Hanwha Techwin	60,553		2,478,475
Hugel	14,566		3,455,072
Hyundai Development Co-Engineering & Construction	151,429		5,349,658
Hyundai Marine & Fire Insurance	197,480		6,148,815
Hyundai Mobis	18,328		3,903,744
KB Financial Group	271,004		9,759,436
Korea Investment Holdings	144,466		4,949,201
KT	55,886		1,426,968
KT&G	74,154		6,660,254
KT, ADR	203,921		2,828,384
NAVER	8,411		5,741,395
POSCO	24,627		5,255,923
Samsung Biologics	34,112		4,493,604
Samsung Electronics	10,345		15,450,468
			100,683,662
Taiwan - 10.4%
Advanced Semiconductor Engineering	6,895,842		7,410,115
Airtac International Group	907,000		6,872,290
China Life Insurance	5,688,720		6,068,349
Fubon Financial Holding	3,604,000		5,591,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.1% (continued)	Shares	Value ($)
Taiwan - 10.4% (continued)
Largan Precision	23,000	2,662,755
Powertech Technology	1,264,000	3,247,940
Realtek Semiconductor	1,046,000	3,248,957
Taiwan Semiconductor Manufacturing	5,761,000	33,076,993
		68,178,896
Thailand - 2.1%
PTT	352,200	3,445,054
PTT Exploration & Production	2,130,300	4,925,791
Thai Beverage	2,856,000	1,743,468
Thanachart Capital	2,873,300	3,543,357
		13,657,670
Turkey - .6%
Turkiye Vakiflar Bankasi, Cl. D	3,313,547	4,021,740
United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank	3,447,715	5,820,037
Emaar Properties	2,979,866	5,533,295
		11,353,332
United States - .7%
iShares MSCI Emerging Markets ETF	122,978	4,365,719
Total Common Stocks (cost $549,465,987)		631,471,855
Preferred Stocks - 3.1%
Brazil - 3.1%
Cia Paranaense de Energia, Cl. B	356,200	3,049,035
Petroleo Brasileiro	1,638,900 [a]	7,753,404
Vale	1,316,600	9,946,373
(cost $15,720,635)		20,748,812
Other Investment - .1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $387,843)	387,843 [c]	387,843
Total Investments (cost $565,574,465)	99.3%	652,608,510
Cash and Receivables (Net)	.7%	4,390,946
Net Assets	100.0%	656,999,456

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $4,320,656 or .66% of net assets.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	24.6
Information Technology	24.5
Energy	8.3
Consumer Discretionary	8.1
Industrials	7.1
Consumer Staples	6.8
Materials	6.2
Telecommunication Services	5.3
Health Care	4.9
Real Estate	1.5
Utilities	1.2
Exchange-Traded Funds	.7
Money Market Investment	.1
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	627,106,136	-	-	627,106,136
Equity Securities - Foreign
Preferred Stocks†	20,748,812	-	-	20,748,812
Exchange-Traded Funds	4,365,719	-	-	4,365,719
Mutual Funds	387,843	-	-	387,843
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	9	-	9
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(7)	-	(7)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Northern Trust Bank
Hong Kong
Dollars
Expiring
12/1/2016	1,828,886	235,795	235,788	(7)
Sales:
Northern Trust Bank
Hong Kong
Dollars
Expiring
12/1/2016	2,319,769	299,083	299,074	9
Gross Unrealized Appreciation				9
Gross Unrealized Depreciation				(7)

NOTES

At November 30, 2016, accumulated net unrealized appreciation on investments was $87,034,045, consisting of $119,367,278 gross unrealized appreciation and $32,333,233 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2016 (Unaudited)

Common Stocks - 100.1%	Shares	Value ($)
Banks - 4.1%
Bank of America	823,790	17,398,445
Capital Goods - 10.6%
3M	64,721	11,115,185
Eaton	184,840	12,293,708
Honeywell International	95,637	10,896,880
Illinois Tool Works	89,078	11,150,784
		45,456,557
Consumer Services - 2.5%
Yum! Brands	168,250	10,665,368
Diversified Financials - 7.0%
Intercontinental Exchange	296,875	16,446,875
Invesco	428,040	13,401,932
		29,848,807
Energy - 9.2%
Marathon Petroleum	217,800	10,240,956
Nabors Industries	829,910	13,361,551
Valero Energy	252,130	15,521,123
		39,123,630
Food, Beverage & Tobacco - 9.1%
Constellation Brands, Cl. A	82,938	12,535,249
PepsiCo	137,330	13,746,733
Philip Morris International	144,712	12,775,175
		39,057,157
Health Care Equipment & Services - 3.2%
UnitedHealth Group	86,370	13,674,098
Insurance - 3.4%
Hartford Financial Services Group	309,950	14,604,844
Materials - 3.0%
Dow Chemical	233,880	13,031,794
Media - 6.2%
Comcast, Cl. A	156,230	10,859,547
Time Warner	168,110	15,435,860
		26,295,407
Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
Agilent Technologies	267,010	11,743,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 10.4% (continued)
Allergan	71,794		13,949,574
Johnson & Johnson	169,124		18,823,501
			44,516,175
Retailing - 3.1%
Amazon.com	17,677	[a]	13,267,826
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom	112,009		19,096,414
NVIDIA	193,280	[b]	17,820,416
			36,916,830
Software & Services - 19.7%
Adobe Systems	152,334	[a]	15,661,459
Alphabet, Cl. A	28,248	[a]	21,917,058
Electronic Arts	199,250	[a]	15,788,570
Facebook, Cl. A	136,482	[a]	16,162,199
Visa, Cl. A	187,510		14,498,273
			84,027,559
Total Investments (cost $348,505,535)	100.1%		427,884,497
Liabilities, Less Cash and Receivables	(.1%)		(439,153)
Net Assets	100.0%		427,445,344

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $17,733,471 and the value of the collateral held by the fund was $18,294,389, consisting of U.S. Government & Agency securities.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	19.7
Capital Goods	10.6
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Energy	9.2
Food, Beverage & Tobacco	9.1
Semiconductors & Semiconductor Equipment	8.6
Diversified Financials	7.0
Media	6.2
Banks	4.1
Insurance	3.4
Health Care Equipment & Services	3.2
Retailing	3.1
Materials	3.0
Consumer Services	2.5
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	408,788,083	-	-	408,788,083
Equity Securities—
Foreign Common
Stocks†	19,096,414	-	-	19,096,414

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $79,378,962, consisting of $86,719,107 gross unrealized appreciation and $7,340,145 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
November 30, 2016 (Unaudited)

		Principal
U.S. Government Agencies - 13.9%		Amount ($)	Value ($)
Federal Farm Credit Bank
0.66% - 0.72%, 12/1/16 - 12/29/16		25,000,000 [a]	24,978,375
Federal Home Loan Bank
0.10% - 0.35%, 12/1/16 - 2/6/17		16,000,000	15,993,486
Federal Home Loan Bank
0.51% - 0.59%, 12/21/16 - 12/28/16		75,000,000 [a]	75,000,000
Total U.S. Government Agencies
(cost $115,971,861)			115,971,861
U.S. Treasury Notes - 30.7%
0.32% - 0.62%, 12/31/16 - 6/15/17
(cost $255,126,819)		255,000,000	255,126,819
Repurchase Agreements - 55.2%
ABN AMRO Bank
0.27%, dated 11/30/16, due 12/1/16 in the amount
of $85,000,638 (fully collateralized by	$87,788,751
U.S. Treasuries (including strips), 0.13%-3.38%, due
7/31/17-5/15/44, value $86,700,007)		85,000,000	85,000,000
Bank of Nova Scotia
0.26%, dated 11/30/16, due 12/1/16 in the amount
of $100,000,722 (fully collateralized by	$95,541,219
U.S. Treasuries (including strips), 0.63%-8.13%, due
8/15/17-4/15/29, value $102,000,005)		100,000,000	100,000,000
BNP Paribas
0.27%, dated 11/30/16, due 12/1/16 in the amount
of $200,001,500 (fully collateralized by
$204,310,832 U.S. Treasuries (including strips), 0%-
1.88%, due 10/15/17-2/15/29, value $204,000,000)		200,000,000	200,000,000
Credit Agricole CIB
0.26%, dated 11/30/16, due 12/1/16 in the amount
of $74,000,534 (fully collateralized by	$79,927,488
U.S. Treasuries (including strips), 0%-8.50%, due
1/15/18-2/15/44, value $75,480,001)		74,000,000	74,000,000
Total Repurchase Agreements
(cost $459,000,000)			459,000,000

Total Investments (cost $830,098,680)		99.8%	830,098,680
Cash and Receivables (Net)		.2%	1,267,042
Net Assets		100.0%	831,365,722

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	830,098,680
Level 3 - Significant Unobservable Inputs	-
Total	830,098,680

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2016 (Unaudited)

Common Stocks - 96.7%	Shares	Value ($)
Banks - 16.7%
Bank of America	1,873,344	39,565,025
BB&T	618,839	28,002,465
JPMorgan Chase & Co.	704,602	56,487,942
SunTrust Banks	355,459	18,466,095
U.S. Bancorp	889,719	44,147,857
		186,669,384
Capital Goods - 6.1%
Honeywell International	132,423	15,088,277
Raytheon	215,640	32,246,806
United Technologies	194,494	20,950,894
		68,285,977
Consumer Services - 1.5%
Carnival	322,034	16,555,768
Diversified Financials - 4.8%
Goldman Sachs Group	108,930	23,887,260
Invesco	441,076	13,810,090
Morgan Stanley	381,512	15,779,336
		53,476,686
Energy - 9.2%
Occidental Petroleum	633,022	45,172,450
Phillips 66	261,191	21,699,748
Schlumberger	177,797	14,943,838
Valero Energy	344,188	21,188,213
		103,004,249
Food, Beverage & Tobacco - 9.3%
Archer-Daniels-Midland	317,808	13,738,840
Coca-Cola	644,490	26,005,171
ConAgra Foods	405,678	14,884,326
Kellogg	368,587	26,538,264
Lamb Weston Holdings	186,067	6,229,523
Molson Coors Brewing, Cl. B	163,054	15,984,184
		103,380,308
Health Care Equipment & Services - 1.0%
UnitedHealth Group	72,088	11,412,972

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Insurance - 5.8%
Chubb	170,290		21,797,120
Prudential Financial	429,195		43,177,017
			64,974,137
Materials - 3.8%
Dow Chemical	373,310		20,800,833
Packaging Corporation of America	257,914	[a]	21,860,791
			42,661,624
Media - 5.0%
Omnicom Group	351,383		30,549,238
Time Warner	270,176		24,807,560
			55,356,798
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
Bristol-Myers Squibb	188,687		10,649,494
Eli Lilly & Co.	194,015		13,022,287
Merck & Co.	598,387		36,615,301
Pfizer	653,469		21,002,494
			81,289,576
Real Estate - 4.5%
Communications Sales & Leasing	1,152,593	[b]	28,734,143
Lamar Advertising, Cl. A	333,043	[a,b]	22,077,420
			50,811,563
Retailing - 1.6%
Staples	1,864,637		18,031,040
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials	361,024		11,624,973
Microchip Technology	213,404	[a]	14,123,077
Texas Instruments	304,190		22,488,767
			48,236,817
Technology Hardware & Equipment - 7.0%
Apple	140,891		15,571,273
Cisco Systems	1,449,594		43,226,893
Corning	820,585		19,718,658
			78,516,824
Telecommunication Services - 5.5%
AT&T	945,427		36,521,845
Vodafone Group, ADR	1,011,985	[a]	24,732,913
			61,254,758
Utilities - 3.3%
NextEra Energy Partners LP	565,933		14,493,544

Common Stocks - 96.7% (continued)	Shares		Value ($)
Utilities - 3.3% (continued)
NRG Yield, Cl. C	1,475,058	[a]	22,642,140
			37,135,684
Total Common Stocks (cost $893,204,724)			1,081,054,165
Preferred Stocks - 1.0%	Shares		Value ($)
Energy - 1.0%
Hess
(cost $10,753,775)	161,104		10,805,245
Other Investment - 2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $25,235,336)	25,235,336	[c]	25,235,335
Investment of Cash Collateral for Securities Loaned - 3.5%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $38,739,990)	38,739,990	[c]	38,739,990
Total Investments (cost $967,933,825)	103.4%		1,155,834,735
Liabilities, Less Cash and Receivables	(3.4%)		(38,178,835)
Net Assets	100.0%		1,117,655,900

ADR—American Depository Receipt LP—Limited Partnership

[a] Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $43,318,967 and the value of the collateral held by the fund was $44,548,300, consisting of cash collateral of $38,739,990 and U.S. Government &
Agency securities valued at $5,808,310.
[b] Investment in real estate investment trust.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	16.7
Energy	10.2
Food, Beverage & Tobacco	9.3
Pharmaceuticals, Biotechnology & Life Sciences	7.3
Technology Hardware & Equipment	7.0
Capital Goods	6.1
Insurance	5.8
Money Market Investments	5.7
Telecommunication Services	5.5
Media	5.0
Diversified Financials	4.8
Real Estate	4.5
Semiconductors & Semiconductor Equipment	4.3
Materials	3.8
Utilities	3.3
Retailing	1.6
Consumer Services	1.5
Health Care Equipment & Services	1.0
103.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted Significant	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	1,056,321,252	-	- 1,056,321,252
Equity Securities – Domestic
Preferred Stocks†	10,805,245	-	-	10,805,245
Equity Securities – Foreign
Common Stocks†	24,732,913	-	-	24,732,913
Mutual Funds	63,975,325	-	-	63,975,325
Liabilities ($)
Other Financial Instruments:
Options Written	(134,796)	-	-	(134,796)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
November 30, 2016 (Unaudited)

	Number of Contracts	Value ($)
Call Options:
Apple,
January 2017 @ 120	472	(19,824)
Applied Materials,
January 2017 @ 35	1,800	(45,000)
Suntrust Banks,
January 2017 @ 55	1,029	(69,972)
Total Options Written
(premiums received $135,721)		(134,796)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

NOTES

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At November 30, 2016, accumulated net unrealized appreciation on investments was $187,901,835, consisting of $211,502,318 gross unrealized appreciation and $23,600,483 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .0%
GM Financial Automobile Leasing Trust,
Ser. 2014-2A, Cl. A3	1.22	1/22/18	161,693	[a]	161,697
Consumer Discretionary - 5.9%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	7,200,000		7,214,969
American Honda Finance,
Sr. Unscd. Bonds	1.70	9/9/21	4,260,000		4,115,697
General Motors Financial,
Gtd. Notes	3.20	7/6/21	3,735,000		3,693,889
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,460,150
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	2,665,000	[a]	2,676,953
Macy's Retail Holdings Inc,
Gtd. Notes	3.88	1/15/22	3,520,000		3,602,410
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,606,189
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,364,930
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,680,586
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,250,000	[a]	2,243,003
					50,658,776
Consumer Staples - 4.4%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	6,635,000		6,662,608
Coca-Cola,
Sr. Unscd. Notes	1.15	4/1/18	3,335,000		3,331,398
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	4,340,000		4,396,672
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,235,983
Kroger,
Sr. Unscd. Notes	2.30	1/15/19	4,570,000		4,605,294
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		4,626,135
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,368,716
					38,226,806
Energy - 2.3%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	3,525,000		3,545,928
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	5,813,000		6,165,303
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,362,751
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	3,790,000		3,785,865

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.3% (continued)
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000		2,678,097
					19,537,944
Financials - 17.1%
Aercap Ireland Capital,
Gtd. Notes	4.50	5/15/21	4,435,000		4,584,681
American Express Credit,
Sr. Unscd. Notes	1.80	7/31/18	6,735,000		6,745,574
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000		7,393,364
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	7,175,000		7,116,976
Bank of Montreal,
Sr. Unscd. Bonds	1.40	4/10/18	4,605,000		4,595,007
Berkshire Hathaway Finance,
Gtd. Notes	1.70	3/15/19	3,225,000		3,224,339
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	11,135,000		11,215,406
Citizens Financial Group,
Sub. Notes	4.30	12/3/25	6,885,000		6,966,312
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	6,785,000		6,584,266
Deutsche Bank,
Sr. Unscd. Notes	3.38	5/12/21	4,420,000		4,278,684
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	5,470,000		5,577,075
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,073,039
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	2,293,000		2,292,445
Goldman Sachs Group,
Sr. Unscd. Notes	2.63	1/31/19	7,790,000		7,875,230
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		10,679,488
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,195,000		6,260,020
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,887,571
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		8,193,824
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,510,000	[b]	6,823,326
Santander Holdings USA,
Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,541,815
Societe Generale,
Gtd. Notes	2.63	10/1/18	2,000,000		2,025,706
Societe Generale,
Sub. Notes	4.75	11/24/25	7,335,000	[a]	7,275,352
Sumitomo Mitsui Banking,
Gtd. Notes	1.76	10/19/18	4,725,000		4,708,023
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000		5,671,652
					147,589,175
Foreign/Governmental - 2.1%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,217,470

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 2.1% (continued)
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		5,459,099
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		6,909,190
					18,585,759
Health Care - 5.3%
Abbott Laboratories,
Sr. Unscd. Notes	2.35	11/22/19	3,925,000		3,929,631
Abbvie,
Sr. Unscd. Notes	2.85	5/14/23	4,235,000		4,111,673
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,633,480
Aetna,
Sr. Unscd. Notes	2.40	6/15/21	4,350,000		4,315,922
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,132,697
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000		6,308,467
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,185,667
Prov St Joseph Health Obl,
Unscd. Notes	2.75	10/1/26	4,095,000		3,893,731
Shire Acq Inv Ireland,
Gtd. Notes	3.20	9/23/26	5,005,000		4,699,225
UnitedHealth Group,
Sr. Unscd. Notes	1.90	7/16/18	4,335,000		4,358,513
					45,569,006
Industrials - 3.2%
American Airlines,
Bonds	3.38	11/1/28	4,367,366		4,329,151
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,613,658
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	3,884,000	[c]	4,005,375
General Electric,
Sub. Notes	5.30	2/11/21	792,000		879,762
John Deere Capital,
Sr. Unscd. Notes	1.95	1/8/19	4,915,000		4,931,480
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,034,581
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,774,284
					27,568,291
Information Technology - 9.3%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		6,899,642
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,475,250
Apple,
Sr. Unscd. Notes	2.25	2/23/21	5,915,000		5,918,159
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/20	4,135,000		4,152,305
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,335,449
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	4,850,000	[a]	5,087,412

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Information Technology - 9.3% (continued)
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000	5,628,221
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000	6,169,574
Flextronics International,
Gtd. Notes	4.75	6/15/25	4,265,000	4,488,507
Intel,
Sr. Unscd. Notes	2.45	7/29/20	7,930,000	8,034,327
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	6,550,000	6,627,159
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000	6,932,100
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	2,710,000	2,528,769
Thomson Reuters,
Sr. Unscd. Notes	1.65	9/29/17	4,305,000	4,311,010
				80,587,884
Materials - .5%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	4,053,000	4,304,728
Municipal Bonds - 3.8%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,800,000	4,871,280
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	7,100,000	7,271,323
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	6,495,000	7,009,274
South Carolina Public Service Authority,
Revenue Obligations	2.39	12/1/23	3,380,000	3,301,652
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,305,000	4,527,181
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000	5,680,107
				32,660,817
Real Estate - 1.4%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	3,473,000	3,587,244
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	3,290,000	3,343,719
UDR,
Gtd. Notes	2.95	9/1/26	3,620,000	3,422,395
Weingarten Realty Investment,
Sr. Unscd. Notes	3.25	8/15/26	2,135,000	2,021,670
				12,375,028
Telecommunications - 2.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000	7,360,485
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	4,900,000	4,902,636
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000	11,647,444
				23,910,565

	Coupon	Maturity	Principal
Bonds and Notes - 98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 1.0%
Federal Home Loan Bank,
Bonds	5.38	5/15/19	4,795,000		5,241,084
Federal National Mortgage Association,
Notes	2.00	4/30/20	3,610,000	[d]	3,647,865
					8,888,949
U.S. Government Agencies/Mortgage-Backed - 1.0%
Government National Mortgage
Association,
Ser. 2013-17, Cl. AB	2.30	1/16/49	3,766,596		3,667,052
Federal National Mortgage Association
3.69%, 6/1/17			4,654,309	[d]	4,660,228
					8,327,280
U.S. Government Securities - 37.7%
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/18	14,725,194	[e]	14,826,106
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,144,097	[e]	4,180,495
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	11,664,279	[e]	12,043,683
U.S. Treasury Notes	0.88	1/31/17	22,080,000		22,099,342
U.S. Treasury Notes	0.88	2/28/17	17,250,000	[b]	17,268,595
U.S. Treasury Notes	0.63	5/31/17	22,350,000		22,351,319
U.S. Treasury Notes	1.88	8/31/17	20,610,000		20,778,260
U.S. Treasury Notes	0.63	9/30/17	32,515,000		32,466,097
U.S. Treasury Notes	0.75	10/31/17	41,775,000	[b]	41,742,374
U.S. Treasury Notes	2.63	1/31/18	41,605,000		42,410,265
U.S. Treasury Notes	1.00	5/31/18	3,250,000		3,249,113
U.S. Treasury Notes	0.88	5/15/19	11,050,000	[b]	10,948,130
U.S. Treasury Notes	0.75	8/15/19	18,000,000	[b]	17,721,216
U.S. Treasury Notes	2.00	11/30/20	5,955,000		6,020,249
U.S. Treasury Notes	1.13	2/28/21	8,610,000		8,382,980
U.S. Treasury Notes	1.13	6/30/21	5,000,000		4,844,630
U.S. Treasury Notes	2.00	7/31/22	2,045,000		2,040,566
U.S. Treasury Notes	1.75	9/30/22	8,000,000		7,860,312
U.S. Treasury Notes	1.38	8/31/23	6,000,000		5,695,548
U.S. Treasury Notes	1.38	9/30/23	5,000,000	[b]	4,743,165
U.S. Treasury Notes	2.25	11/15/24	13,325,000		13,263,585
U.S. Treasury Notes	1.63	5/15/26	11,500,000		10,751,154
					325,687,184
Utilities - .9%
Duke Energy Carolinas,
First Mortgage Bonds	1.75 12/15/16		3,010,000		3,010,981
Southern,
Sr. Unscd. Notes	1.55	7/1/18	4,990,000		4,974,716
					7,985,697
Total Bonds and Notes
(cost $856,050,976)					852,625,586

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,257,607)	6,257,607 [f]	6,257,607
Investment of Cash Collateral for
Securities Loaned - .0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $109,000)	109,000 [f]	109,000
Total Investments (cost $862,417,583)	99.4%	858,992,193
Cash and Receivables (Net)	0.6%	4,801,166
Net Assets	100.0%	863,793,359

GO—General Obligation

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $17,444,417 or 2.02% of net assets.

b

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $84,879,122 and the value of the collateral held by the fund was $87,411,266, consisting of cash collateral of $109,000 and U.S. Government & Agency securities valued at $87,302,266.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	53.1
U.S. Government Securities	37.7
Municipal Bonds	3.8
Foreign/Governmental	2.1
U.S. Government Agencies/Mortgage-Backed	2.0
Money Market Investments	.7
Asset-Backed	.0
99.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	161,697	-	161,697
Corporate Bonds†	-	458,313,900	-	458,313,900
Foreign Government	-	18,585,759	-	18,585,759
Municipal Bonds†	-	32,660,817	-	32,660,817
Mutual Funds	6,366,607	-	-	6,366,607
U.S. Government
Agencies/Mortgage-Backed	-	17,216,229	-	17,216,229
U.S. Treasury	-	325,687,184	-	325,687,184

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized depreciation on investments was $3,425,390, consisting of $7,398,730 gross unrealized appreciation and $10,824,120 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2016 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - 4.9%
Bridgestone, ADR	15,448		295,829
Daimler	6,357		422,105
Denso, ADR	18,138		402,482
Ferrari	3,539		191,531
Fiat Chrysler Automobiles	20,595		157,758
Honda Motor, ADR	14,948		444,554
Nissan Motor, ADR	9,962		188,979
Sumitomo Electric Industries, ADR	20,020		281,681
Toyota Motor, ADR	8,048		953,929
Volkswagen, ADR	7,750		211,807
			3,550,655
Banks - 12.3%
Australia & New Zealand Banking Group, ADR	24,898		524,601
Banco Bilbao Vizcaya Argentaria, ADR	65,759		405,075
Banco Santander, ADR	110,369		498,868
Barclays, ADR	34,440		370,230
BNP Paribas, ADR	16,961		492,208
Commerzbank, ADR	22,392		156,968
Commonwealth Bank of Australia, ADR	3,423	[a]	596,739
Credit Agricole, ADR	25,891		145,249
Danske Bank, ADR	22,808		333,681
Erste Group Bank, ADR	12,283		169,997
Hachijuni Bank, ADR	3,799		204,378
Hang Seng Bank, ADR	12,669		240,097
HSBC Holdings, ADR	21,528		851,217
ING Groep, ADR	36,569		496,241
Intesa Sanpaolo, ADR	20,134		266,876
Lloyds Banking Group, ADR	103,823		303,163
Mitsubishi UFJ Financial Group, ADR	72,092		432,552
Mizuho Financial Group, ADR	41,000		147,600
National Australia Bank, ADR	44,906		481,392
Shinsei Bank, ADR	35,546		115,525
Societe Generale, ADR	40,045		343,586
Sumitomo Mitsui Financial Group, ADR	35,296		265,779
Sumitomo Mitsui Trust Holdings, ADR	31,240		114,026

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Banks - 12.3% (continued)
United Overseas Bank, ADR	8,700		246,906
Westpac Banking, ADR	25,615		597,342
			8,800,296
Capital Goods - 10.4%
ABB, ADR	26,372	[b]	538,780
Airbus Group, ADR	23,922		381,077
Asahi Glass, ADR	30,076		196,697
Atlas Copco, Cl. A, ADR	11,747		355,464
Atlas Copco, Cl. B, ADR	6,320		168,997
BAE Systems, ADR	7,289		219,326
CK Hutchison Holdings, ADR	8,471		102,626
FANUC, ADR	19,000		326,135
ITOCHU, ADR	5,705		158,599
Kajima, ADR	2,417		170,120
Kawasaki Heavy Industries, ADR	11,754		151,862
Keppel, ADR	13,187		101,276
Komatsu, ADR	14,788		347,814
Kubota, ADR	3,271		253,208
Marubeni, ADR	1,423		79,517
Metso, ADR	30,248		214,183
Mitsubishi Electric, ADR	12,575		352,603
Mitsubishi, ADR	6,957		306,804
Mitsui & Co., ADR	811		223,163
Nidec, ADR	13,562		307,451
NSK, ADR	7,210		160,783
Rolls-Royce Holdings, ADR	18,030		153,435
Sandvik, ADR	27,176		320,949
Siemens, ADR	7,111		800,770
SKF, ADR	10,990		197,161
Sumitomo, ADR	19,536		238,339
Teijin, ADR	8,848		164,466
TOTO, ADR	5,445		209,543
Volvo AB, Cl. B, ADR	21,752		229,701
			7,430,849
Commercial & Professional Services - 2.8%
Dai Nippon Printing, ADR	24,828		237,852
Experian, ADR	15,573		293,299
RELX, ADR	20,024		347,216
Secom, ADR	23,620		435,317
Toppan Printing, ADR	34,905		318,683

Common Stocks - 98.8% (continued)	Shares		Value ($)
Commercial & Professional Services - 2.8% (continued)
Wolters Kluwer, ADR	9,772		351,694
			1,984,061
Consumer Durables & Apparel - 3.6%
adidas, ADR	6,175		453,554
Casio Computer, ADR	1,290		170,983
Cie Financiere Richemont, ADR	40,900		263,805
Electrolux, Cl. B, ADR	3,367		157,340
LVMH Moet Hennessy Louis Vuitton, ADR	12,169		441,735
Panasonic, ADR	24,520		254,518
Pandora, ADR	10,600		313,866
Sega Sammy Holdings, ADR	44,384		169,813
Sony, ADR	12,522		364,015
			2,589,629
Consumer Services - 1.3%
Compass Group, ADR	21,325		364,487
InterContinental Hotels Group, ADR	5,939		245,340
Sodexo, ADR	14,960		325,754
			935,581
Diversified Financials - 2.7%
Computershare, ADR	21,142		185,838
Credit Suisse Group, ADR	17,222	[b]	229,741
Daiwa Securities Group, ADR	42,790		261,875
Deutsche Bank	10,806	[b]	170,735
Nomura Holdings, ADR	47,857		261,778
ORIX, ADR	4,179		331,896
UBS Group	32,251		511,178
			1,953,041
Energy - 5.1%
BP, ADR	19,166		671,002
Eni, ADR	12,575		350,968
Repsol, ADR	18,057		242,506
Royal Dutch Shell, Cl. A, ADR	9,753		498,378
Royal Dutch Shell, Cl. B, ADR	8,593		465,483
Statoil, ADR	13,355		232,377
Technip, ADR	12,759		220,093
Total, ADR	15,419		734,870
Woodside Petroleum, ADR	10,215		233,004
			3,648,681
Food & Staples Retailing - 1.0%
Aeon, ADR	13,968		193,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Food & Staples Retailing - 1.0% (continued)
J Sainsbury, ADR	1,318		15,374
Koninklijke Ahold, ADR	17,426		341,811
Tesco, ADR	21,655	[b]	168,476
			718,855
Food, Beverage & Tobacco - 7.2%
Ajinomoto, ADR	10,230		201,838
Anheuser-Busch InBev, ADR	5,685		587,090
British American Tobacco, ADR	5,904		643,772
Coca-Cola Amatil, ADR	19,462		138,083
Coca-Cola HBC, ADR	5,662	[b]	119,695
Danone, ADR	33,409		417,345
Diageo, ADR	3,298		333,890
Heineken, ADR	7,309		272,918
Imperial Brands, ADR	5,274		225,622
Japan Tobacco, ADR	14,000		243,880
Kirin Holdings, ADR	13,382		220,803
Nestle, ADR	19,755		1,329,511
Orkla, ADR	22,807		202,754
Yamazaki Baking, ADR	1,023		203,711
			5,140,912
Health Care Equipment & Services - 1.7%
Essilor International, ADR	7,284		384,486
Fresenius Medical Care & Co., ADR	8,300		323,368
Olympus, ADR	7,140		255,541
Smith & Nephew, ADR	8,103		230,692
			1,194,087
Household & Personal Products - 3.1%
Henkel AG & Co., ADR	2,872		332,003
Kao, ADR	5,988		278,143
L'Oreal, ADR	10,964		372,612
Reckitt Benckiser Group, ADR	14,141		239,266
Svenska Cellulosa, ADR	8,419		223,482
Unilever (NY Shares)	10,503		418,334
Unilever, ADR	9,138		365,337
			2,229,177
Insurance - 5.7%
Aegon (NY Shares)	24,627		125,598
Ageas, ADR	7,836		292,204
AIA Group, ADR	29,000		707,890
Allianz, ADR	39,270		623,019

Common Stocks - 98.8% (continued)	Shares		Value ($)
Insurance - 5.7% (continued)
AXA, ADR	19,300		453,357
Legal & General Group, ADR	20,367		302,450
MS&AD Insurance Group Holdings, ADR	18,902		298,652
Prudential, ADR	13,532		521,253
Tokio Marine Holdings, ADR	9,055		396,835
Zurich Insurance Group, ADR	14,947		391,312
			4,112,570
Materials - 7.9%
Air Liquide, ADR	18,717		379,581
Akzo Nobel, ADR	12,115		250,538
Alumina, ADR	33,720		165,565
Amcor, ADR	5,596		238,557
Anglo American, ADR	17,423	[b]	132,066
ArcelorMittal (NY Shares)	19,355	[b]	146,517
Asahi Kasei, ADR	10,985		198,279
BASF, ADR	7,996		685,177
BHP Billiton, ADR	3,045		100,850
BHP Billiton, ADR	9,704		364,288
Boral, ADR	14,021		216,274
Glencore, ADR	40,136	[b]	278,343
James Hardie Industries, ADR	21,020		327,492
Johnson Matthey, ADR	2,292		183,452
Kobe Steel, ADR	5,450		25,561
Nippon Steel & Sumitomo Metal, ADR	10,082		219,888
Nitto Denko, ADR	6,620		233,024
Norsk Hydro, ADR	24,033		113,195
OJI Holdings, ADR	3,200		131,713
Rio Tinto, ADR	7,424		281,444
South32, ADR	17,139		172,675
Syngenta, ADR	4,295		328,224
Toray Industries, ADR	15,040		247,859
UPM-Kymmene, ADR	9,622		220,440
			5,641,002
Media - 1.3%
Pearson, ADR	10,733		105,935
Publicis Groupe, ADR	14,114		228,082
Sky, ADR	3,357		130,419
WPP, ADR	4,296		456,407
			920,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AstraZeneca, ADR	18,186	475,382
Bayer, ADR	6,580	616,678
CSL, ADR	1,100	39,886
Eisai, ADR	4,123	241,360
GlaxoSmithKline, ADR	19,040	719,522
Novartis, ADR	16,137	1,109,580
Novo Nordisk, ADR	16,075	540,120
Roche Holding, ADR	40,932	1,136,272
Sanofi, ADR	17,539	705,068
Shire, ADR	1,985	346,581
Teva Pharmaceutical Industries, ADR	7,100	267,670
		6,198,119
Real Estate - 3.8%
British Land, ADR	9,094	69,433
CapitaLand, ADR	60,796	261,453
City Developments, ADR	32,591	193,591
Daiwa House Industry, ADR	8,610	247,882
Hysan Development, ADR	23,301	205,473
LendLease Group, ADR	25,416	253,398
Mitsubishi Estate, ADR	21,000	428,400
Sino Land, ADR	26,641	209,510
Sun Hung Kai Properties, ADR	20,037	263,186
Swire Pacific, Cl. A, ADR	18,906	189,816
Westfield, ADR	27,514	374,328
		2,696,470
Retailing - .9%
Hennes & Mauritz, ADR	53,006	305,580
Kingfisher, ADR	20,001	177,009
Marui Group, ADR	5,401	150,688
		633,277
Software & Services - 2.5%
Dassault Systemes, ADR	4,670	355,153
Fujitsu, ADR	6,602	197,994
NICE Systems, ADR	2,700	177,633
Sage Group, ADR	8,164	269,575
SAP, ADR	10,012	833,199
		1,833,554
Technology Hardware & Equipment - 2.9%
Canon, ADR	9,097	262,994
Ericsson, ADR	27,004	138,260

Common Stocks - 98.8% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 2.9% (continued)
FUJIFILM Holdings, ADR	8,819		332,653
Hitachi, ADR	4,435		242,107
Kyocera, ADR	5,424		263,172
Nokia, ADR	54,630		234,909
Omron, ADR	5,660		213,269
Ricoh, ADR	15,155		123,362
TDK, ADR	3,571		246,131
			2,056,857
Telecommunication Services - 4.6%
BT Group, ADR	10,368		233,591
Deutsche Telekom, ADR	26,384		412,646
KDDI, ADR	22,000		289,080
Nippon Telegraph & Telephone, ADR	6,682		268,683
Orange, ADR	17,802		254,213
Singapore Telecommunications, ADR	1,960		51,822
SoftBank Group, ADR	12,000		359,400
Swisscom, ADR	4,736		202,109
Telecom Italia, ADR	19,396	[b]	145,082
Telefonica, ADR	34,050		282,274
Telenor, ADR	7,588		111,392
Telstra, ADR	16,748		312,886
Vodafone Group, ADR	15,564		380,384
			3,303,562
Transportation - 1.3%
ANA Holdings, ADR	17,722		98,701
Deutsche Lufthansa, ADR	3,566		46,005
International Consolidated Airlines Group, ADR	7,655		82,521
MTR, ADR	7,662		383,265
Nippon Yusen, ADR	34,373		127,905
Ryanair Holdings, ADR	2,129	[b]	169,979
			908,376
Utilities - 3.2%
Centrica, ADR	10,470		110,092
CLP Holdings, ADR	18,613		180,639
E.ON, ADR	16,644		110,350
EDP - Energias de Portugal, ADR	3,830		110,457
Enel, ADR	66,507		265,030
Engie, ADR	7,886		97,037
Hong Kong & China Gas, ADR	92,782		178,141
Iberdrola, ADR	16,548		395,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares	Value ($)
Utilities - 3.2% (continued)
National Grid, ADR	5,744	327,810
RWE, ADR	4,530 [b]	56,580
SSE, ADR	7,960	146,106
United Utilities Group, ADR	7,247	162,913
Veolia Environnement, ADR	10,027	172,615
		2,313,433
Total Common Stocks (cost $98,766,702)		70,793,887
	Principal
Short-Term Investments - .1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.33%, 12/15/16
(cost $44,994)	45,000 [c]	44,998
Total Investments (cost $98,811,696)	98.9%	70,838,885
Cash and Receivables (Net)	1.1%	814,530
Net Assets	100.0%	71,653,415

ADR—American Depository Receipt

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $596,739 or .83% of net assets.
[b] Non-income producing security.
[c] Held by or on behalf of a counterparty for open financial futures contracts.

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.3
Capital Goods	10.4
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Materials	7.9
Food, Beverage & Tobacco	7.2
Insurance	5.7
Energy	5.1
Automobiles & Components	4.9
Telecommunication Services	4.6
Real Estate	3.8
Consumer Durables & Apparel	3.6
Utilities	3.2
Household & Personal Products	3.1
Technology Hardware & Equipment	2.9
Commercial & Professional Services	2.8
Diversified Financials	2.7
Software & Services	2.5
Health Care Equipment & Services	1.7
Consumer Services	1.3
Media	1.3
Transportation	1.3
Food & Staples Retailing	1.0
Retailing	.9
Short-Term Investment	.1
98.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Appreciation Fund
November 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
MSCI EAFE Index	7	572,285	December 2016	(3,365)
Gross Unrealized Depreciation				(3,365)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	70,793,887	-	-	70,793,887
U.S. Treasury	-	44,998	-	44,998
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(3,365)	-	-	(3,365)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures

NOTES

contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At November 30, 2016, accumulated net unrealized depreciation on investments was $27,972,811, consisting of 8,695,393 gross unrealized appreciation and $36,668,204 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2016 (Unaudited)

Common Stocks - 98.7%	Shares	Value ($)
Australia - 7.8%
Australia & New Zealand Banking Group	323,225	6,781,044
Bank of Queensland	330,000	2,739,054
Commonwealth Bank of Australia	89,240	5,182,970
Insurance Australia Group	601,629	2,483,482
Sydney Airport	64,134	297,419
Telstra	136,334	508,412
Westpac Banking	146,467	3,382,113
		21,374,494
Austria - .1%
ANDRITZ	5,500	283,764
Canada - 6.7%
BCE	42,800	1,844,481
CI Financial	68,800	1,360,840
Inter Pipeline	137,500	2,795,448
National Bank of Canada	93,000	3,483,779
Royal Bank of Canada	28,600	1,854,007
Shaw Communications, Cl. B	78,800	1,542,211
TELUS	43,100	1,346,293
Toronto-Dominion Bank	68,600	3,246,410
TransCanada	20,100	902,727
		18,376,196
China - 4.5%
Bank of China, Cl. H	5,382,500	2,449,587
CNOOC	1,957,400	2,468,043
Industrial & Commercial Bank of China, Cl. H	4,942,000	3,026,429
Jiangsu Expressway, Cl. H	1,111,300	1,481,447
Zhejiang Expressway, Cl. H	2,802,700	2,995,473
		12,420,979
France - 5.1%
Klepierre	52,323	1,951,167
Renault	76,687	6,042,109
Total	66,254	3,156,708
Unibail-Rodamco	13,680	3,019,363
		14,169,347

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Germany - 3.5%
HUGO BOSS	25,200		1,444,914
Muenchener Rueckversicherungs	18,523		3,373,690
ProSiebenSat.1 Media	139,367		4,776,141
			9,594,745
Hong Kong - 2.3%
China Power International Development	5,394,000		1,995,846
Link REIT	309,000		2,127,325
Power Assets Holdings	229,000		2,184,748
			6,307,919
Israel - 2.2%
Bezeq The Israeli Telecommunication Corporation	3,221,229		5,952,627
Italy - 3.2%
Eni	38,005		529,274
Intesa Sanpaolo	3,200,000		7,108,624
Italgas	55,628	[a]	199,040
Snam	278,140		1,077,150
			8,914,088
Japan - 14.9%
Aozora Bank	646,000		2,219,116
Asahi Glass	227,000		1,474,245
Bridgestone	42,000		1,603,199
Canon	46,900		1,336,838
Daito Trust Construction	51,900		8,063,655
ITOCHU	442,200		6,037,467
JFE Holdings	57,300		836,423
Marubeni	548,800		3,004,357
Nippon Steel & Sumitomo Metal	25,200		540,323
NTT DOCOMO	58,600		1,344,053
SBI Holdings	90,000		1,126,524
Sumitomo	706,300		8,427,075
Sumitomo Chemical	60,000		274,289
Takeda Pharmaceutical	112,400		4,602,893
			40,890,457
Macau - 3.3%
Sands China	1,873,500		9,226,803
Malaysia - .8%
British American Tobacco Malaysia	216,600		2,143,690
New Zealand - 2.3%
Auckland International Airport	738,100		3,217,358

Common Stocks - 98.7% (continued)	Shares		Value ($)
New Zealand - 2.3% (continued)
Spark New Zealand	1,254,700		3,229,984
			6,447,342
Norway - 2.8%
Gjensidige Forsikring	69,295		1,108,564
Marine Harvest	375,300	[a]	6,748,938
			7,857,502
Russia - 2.7%
Severstal	500,000		7,490,838
South Africa - 1.7%
MMI Holdings	1,079,801		1,685,955
MTN Group	100,000		804,120
Vodacom Group	223,034		2,293,000
			4,783,075
South Korea - 3.1%
POSCO	39,465		8,422,666
Spain - 3.5%
Banco Santander	690,700		3,157,281
Red Electrica	250,000		4,451,369
Telefonica	232,000		1,930,690
			9,539,340
Sweden - 1.6%
Investor, Cl. B	51,004		1,722,660
Skanska, Cl. B	119,310		2,742,521
			4,465,181
Switzerland - 5.8%
Nestle	3,689		248,183
Novartis	79,436		5,488,717
Roche Holding	10,971		2,446,273
STMicroelectronics	487,173		4,969,161
Zurich Insurance Group	10,785	[a]	2,826,992
			15,979,326
Taiwan - 5.1%
Chicony Electronics	392,231		924,185
Compal Electronics	1,093,900		622,919
Eclat Textile	25,000		258,840
MediaTek	216,000		1,501,082
Novatek Microelectronics	660,000		2,194,961
Siliconware Precision Industries	3,407,000		5,157,586
Taiwan Semiconductor Manufacturing	420,000		2,411,445
Teco Electric & Machinery	330,000		275,923

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares	Value ($)
Taiwan - 5.1% (continued)
Transcend Information	264,400	725,020
		14,071,961
Thailand - .1%
Thai Union Group, Cl. F	500,000	290,083
Turkey - .4%
Petkim Petrokimya Holding	930,000	988,008
United Kingdom - 14.7%
AstraZeneca	56,940	2,956,252
BAE Systems	459,523	3,452,618
BP	714,051	4,104,835
British American Tobacco	130,712	7,185,456
GlaxoSmithKline	181,124	3,389,149
HSBC Holdings	238,773	1,897,684
Imperial Brands	82,355	3,537,464
Legal & General Group	959,709	2,831,468
National Grid	268,600	3,069,023
Persimmon	55,200	1,174,130
Royal Dutch Shell, Cl. A	107,745	2,731,271
SSE	161,452	2,979,639
Unilever	15,963	638,336
Vodafone Group	174,795	424,068
		40,371,393
United States - .5%
iShares MSCI EAFE ETF	24,000	1,362,960
Total Common Stocks (cost $268,045,833)		271,724,784
Other Investment - .1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $261,086)	261,086 [b]	261,086
Total Investments (cost $268,306,919)	98.8%	271,985,870
Cash and Receivables (Net)	1.2%	3,260,892
Net Assets	100.0%	275,246,762

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.4
Consumer Discretionary	15.3
Telecommunications	7.7
Information Technology	7.6
Consumer Staples	7.5
Health Care	6.9
Materials	6.7
Energy	6.1
Industrials	5.9
Utilities	5.8
Real Estate	5.5
Financial	.8
Exchange-Traded Funds	.5
Money Market Investment	.1
98.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	270,361,824	-	-	270,361,824
Exchange-Traded Funds	1,362,960	-	-	1,362,960
Mutual Funds	261,086	-	-	261,086

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $3,678,951, consisting of $21,858,351 gross unrealized appreciation and $18,179,400 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Australia - 10.4%
Australia & New Zealand Banking Group	570,683		11,972,547
BHP Billiton	651,382		11,741,509
Commonwealth Bank of Australia	391,786		22,754,539
Evolution Mining	3,768,297		5,356,687
LendLease Group	850,973		8,552,524
Macquarie Group	153,575		9,514,870
Qantas Airways	1,666,116		4,060,127
Vicinity Centres	3,095,652		6,675,063
Woodside Petroleum	520,015		11,374,212
Woolworths	413,032		6,981,518
			98,983,596
Belgium - 1.0%
Anheuser-Busch InBev	94,808		9,851,278
Brazil - 1.1%
Aperam	233,711		10,465,263
Denmark - .7%
Danske Bank	238,974		6,981,642
Finland - .9%
UPM-Kymmene	359,197		8,223,008
France - 10.5%
Atos	93,207		9,634,541
Carrefour	503,646		11,807,414
Cie de St-Gobain	171,487		7,438,137
Cie Generale des Etablissements Michelin	87,378		9,353,362
Dassault Aviation	4,948		5,404,083
Orange	1,387,847		20,232,357
Sanofi	236,992		19,116,998
Thales	54,432		5,314,956
Vinci	174,478		11,322,680
			99,624,528
Germany - 7.7%
Allianz	115,853		18,393,458
Continental	79,330		14,074,637
Covestro	84,262	[a]	5,414,566
Deutsche Post	239,998		7,501,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Germany - 7.7% (continued)
Evonik Industries	335,530		9,356,135
Infineon Technologies	468,731		7,839,258
Siemens	97,116		10,972,164
			73,551,348
Hong Kong - 1.8%
AIA Group	2,807,000		17,117,398
Ireland - .5%
CRH	144,662		4,828,813
Israel - 1.4%
Teva Pharmaceutical Industries, ADR	345,897		13,040,317
Italy - 2.5%
Enel	4,516,524		18,256,995
Prysmian	221,015		5,286,857
			23,543,852
Japan - 23.1%
Aisin Seiki	341,100		14,579,599
Astellas Pharma	360,600		4,978,521
Chubu Electric Power	891,100		12,505,232
Daiwa House Industry	338,200		9,613,447
Japan Airlines	305,200		9,030,217
JTEKT	380,200		6,081,605
Kandenko	529,000		4,924,479
KDDI	370,400		9,709,625
Mitsubishi Chemical Holdings	1,481,600		9,317,872
Mitsubishi Electric	705,500		9,721,784
Murata Manufacturing	121,700		16,408,570
Nintendo	55,300		13,425,615
Panasonic	1,797,300		18,286,414
Park24	179,900		5,110,572
Seven & i Holdings	437,400		16,956,156
Shionogi & Co.	185,200		8,757,764
Showa Shell Sekiyu	580,300		5,178,850
Sony	596,100		17,131,916
Sumitomo Mitsui Financial Group	572,700		21,054,816
Tosoh	969,000		6,504,890
			219,277,944
Netherlands - 3.1%
ABN AMRO Group	460,184	[a]	9,949,608
Heineken	153,748		11,523,808

Common Stocks - 99.0% (continued)	Shares		Value ($)
Netherlands - 3.1% (continued)
RELX	469,431		7,582,301
			29,055,717
Norway - 1.0%
Telenor	671,831		9,927,099
Portugal - 1.3%
Galp Energia	885,857		11,984,743
Singapore - .8%
Ascendas Real Estate Investment Trust	4,312,900		7,071,068
Singapore Exchange	28,700		146,168
			7,217,236
Spain - 3.6%
ACS Actividades de Construccion y Servicios	166,761		4,910,765
Banco Santander	4,575,867		20,916,891
Gamesa Corp Tecnologica	381,032		7,913,179
			33,740,835
Sweden - 3.2%
Electrolux, Ser. B	276,277		6,461,481
Svenska Cellulosa, Cl. B	330,674		8,820,077
Swedbank, Cl. A	369,374		8,526,665
Volvo, Cl. B	615,097		6,575,938
			30,384,161
Switzerland - 7.1%
Actelion	55,561	[b]	10,711,081
Adecco Group	156,078		9,617,672
Julius Baer Group	360,156	[b]	15,916,012
Novartis	291,738		20,157,957
Swiss Life Holding	38,561	[b]	10,604,559
			67,007,281
United Kingdom - 17.3%
Aggreko	367,557		3,759,592
AstraZeneca	253,038		13,137,409
Carnival	187,659		9,495,302
Imperial Brands	309,911		13,311,868
Prudential	949,295		18,392,494
Royal Dutch Shell, Cl. B	929,067		24,626,558
Shire	231,999		13,526,961
Sky	1,115,191		10,897,541
Smiths Group	324,997		5,737,657
Unilever	598,989		23,952,665
Wolseley	172,983		10,053,502

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares	Value ($)
United Kingdom - 17.3% (continued)
WPP	815,062	17,428,537
		164,320,086
Total Common Stocks (cost $996,603,676)		939,126,145
Other Investment - .5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $5,119,767)	5,119,767 [c]	5,119,767
Total Investments (cost $1,001,723,443)	99.5%	944,245,912
Cash and Receivables (Net)	.5%	4,327,131
Net Assets	100.0%	948,573,043

ADR—American Depository Receipt

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $15,364,174 or 1.62% of net assets.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.2
Consumer Discretionary	13.9
Industrials	13.4
Health Care	10.9
Consumer Staples	10.9
Materials	7.5
Energy	6.4
Information Technology	5.0
Telecommunications	4.2
Utilities	3.2
Real Estate	1.4
Money Market Investment	.5
99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	939,126,145	-	-	939,126,145
Mutual Funds	5,119,767	-	-	5,119,767
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	3,889	-	3,889
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(136)	-	(136)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at November 30, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Northern Trust Bank
Hong Kong Dollar,
Expiring
12/1/2016	37,191,099	4,794,966	4,794,830	(136)
Sales:
Barclays Bank
Singapore Dollar,
Expiring
12/1/2016	1,178,812	824,996	822,417	2,579
JP Morgan Chase Bank
Euro,
Expiring
12/1/2016	4,196,424	4,448,889	4,447,579	1,310
Gross Unrealized Appreciation				3,889
Gross Unrealized Depreciation				(136)

At November 30, 2016, accumulated net unrealized depreciation on investments was $57,477,531, consisting of $944,245,912 gross unrealized appreciation and $1,001,723,443 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market OpportunitiesFund
November 30, 2016 (Unaudited)

Common Stocks - 47.7%	Shares		Value ($)
Banks - 1.5%
Bank of America	58,020		1,225,382
Capital Goods - 5.5%
3M	4,970		853,548
Donaldson	3,574	[a]	144,961
Eaton	14,105		938,124
Emerson Electric	1,980		111,751
Fastenal	3,205		151,917
Flowserve	2,625		124,556
Honeywell International	7,217		822,305
Illinois Tool Works	6,833		855,355
MSC Industrial Direct, Cl. A	1,361		121,592
Toro	3,440	[a]	182,079
W.W. Grainger	255	[a]	58,795
			4,364,983
Commercial & Professional Services - .2%
Ecolab	1,285		149,998
Consumer Durables & Apparel - .2%
NIKE, Cl. B	3,086		154,516
Consumer Services - 1.4%
McDonald's	1,217		145,152
Starbucks	3,407		197,504
Yum! Brands	11,710		742,297
			1,084,953
Diversified Financials - 2.7%
Intercontinental Exchange	21,650		1,199,410
Invesco	31,758		994,343
			2,193,753
Energy - 4.2%
EOG Resources	2,111		216,420
Halliburton	995		52,825
Marathon Petroleum	16,940		796,519
Nabors Industries	58,000		933,800
Occidental Petroleum	1,081		77,140
Schlumberger	1,886		158,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 47.7% (continued)	Shares		Value ($)
Energy - 4.2% (continued)
Valero Energy	17,745		1,092,382
			3,327,604
Food, Beverage & Tobacco - 3.4%
Constellation Brands, Cl. A	5,370		811,622
PepsiCo	10,203		1,021,320
Philip Morris International	10,024		884,919
			2,717,861
Health Care Equipment & Services - 2.5%
C.R. Bard	1,083		228,026
Cerner	2,245	[b]	111,756
Intuitive Surgical	277	[b]	178,316
ResMed	2,820	[a]	173,374
Stryker	1,822		207,089
UnitedHealth Group	6,010		951,503
Varian Medical Systems	1,536	[b]	137,979
			1,988,043
Household & Personal Products - .4%
Colgate-Palmolive	2,156		140,636
Estee Lauder, Cl. A	1,815		141,025
			281,661
Insurance - 1.3%
Hartford Financial Services Group	21,820		1,028,158
Materials - 1.9%
Dow Chemical	17,120		953,926
FMC	2,525		141,703
International Flavors & Fragrances	995		120,445
Monsanto	1,454		149,340
Praxair	1,308		157,352
			1,522,766
Media - 2.5%
Comcast, Cl. A	11,100		771,561
Time Warner	11,530		1,058,685
Walt Disney	1,453		144,021
			1,974,267
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Agilent Technologies	19,250		846,615
Allergan	4,886		949,350
Biogen	408	[b]	119,981
Celgene	1,189	[b]	140,908
Gilead Sciences	1,380		101,706

Common Stocks - 47.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.6% (continued)
Johnson & Johnson	12,416		1,381,901
Mettler-Toledo International	293	[b]	120,722
			3,661,183
Retailing - 1.8%
Amazon.com	1,341	[b]	1,006,514
The TJX Companies	3,291		257,817
Tractor Supply	2,234		167,706
			1,432,037
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom	8,129		1,385,913
NVIDIA	13,930	[a]	1,284,346
			2,670,259
Software & Services - 9.2%
Adobe Systems	12,082	[b]	1,242,150
Alphabet, Cl. A	2,037	[b]	1,580,468
Alphabet, Cl. C	172	[b]	130,383
Automatic Data Processing	1,850		177,637
Cognizant Technology Solutions, Cl. A	2,460	[b]	135,497
Electronic Arts	12,860	[b]	1,019,026
Facebook, Cl. A	9,455	[b]	1,119,661
Jack Henry & Associates	1,925		166,397
Mastercard, Cl. A	2,458		251,208
Microsoft	3,234		194,881
Oracle	3,551		142,715
Paychex	3,221		189,878
Visa, Cl. A	12,865		994,722
			7,344,623
Technology Hardware & Equipment - .9%
Amphenol, Cl. A	3,758		256,521
Cisco Systems	5,633		167,976
IPG Photonics	1,870	[a,b]	179,370
TE Connectivity	1,595		107,886
			711,753
Transportation - .2%
Expeditors International of Washington	3,165		166,922
Total Common Stocks (cost $28,714,580)			38,000,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 52.6%	Shares		Value ($)
Registered Investment Companies:
BNY Mellon Income Stock Fund, Cl. M	1,244,974	[c]	11,179,868
Dreyfus Institutional Preferred Government Plus Money Market Fund	562,334	[d]	562,334
Dreyfus Research Growth Fund, Cl. Y	1,063,967	[c]	15,108,329
Dreyfus Strategic Value Fund, Cl. Y	386,863	[c]	15,126,351
(cost $37,067,116)			41,976,882
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $181,861)	181,861	[d]	181,861
Total Investments (cost $65,963,557)	100.5%		80,159,465
Liabilities, Less Cash and Receivables	(.5%)		(381,862)
Net Assets	100.0%		79,777,603

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $2,006,343 and the value of the collateral held by the fund was $2,062,921, consisting of cash collateral of $181,861 and U.S. Government & Agency securities valued at $1,881,060.

[b]	Non-income producing security.
[c]	Investment in affiliated mutual fund.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	51.9
Software & Services	9.2
Capital Goods	5.5
Pharmaceuticals, Biotechnology & Life Sciences	4.6
Energy	4.2
Food, Beverage & Tobacco	3.4
Semiconductors & Semiconductor Equipment	3.3
Diversified Financials	2.7
Health Care Equipment & Services	2.5
Media	2.5
Materials	1.9
Retailing	1.8
Banks	1.5
Consumer Services	1.4
Insurance	1.3
Money Market Investments	.9
Technology Hardware & Equipment	.9
Household & Personal Products	.4
Commercial & Professional Services	.2
Consumer Durables & Apparel	.2
Transportation	.2
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market OpportunitiesFund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	36,614,809	-	-	36,614,809
Equity Securities—
Foreign Common
Stocks†	1,385,913	-	-	1,385,913
Mutual Funds	42,158,743	-	-	42,158,743

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $14,195,908, consisting of $14,670,724 gross unrealized appreciation and $474,816 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Automobiles & Components - .9%
Visteon	34,730		2,732,209
Banks - 5.9%
Bank of America	332,525		7,022,928
JPMorgan Chase & Co.	93,869		7,525,478
Wells Fargo & Co.	73,444		3,886,656
			18,435,062
Capital Goods - 7.5%
3M	12,903		2,215,961
Boeing	26,335		3,964,998
General Electric	223,004		6,859,603
HD Supply Holdings	39,925	[a]	1,566,657
Honeywell International	8,196		933,852
Illinois Tool Works	8,792		1,100,583
Ingersoll-Rand	13,220		985,419
Lennox International	4,730	[b]	703,209
Owens Corning	46,005		2,363,737
Spirit AeroSystems Holdings, Cl. A	43,002		2,504,866
			23,198,885
Consumer Durables & Apparel - .3%
Brunswick	10,335		517,990
D.R. Horton	15,340		425,225
			943,215
Consumer Services - 1.7%
Carnival	49,770		2,558,676
Darden Restaurants	38,831		2,846,312
			5,404,988
Diversified Financials - 5.9%
Affiliated Managers Group	12,361	[a]	1,830,664
American Express	49,526		3,567,853
Ameriprise Financial	25,980		2,967,176
Berkshire Hathaway, Cl. B	10,170	[a]	1,601,165
Discover Financial Services	46,830		3,173,669
Moody's	6,925		695,963
S&P Global	23,460		2,791,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Diversified Financials - 5.9% (continued)
T. Rowe Price Group	24,336		1,802,324
			18,430,319
Energy - 5.4%
Chevron	17,250		1,924,410
Exxon Mobil	93,262		8,141,773
Newfield Exploration	13,325	[a]	602,557
Occidental Petroleum	7,760		553,754
Phillips 66	7,775	[b]	645,947
Valero Energy	47,952		2,951,925
World Fuel Services	43,375		1,928,452
			16,748,818
Food & Staples Retailing - 3.7%
CVS Health	47,520		3,653,813
Kroger	21,338		689,217
Walgreens Boots Alliance	34,080		2,887,598
Wal-Mart Stores	61,013		4,297,146
			11,527,774
Food, Beverage & Tobacco - 5.9%
Altria Group	72,662		4,645,282
Blue Buffalo Pet Products	29,075	[a]	681,227
Campbell Soup	10,390		591,087
ConAgra Foods	57,150		2,096,833
J.M. Smucker	16,755		2,110,292
Lamb Weston Holdings	0		11
Mondelez International, Cl. A	81,470		3,359,823
PepsiCo	48,115		4,816,311
			18,300,866
Health Care Equipment & Services - 5.3%
Baxter International	60,010		2,662,644
Cigna	11,756		1,584,003
Danaher	34,205		2,673,805
Express Scripts Holding	39,185	[a]	2,973,358
Hologic	44,375	[a]	1,698,675
Quintiles Transnational Holdings	7,720	[a]	593,128
UnitedHealth Group	26,120		4,135,318
			16,320,931
Household & Personal Products - 1.6%
Church & Dwight	13,160		576,276
Estee Lauder, Cl. A	31,187		2,423,230
Kimberly-Clark	7,885		911,585

Common Stocks - 98.9% (continued)	Shares		Value ($)
Household & Personal Products - 1.6% (continued)
Procter & Gamble	13,324		1,098,697
			5,009,788
Insurance - 3.1%
Marsh & McLennan Cos.	44,570		3,089,147
Prudential Financial	35,221		3,543,233
Travelers	27,111		3,073,032
			9,705,412
Materials - 3.1%
Air Products & Chemicals	3,870		559,060
Celanese, Ser. A	34,000		2,696,880
Crown Holdings	10,730	[a]	583,605
Dow Chemical	22,812		1,271,085
Nucor	13,160		818,420
Owens-Illinois	26,510	[a]	486,989
Reliance Steel & Aluminum	39,140		3,174,254
			9,590,293
Media - 4.0%
CBS, Cl. B	49,855		3,027,196
Omnicom Group	5,245		456,000
Sirius XM Holdings	178,525	[b]	815,859
Time Warner	36,881		3,386,413
Walt Disney	46,899		4,648,629
			12,334,097
Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
AbbVie	18,025		1,095,920
Agilent Technologies	41,910		1,843,202
Amgen	28,759		4,143,309
Charles River Laboratories International	7,725	[a]	549,248
Gilead Sciences	47,877		3,528,535
Johnson & Johnson	62,423		6,947,680
Merck & Co.	89,626		5,484,215
Pfizer	176,571		5,674,992
Thermo Fisher Scientific	20,610		2,887,667
			32,154,768
Real Estate - 2.6%
Equity Residential	39,290	[c]	2,357,793
General Growth Properties	97,482	[c]	2,470,194
Public Storage	13,295	[c]	2,782,643
Simon Property Group	3,064	[c]	550,448
			8,161,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Retailing - 3.9%
Amazon.com	5,440	[a]	4,083,101
Home Depot	39,179		5,069,763
Lowe's	25,854		1,824,000
Nordstrom	10,350	[b]	578,772
Target	7,849		606,257
			12,161,893
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials	86,915		2,798,663
Texas Instruments	49,131		3,632,255
			6,430,918
Software & Services - 13.1%
Activision Blizzard	74,135		2,714,082
Alphabet, Cl. A	6,997	[a]	5,428,832
Alphabet, Cl. C	7,001	[a]	5,307,038
Citrix Systems	33,700	[a]	2,922,801
eBay	93,595	[a]	2,602,877
Facebook, Cl. A	28,511	[a]	3,376,273
Fiserv	9,495	[a]	993,367
International Business Machines	29,261		4,746,719
Microsoft	74,445		4,486,056
Nuance Communications	92,740	[a]	1,503,315
Oracle	15,665		629,576
Red Hat	21,090	[a]	1,668,430
VeriSign	23,438	[a,b]	1,848,086
VMware, Cl. A	28,955	[a,b]	2,349,409
			40,576,861
Technology Hardware & Equipment - 5.5%
Apple	86,166		9,523,066
Cisco Systems	67,850		2,023,287
HP	177,400		2,731,960
Motorola Solutions	34,280		2,750,970
			17,029,283
Telecommunication Services - 4.3%
AT&T	155,037		5,989,079
CenturyLink	79,818	[b]	1,877,319
Verizon Communications	112,814		5,629,419
			13,495,817
Transportation - .9%
Delta Air Lines	60,052		2,893,305

Common Stocks - 98.9% (continued)	Shares	Value ($)
Utilities - 1.9%
FirstEnergy	78,060	2,442,497
Great Plains Energy	75,905	2,003,133
PPL	42,080	1,407,997
		5,853,627
Total Common Stocks (cost $250,778,648)		307,440,207
Other Investment - .4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,100,206)	1,100,206 [d]	1,100,206
Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $3,225,364)	3,225,364 [d]	3,225,364
Total Investments (cost $255,104,218)	100.3%	311,765,777
Liabilities, Less Cash and Receivables	(.3%)	(916,653)
Net Assets	100.0%	310,849,124

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $4,363,685 and the value of the collateral held by the fund was $4,500,454, consisting of cash collateral of $3,225,364 and U.S. Government &
Agency securities valued at $1,275,090.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.1
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Capital Goods	7.5
Banks	5.9
Diversified Financials	5.9
Food, Beverage & Tobacco	5.9
Technology Hardware & Equipment	5.5
Energy	5.4
Health Care Equipment & Services	5.3
Telecommunication Services	4.3
Media	4.0
Retailing	3.9
Food & Staples Retailing	3.7
Insurance	3.1
Materials	3.1
Real Estate	2.6
Semiconductors & Semiconductor Equipment	2.1
Utilities	1.9
Consumer Services	1.7
Household & Personal Products	1.6
Money Market Investments	1.4
Automobiles & Components	.9
Transportation	.9
Consumer Durables & Apparel	.3
100.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	307,440,207	-	-	307,440,207
Mutual Funds	4,325,570	-	-	4,325,570

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $56,661,559, consisting of $60,673,383 gross unrealized appreciation and $4,011,824 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6%	Rate (%)	Date	Amount ($)		Value ($)
California - 1.6%
California,
GO (Various Purpose)	5.00	9/1/30	2,000,000		2,313,980
Palomar Health,
GO	4.00	8/1/30	3,000,000		3,077,400
					5,391,380
Illinois - .6%
Chicago,
GO	5.00	1/1/23	1,970,000		1,966,946
Massachusetts - 90.6%
Barnstable,
GO	4.00	9/15/21	580,000		637,524
Bellingham,
GO (Municipal Purpose Loan)	4.00	9/1/19	460,000		490,585
Berkshire Wind Power Cooperative
Corporation,
Wind Project Revenue	5.25	7/1/23	750,000		825,900
Boston,
GO	5.00	4/1/22	3,100,000		3,583,755
Boston,
GO	5.00	3/1/25	1,150,000		1,354,792
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,000,000		1,072,660
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/28	500,000		576,670
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/29	1,000,000		1,152,320
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/30	1,000,000		1,136,150
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/31	600,000		679,674
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	5/1/19	2,480,000	[a]	2,693,702
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/19	2,500,000	[a]	2,755,275
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000		1,413,562
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		669,294
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		656,292
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/21	1,000,000		1,091,690
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/22	1,210,000		1,331,520
Groton-Dunstable Regional School District,
GO	5.00	9/1/20	725,000		808,701
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/25	5,060,000		5,944,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.6% (continued)
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/27	2,000,000		2,375,720
Massachusetts,
GO	1.05	11/1/18	2,500,000	[b]	2,481,875
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,264,614
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,183,390
Massachusetts,
GO	5.00	7/1/29	1,000,000		1,170,990
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	5,575,000		6,378,636
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,635,850
Massachusetts,
GO (Consolidated Loan)	5.00	3/1/31	2,250,000		2,549,092
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	8/1/20	310,000	[a]	347,352
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	8/1/21	920,000	[a]	1,050,962
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000		2,380,140
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/22	1,620,000		1,839,559
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)
(Prerefunded)	5.00	6/1/21	2,095,000	[a]	2,382,581
Massachusetts,
Transportation Fund Revenue (Rail
Enhancement and Accelerated Bridge
Programs)	5.00	6/1/30	1,000,000		1,172,430
Massachusetts Bay Transportation
Authority,
Assessment Revenue	5.00	7/1/24	500,000		572,780
Massachusetts Bay Transportation
Authority,
Assessment Revenue	5.00	7/1/27	2,000,000		2,376,920
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/20	1,500,000		1,683,360
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	3,085,000		3,535,348
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000		2,291,960
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000		2,832,165
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	0.00	7/1/32	2,500,000	[c]	1,438,725

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Clean Energy Cooperative
Corporation,
Clean Energy Cooperative Revenue (A
Massachusetts Municipal Lighting Plant
Cooperative)	5.00	7/1/28	1,250,000	1,413,925
Massachusetts College Building Authority,
Project Revenue	4.00	5/1/19	345,000	365,672
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	3,000,000	3,420,570
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/32	1,530,000	1,660,463
Massachusetts Department of
Transportation,
Metropolitan Highway System
Subordinated Revenue (Commonwealth
Contract Assistance Secured)	5.00	1/1/35	3,045,000	3,317,010
Massachusetts Development Finance
Agency,
Revenue (Babson College Issue)	5.00	10/1/25	545,000	633,165
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center
Issue)	5.00	7/1/24	350,000	403,585
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	1,500,000	1,643,445
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/29	1,000,000	1,140,180
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	1,750,000	1,928,465
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/19	900,000	979,362
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/19	950,000	1,033,771
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/23	1,750,000	2,037,805
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/23	765,000	864,106
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/24	475,000	537,990
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/25	500,000	566,500
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/26	500,000	565,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)
(Green Bonds)	5.00	7/1/44	2,000,000	2,086,420
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/33	1,000,000	1,007,250
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	5.00	10/1/46	2,000,000	2,181,620
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/22	1,000,000	1,142,750
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/24	1,000,000	1,156,810
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/26	1,000,000	1,170,080
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/29	1,000,000	1,142,690
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/30	1,000,000	1,129,060
Massachusetts Development Finance
Agency,
Revenue (College of the Holy Cross
Issue)	5.00	9/1/46	2,000,000	2,242,460
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/32	1,565,000	1,736,571
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/36	1,500,000	1,647,315
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/19	2,000,000	2,106,820
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/22	565,000	614,991
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/23	400,000	437,576
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/25	1,000,000	1,100,380
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/30	1,000,000	1,061,580
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	4.00	10/1/46	1,000,000	891,200

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/27	1,000,000	1,095,290
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/28	1,000,000	1,094,160
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/28	1,550,000	1,762,272
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/31	1,000,000	1,115,620
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/31	400,000	447,300
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/32	300,000	334,056
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/37	465,000	510,900
Massachusetts Development Finance
Agency,
Revenue (Olin College Issue)	5.00	11/1/38	5,000,000	5,521,850
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,825,000	2,064,641
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	2,500,000	2,568,150
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/33	3,410,000	3,626,740
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,230,000	1,292,152
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.25	10/1/24	465,000	525,836
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/25	700,000	779,884
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/29	2,820,000	3,062,999
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/24	530,000	607,237
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/25	500,000	575,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/28	750,000	856,350
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	2,000,000	2,167,000
Massachusetts Development Finance
Agency,
Revenue (Southcoast Health System
Obligated Group Issue)	4.00	7/1/20	530,000	564,980
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/28	1,000,000	1,181,050
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/32	1,910,000	2,166,284
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/23	3,675,000	4,187,111
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/24	4,500,000	5,123,565
Massachusetts Development Finance
Agency,
Revenue (The Park School Issue)	5.00	9/1/21	300,000	333,825
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/24	1,000,000	1,127,550
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/25	2,375,000	2,679,475
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/28	1,000,000	1,113,060
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/35	1,350,000	1,400,274
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/40	2,650,000	2,780,009
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/45	500,000	523,045
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	4.00	1/1/19	170,000	178,408

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/20	200,000	219,126
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/21	100,000	111,380
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/22	200,000	226,494
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/23	250,000	285,838
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	3.00	1/1/25	190,000	190,811
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	4.00	1/1/26	130,000	139,627
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/27	310,000	358,515
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/28	140,000	160,908
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/29	200,000	228,094
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/30	410,000	462,554
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/31	415,000	466,033
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/25	3,000,000	3,474,510
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	4.00	10/1/17	730,000	748,768
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/19	910,000	997,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/20	905,000		1,013,455
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/21	830,000		945,229
Massachusetts Development Finance
Agency,
Revenue (Worcester Polytechnic
Institute Issue)	5.00	9/1/33	680,000		757,676
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/34	2,755,000		3,064,139
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/39	1,460,000		1,623,827
Massachusetts Development Finance
Agency,
SWDR (Dominion Energy Brayton Point
Issue) (Prerefunded)	5.75	5/1/19	2,000,000	[a]	2,204,400
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	4.00	1/1/18	2,500,000		2,557,225
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/20	1,400,000		1,498,140
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	5.00	7/1/21	2,350,000		2,550,972
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/32	125,000		128,598
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	360,000		370,116
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue) (Prerefunded)	5.00	10/1/17	2,990,000	[a]	3,092,617
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue) (Prerefunded)	5.00	10/1/17	1,875,000	[a]	1,939,350
Massachusetts Health and Educational
Facilities Authority,
Revenue (Cape Cod Healthcare
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	5.13 11/15/35		1,000,000		1,083,620

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue)	5.00	7/1/18	690,000		729,606
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Capital
Asset Program) (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.38	8/1/18	1,650,000	[a]	1,764,955
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.25	7/1/18	1,000,000	[a]	1,064,410
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.25	7/1/18	1,325,000	[a]	1,410,343
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		2,958,807
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,132,920
Massachusetts Health and Educational
Facilities Authority,
Revenue (Isabella Stewart Gardner
Museum Issue) (Prerefunded)	5.00	5/1/19	1,000,000	[a]	1,085,680
Massachusetts Health and Educational
Facilities Authority,
Revenue (Isabella Stewart Gardner
Museum Issue) (Prerefunded)	5.00	5/1/19	2,525,000	[a]	2,741,342
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000		2,139,804
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000		3,937,134
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/24	1,000,000		1,137,270
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/24	2,000,000		2,215,760
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.63	10/1/29	3,000,000		3,318,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000		3,304,110
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/22	115,000		117,554
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue) (Prerefunded)	5.00	7/1/17	135,000	[a]	138,251
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	410,000	[a]	456,002
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	590,000	[a]	656,198
Massachusetts Health and Educational
Facilities Authority,
Revenue (Sterling and Francine Clark
Art Institute Issue) (Prerefunded)	5.00	7/1/20	4,640,000	[a]	5,187,613
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	2,100,000		2,308,740
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Prerefunded)	5.25	8/15/18	1,000,000	[a]	1,068,570
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Prerefunded)	5.38	8/15/18	2,000,000	[a]	2,137,840
Massachusetts Housing Finance Agency,
Housing Revenue	4.00	6/1/19	1,725,000		1,808,524
Massachusetts Housing Finance Agency,
Housing Revenue	2.95	12/1/32	1,000,000		899,900
Massachusetts Housing Finance Agency,
SFHR	3.50	12/1/46	1,500,000		1,558,530
Massachusetts Port Authority,
Revenue	5.00	7/1/19	400,000		435,272
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000		1,078,950
Massachusetts Port Authority,
Revenue	5.00	7/1/24	315,000		364,628
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000		1,503,656
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000		2,778,425
Massachusetts Port Authority,
Revenue	5.00	7/1/28	200,000		226,756
Massachusetts Port Authority,
Revenue	5.00	7/1/29	200,000		225,080
Massachusetts Port Authority,
Revenue	5.00	7/1/31	1,500,000		1,684,380

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.6% (continued)
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000		2,242,160
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/20	1,800,000		2,010,690
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/26	4,000,000		4,577,120
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/29	2,700,000		3,063,852
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	2,000,000		2,261,000
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	4.00	8/15/32	5,000,000		5,167,050
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	5.00	1/1/20	3,105,000		3,290,431
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.00	8/1/18	75,000		75,255
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.25	8/1/20	1,700,000		1,917,209
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.25	8/1/22	2,350,000		2,760,145
Massachusetts Water Pollution Abatement
Trust,
State Revolving Fund Revenue	5.00	8/1/23	3,000,000		3,535,500
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,606
Massachusetts Water Resources Authority,
General Revenue	5.50	8/1/21	2,000,000		2,323,260
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/27	2,570,000		2,942,676
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	[a]	164,688
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	[a]	66,905
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[a]	97,784
Massachusetts Water Resources Authority,
General Revenue (Prerefunded)	5.00	8/1/21	500,000	[a]	570,695
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,123,130
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/27	640,000		689,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.6% (continued)
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/28	420,000		448,102
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/29	745,000		782,190
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/30	315,000		328,117
Norwood,
GO (Municipal Purpose Loan)	4.00	7/15/24	1,565,000		1,746,603
South Essex Sewerage District,
GO	4.00	6/15/24	1,580,000		1,747,796
Weston,
GO	4.00	12/1/23	530,000		592,360
Weston,
GO	4.00	12/1/24	1,335,000		1,495,948
					307,203,027
Michigan - .7%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	2,000,000		2,210,960
New Jersey - 2.4%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,760,000		1,894,781
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000		2,202,780
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,160,000		2,388,118
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,750,000		1,811,162
					8,296,841
New York - 1.8%
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	2,250,000		2,391,210
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,750,000	[d]	1,778,560
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000		1,967,420
					6,137,190
U.S. Related - 1.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,615,545

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 1.9% (continued)
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		576,255
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[a]	1,122,130
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	1,000,000		1,072,310
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,011,690
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/20	2,000,000	[e]	334,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	1,000,000		541,160
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	250,433
					6,523,523
Total Long-Term Municipal Investments
(cost $339,336,583)					337,729,867
Short-Term Municipal Investments - .6%
Massachusetts - .6%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Children's Hospital Issue)
(LOC; JPMorgan Chase Bank)	0.58	12/1/16	1,800,000	[g]	1,800,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (The Henry Heywood
Memorial Hospital Issue) (LOC; TD
Bank)	0.57	12/1/16	100,000	[g]	100,000
Total Short-Term Municipal Investments
(cost $1,900,000)					1,900,000

Total Investments (cost $341,236,583)			100.2%		339,629,867
Liabilities, Less Cash and Receivables			(0.2%)		(739,081)
Net Assets			100.0%		338,890,786

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $1,778,560 or .52% of net assets.
e Non-income producing—security in default.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	46	(5,444,531)	December 2016	131,891
Ultra 10 Year U.S. Treasury Notes	70	(9,448,907)	December 2016	654,609
Gross Unrealized Appreciation				786,500

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		339,629,867		339,629,867
Other Financial Instruments:
Financial Futures ††	786,500			786,500

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

NOTES

At November 30, 2016, accumulated net unrealized depreciation on investments was $1,606,716, consisting of $7,560,224 gross unrealized appreciation and $9,166,940 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - .7%
Adient	3,137		168,018
BorgWarner	62,675	[a]	2,231,230
Delphi Automotive	10,660		682,240
Gentex	84,095		1,554,917
Goodyear Tire & Rubber	54,820		1,682,426
Harley-Davidson	54,077	[a]	3,292,749
Tenneco	56,452	[b]	3,327,845
Thor Industries	12,105		1,217,400
Visteon	33,429		2,629,859
			16,786,684
Banks - 4.0%
BB&T	82,832		3,748,148
BOK Financial	10,680	[a]	857,818
CIT Group	18,625		760,831
Comerica	30,315		1,932,581
Cullen/Frost Bankers	14,850		1,222,303
East West Bancorp	223,806		10,715,831
Fifth Third Bancorp	439,757		11,442,477
First Horizon National	56,965		1,086,892
First Republic Bank	116,774		9,563,791
Huntington Bancshares	619,799		7,722,696
KeyCorp	781,128		13,521,326
M&T Bank	18,002		2,591,208
New York Community Bancorp	84,500		1,350,310
PacWest Bancorp	21,430		1,098,287
People's United Financial	56,980	[a]	1,066,666
Popular	24,910		1,012,591
Regions Financial	126,240		1,709,290
Signature Bank	46,616	[b]	6,988,205
SunTrust Banks	194,050		10,080,897
SVB Financial Group	52,519	[b]	8,299,578
TCF Financial	66,050		1,145,967
Zions Bancorporation	31,960		1,271,688
			99,189,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 10.2%
Acuity Brands	28,049		7,051,799
AECOM	43,085	[b]	1,566,140
Air Lease	25,475		913,533
Allegion	96,984		6,489,199
AMETEK	258,249		12,228,090
Arconic	12,503		241,058
B/E Aerospace	19,255		1,156,070
Beacon Roofing Supply	48,575	[b]	2,253,394
BWX Technologies	140,348		5,496,028
Chicago Bridge & Iron Co.	17,408		583,342
Cummins	6,312		894,915
Curtiss-Wright	29,043		2,919,402
Donaldson	40,700	[a]	1,650,792
Dover	24,330		1,766,601
Fastenal	123,581		5,857,739
Fluor	60,497		3,237,194
Fortune Brands Home & Security	86,326		4,760,879
HD Supply Holdings	569,782	[b]	22,358,246
Herc Holdings	3,610	[b]	143,461
Hubbell	101,324		11,376,659
Huntington Ingalls Industries	31,160		5,570,162
IDEX	76,793		7,188,593
Ingersoll-Rand	181,714		13,544,962
Johnson Controls International	31,371		1,411,068
Joy Global	49,510		1,387,765
L-3 Communications Holdings	14,120		2,227,712
Lincoln Electric Holdings	13,600		1,067,736
Masco	216,989		6,867,702
Middleby	43,673	[b]	5,982,328
MSC Industrial Direct, Cl. A	8,510		760,283
Nordson	97,557		10,412,259
Orbital ATK	5,270		449,689
Owens Corning	20,035		1,029,398
PACCAR	33,300		2,069,595
Parker-Hannifin	13,345		1,854,021
Pentair	26,730		1,535,906
Quanta Services	151,247	[b]	5,100,049
Rockwell Automation	12,719		1,700,657
Rockwell Collins	16,770		1,554,914
Roper Technologies	36,173		6,551,292

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 10.2% (continued)
Snap-on	169,058		28,266,498
Spirit AeroSystems Holdings, Cl. A	28,830		1,679,347
Stanley Black & Decker	76,611		9,088,363
Terex	25,085		765,594
Textron	381,610		17,565,508
Timken	99,489		3,885,045
TransDigm Group	8,180		2,056,697
United Rentals	18,545	[b]	1,875,085
W.W. Grainger	337	[a]	77,702
WABCO Holdings	41,773	[b]	4,115,058
Wabtec	52,443	[a]	4,440,349
Watsco	22,960		3,421,040
WESCO International	75,024	[b]	5,094,130
Xylem	42,795		2,207,366
			255,748,414
Commercial & Professional Services - 1.9%
Avery Dennison	34,197		2,464,236
Cintas	16,745		1,918,977
Copart	208,468	[a,b]	11,407,369
IHS Markit	56,606	[b]	2,034,420
LSC Communications	7,273		150,115
Manpowergroup	62,348		5,325,143
Pitney Bowes	41,770		599,400
R.R. Donnelley & Sons Co.	19,395	[a]	337,279
Republic Services	35,910		1,992,646
Robert Half International	154,590		6,936,453
Stericycle	7,120	[a,b]	519,546
Verisk Analytics	84,779	[b]	7,043,439
Waste Connections	105,035		8,028,875
			48,757,898
Consumer Durables & Apparel - 2.8%
Brunswick	118,512		5,939,821
Carter's	49,726		4,539,487
Coach	33,095		1,204,327
D.R. Horton	12,075		334,719
Garmin	22,545	[a]	1,175,947
Hanesbrands	51,440		1,194,951
Harman International Industries	5,526		604,379
Hasbro	48,510	[a]	4,142,269
Kate Spade & Company	30,705	[b]	455,969

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.8% (continued)
Leggett & Platt	22,780		1,094,807
Lennar, Cl. A	28,855		1,227,492
Lululemon Athletica	12,535	[b]	714,370
Mattel	62,110		1,960,813
Michael Kors Holdings	23,660	[b]	1,099,953
Mohawk Industries	1,835	[b]	362,302
Newell Brands	382,270		17,970,513
NVR	780	[b]	1,244,100
Polaris Industries	12,611	[a]	1,095,391
PulteGroup	119,573		2,255,147
PVH	117,869		12,487,042
Ralph Lauren	7,860		822,235
Skechers USA, Cl. A	19,438	[b]	442,798
Toll Brothers	45,290	[b]	1,343,301
TopBuild	6,003	[b]	217,849
Tupperware Brands	9,295		515,315
Under Armour, Cl. A	84,836	[a,b]	2,612,949
Under Armour, Cl. C	24,910	[b]	642,180
Whirlpool	8,340		1,354,750
			69,055,176
Consumer Services - 1.7%
Aramark	54,045		1,859,688
Avis Budget Group	17,535	[b]	671,415
Brinker International	24,650	[a]	1,309,161
Chipotle Mexican Grill	3,282	[b]	1,300,755
Darden Restaurants	22,040		1,615,532
Dunkin' Brands Group	15,355		833,623
Hilton Worldwide Holdings	59,110		1,481,888
Houghton Mifflin Harcourt	55,601	[b]	614,391
Hyatt Hotels, Cl. A	9,770	[b]	501,592
ILG	8,080		146,006
Marriott International, Cl. A	27,570		2,171,965
MGM Resorts International	60,420	[a,b]	1,734,658
Norwegian Cruise Line Holdings	4,310	[b]	171,581
Panera Bread, Cl. A	65,359	[a,b]	13,863,297
Royal Caribbean Cruises	108,759		8,806,216
Service Corporation International	52,230		1,409,688
Wyndham Worldwide	22,890		1,647,851
Wynn Resorts	11,505	[a]	1,173,395
			41,312,702

Common Stocks - 99.1% (continued)	Shares		Value ($)
Diversified Financials - 10.5%
Affiliated Managers Group	35,996	[b]	5,331,008
AGNC Investment	36,395		679,131
Ally Financial	153,328		2,977,630
Ameriprise Financial	22,290		2,545,741
Capital One Financial	161,288		13,554,644
CBOE Holdings	73,647	[a]	5,074,278
Charles Schwab	36,518		1,411,786
Discover Financial Services	137,406		9,312,005
Dun & Bradstreet	11,198		1,363,021
E*TRADE Financial	797,213	[b]	27,511,821
Equifax	17,235		1,972,546
H&R Block	30,380		673,221
Intercontinental Exchange	433,396		24,010,138
Invesco	156,688		4,905,901
Legg Mason	37,895		1,208,850
Leucadia National	993,601		21,879,094
LPL Financial Holdings	24,345	[a]	1,002,771
MFA Financial	141,715	[c]	1,108,211
Moody's	36,048		3,622,824
Nasdaq	23,680		1,517,651
Navient	307,493		5,298,104
Northern Trust	19,900		1,634,785
Principal Financial Group	32,030		1,847,811
Raymond James Financial	486,890		35,026,867
SEI Investments	68,168		3,216,166
SLM	2,584,507	[b]	26,025,985
Starwood Property Trust	22,000	[c]	494,340
State Street	42,881		3,379,023
Synchrony Financial	908,607		31,401,458
T. Rowe Price Group	17,895		1,325,304
TD Ameritrade Holding	502,055		20,589,276
Two Harbors Investment	105,420		913,991
			262,815,382
Energy - 5.2%
Anadarko Petroleum	36,167		2,500,948
Antero Resources	28,850	[b]	706,537
Baker Hughes	36,115		2,323,278
Cabot Oil & Gas	44,080		975,050
Cheniere Energy	185,323	[b]	7,572,298
Cimarex Energy	26,641		3,673,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Energy - 5.2% (continued)
Concho Resources	17,823	[b]	2,549,045
CONSOL Energy	35,000		720,300
Devon Energy	54,785		2,647,759
Diamond Offshore Drilling	27,155	[a,b]	490,419
Diamondback Energy	75,373	[b]	8,128,978
Energen	146,487	[b]	9,092,448
Ensco, Cl. A	67,145		648,621
EQT	201,770		14,140,042
FMC Technologies	231,937	[b]	7,946,162
Gulfport Energy	98,502	[b]	2,530,516
Helmerich & Payne	25,640	[a]	1,939,666
Hess	27,500		1,538,900
HollyFrontier	30,210		869,142
Marathon Oil	393,715		7,110,493
Marathon Petroleum	141,722		6,663,768
Murphy Oil	26,480	[a]	897,937
Nabors Industries	58,285		938,388
National Oilwell Varco	16,920	[a]	632,131
Newfield Exploration	138,139	[b]	6,246,646
Noble	57,045	[a]	354,820
Noble Energy	38,200		1,457,712
Oceaneering International	17,860		475,969
ONEOK	24,750		1,359,517
Parsley Energy, Cl. A	202,466	[b]	7,724,078
PDC Energy	93,187	[b]	6,937,772
QEP Resources	132,121	[b]	2,597,499
Range Resources	30,220		1,063,140
Rice Energy	53,875	[b]	1,311,856
Rowan Cos., Cl. A	27,375	[b]	487,823
RSP Permian	109,846	[b]	4,904,624
Southwestern Energy	56,105	[a,b]	636,792
Targa Resources	22,765		1,213,147
Tesoro	15,700		1,277,195
Transocean	61,045	[a,b]	787,480
Weatherford International	142,170	[a,b]	726,489
World Fuel Services	13,365		594,208
WPX Energy	100,855	[b]	1,567,287
			128,960,141
Exchange-Traded Funds - .8%
iShares Russell Mid-Cap Growth ETF	153,121	[a]	14,921,641

Common Stocks - 99.1% (continued)	Shares		Value ($)
Exchange-Traded Funds - .8% (continued)
SPDR S&P MidCap 400 ETF Trust	16,452		4,876,866
			19,798,507
Food & Staples Retailing - .1%
Rite Aid	144,300	[b]	1,148,628
Sprouts Farmers Markets	19,590	[a,b]	391,996
Sysco	6,140		326,955
			1,867,579
Food, Beverage & Tobacco - 2.6%
Archer-Daniels-Midland	335,099		14,486,330
Brown-Forman, Cl. B	17,330		785,915
Bunge	7,155		488,543
Campbell Soup	18,170		1,033,691
Coca-Cola European Partners	104,614		3,395,770
ConAgra Foods	51,890		1,903,844
Constellation Brands, Cl. A	13,742		2,076,966
Dr. Pepper Snapple Group	11,415		990,137
Hain Celestial Group	86,901	[b]	3,405,650
Hershey	12,140		1,173,210
Ingredion	18,750		2,200,875
J.M. Smucker	42,635		5,369,878
Kellogg	11,905		857,160
Lamb Weston Holdings	17,297		579,092
McCormick & Co.	25,710		2,344,752
Mead Johnson Nutrition	18,745		1,351,327
Molson Coors Brewing, Cl. B	120,295		11,792,519
Monster Beverage	17,622	[b]	788,584
Pilgrim's Pride	25,115	[a]	442,275
Pinnacle Foods	11,375		563,745
TreeHouse Foods	82,194	[a,b]	5,697,688
Tyson Foods, Cl. A	38,890		2,209,341
WhiteWave Foods	34,680	[b]	1,910,521
			65,847,813
Health Care Equipment & Services - 7.5%
ABIOMED	50,653	[b]	5,685,293
Acadia Healthcare	17,965	[a,b]	682,850
Alere	14,850	[b]	589,842
Align Technology	139,696	[b]	12,998,713
Allscripts Healthcare Solutions	40,940	[b]	449,521
AmerisourceBergen	28,230		2,201,658
athenahealth	42,452	[a,b]	4,015,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 7.5% (continued)
Becton Dickinson & Co.	22,704		3,839,246
Boston Scientific	940,410	[b]	19,240,789
Brookdale Senior Living	361,657	[b]	4,206,071
C.R. Bard	30,875		6,500,731
Cardinal Health	45,456		3,227,831
Centene	150,042	[b]	8,646,920
Cerner	123,393	[b]	6,142,504
Cooper	72,599		11,941,810
DaVita	71,192	[b]	4,510,013
DENTSPLY SIRONA	250,488		14,573,392
DexCom	68,641	[b]	4,481,571
Edwards Lifesciences	21,490	[b]	1,780,446
Envision Healthcare Holdings	26,680	[b]	606,170
Henry Schein	33,196	[b]	4,944,876
Hill-Rom Holdings	12,660		675,284
Hologic	23,175	[b]	887,139
Humana	12,825		2,727,108
IDEXX Laboratories	34,763	[b]	4,089,867
Intuitive Surgical	3,543	[b]	2,280,771
Laboratory Corporation of America Holdings	137,767	[b]	17,337,977
Quest Diagnostics	25,140		2,198,744
ResMed	22,965	[a]	1,411,888
St. Jude Medical	60,254		4,772,117
STERIS	63,715	[a]	4,180,341
Tenet Healthcare	28,002	[b]	426,470
Universal Health Services, Cl. B	24,187		2,975,485
Varian Medical Systems	63,044	[a,b]	5,663,243
VCA	173,809	[b]	10,880,443
Veeva Systems, Cl. A	10,500	[b]	488,040
Zimmer Biomet Holdings	43,957		4,477,460
			186,738,583
Household & Personal Products - .4%
Church & Dwight	165,861		7,263,053
Clorox	9,230		1,066,619
Edgewell Personal Care	11,720	[b]	927,521
Energizer Holdings	12,239		549,164
Herbalife	8,435	[a,b]	413,568
Nu Skin Enterprises, Cl. A	13,635		711,474
			10,931,399

Common Stocks - 99.1% (continued)	Shares		Value ($)
Insurance - 3.8%
Alleghany	12,931	[b]	7,344,161
Allstate	67,085		4,690,583
Aon	98,442		11,232,232
Assurant	132,664		11,454,210
Assured Guaranty	22,780		814,613
Cincinnati Financial	30,550		2,344,407
Everest Re Group	8,640		1,819,152
FNF Group	48,465		1,547,972
Hartford Financial Services Group	53,110		2,502,543
Lincoln National	36,155		2,317,535
Loews	127,584		5,696,626
Markel	1,331	[b]	1,195,691
Marsh & McLennan Cos.	68,385		4,739,764
Old Republic International	65,890		1,177,454
Progressive	61,690		2,054,277
Reinsurance Group of America	69,553		8,488,944
Torchmark	47,803		3,350,512
Unum Group	247,208		10,449,482
Validus Holdings	19,190		1,042,785
W.R. Berkley	98,574		6,090,887
XL Group	95,239		3,440,985
			93,794,815
Materials - 4.6%
Albemarle	19,155		1,681,426
Alcoa	4,167		120,718
Ashland Global Holdings	9,860		1,111,222
Ball	7,200		540,432
Bemis	25,965		1,300,068
Berry Plastics Group	99,209	[b]	4,937,632
Celanese, Ser. A	22,210		1,761,697
CF Industries Holdings	31,120		900,613
Crown Holdings	31,841	[b]	1,731,832
Eagle Materials	118,834	[a]	11,550,665
Eastman Chemical	6,350		477,012
FMC	23,435		1,315,172
Freeport-McMoRan	151,720	[a,b]	2,328,902
GCP Applied Technologies	8,515		238,420
Graphic Packaging Holding	484,355		6,088,342
Ingevity	3,558		186,332
International Flavors & Fragrances	15,023		1,818,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Materials - 4.6% (continued)
International Paper	44,265		2,156,591
Martin Marietta Materials	8,904		1,953,983
Mosaic	727,997	[a]	20,675,115
Newmont Mining	134,929		4,377,097
Nucor	40,615		2,525,847
Packaging Corporation of America	64,754		5,488,549
Potash Corp of Saskatchewan	268,077	[a]	4,887,044
PPG Industries	25,330		2,429,907
Reliance Steel & Aluminum	16,000		1,297,600
Royal Gold	11,655		811,654
Scotts Miracle-Gro, Cl. A	39,891		3,640,852
Sealed Air	134,199		6,119,474
Sherwin-Williams	2,924		785,591
Sonoco Products	25,750		1,393,847
Steel Dynamics	191,474		6,793,498
Valspar	22,470		2,293,962
Vulcan Materials	16,935		2,127,883
W.R. Grace & Co.	8,520		556,015
WestRock	124,866		6,393,139
			114,796,667
Media - 1.4%
AMC Networks, Cl. A	13,630	[b]	753,058
CBS, Cl. B	85,098		5,167,151
Charter Communications, Cl. A	1,958	[b]	539,057
Cinemark Holdings	29,195		1,163,129
Discovery Communications, Cl. A	22,600	[a,b]	612,234
Discovery Communications, Cl. C	8,480	[b]	224,211
Gannett	15,382		146,744
Interpublic Group of Companies	216,441		5,209,735
John Wiley & Sons, Cl. A	17,755		973,862
Liberty Broadband, Cl. A	2,552	[b]	177,441
Liberty Broadband, Cl. C	8,505	[b]	606,492
Liberty Media Corp-Liberty Braves, Cl. A	1,021	[b]	20,573
Liberty Media Corp-Liberty Braves, Cl. C	4,175	[b]	82,957
Liberty Media Corp-Liberty Media, Cl. A	2,552	[b]	79,852
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[b]	370,623
Liberty Media Corp-Liberty SiriusXM, Cl. C	41,750	[b]	1,492,980
News Corp., Cl. A	86,120		995,547
Nielsen Holdings	34,960		1,506,776
Omnicom Group	65,977		5,736,040

Common Stocks - 99.1% (continued)	Shares		Value ($)
Media - 1.4% (continued)
Sinclair Broadcast Group, Cl. A	167,154		5,440,863
Starz, Cl. A	22,300	[b]	755,078
TEGNA	50,955		1,142,921
Tribune Media, Cl. A	11,445		410,990
Viacom, Cl. B	33,980		1,273,570
			34,881,884
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Agilent Technologies	38,810		1,706,864
Akorn	402,803	[b]	8,547,480
Alkermes	184,904	[b]	10,508,094
Alnylam Pharmaceuticals	14,163	[a,b]	621,331
BioMarin Pharmaceutical	75,687	[b]	6,481,078
Bio-Techne	8,410		886,078
Bruker	60,372		1,369,237
Charles River Laboratories International	8,750	[b]	622,125
ICON	15,513	[b]	1,173,403
Illumina	12,719	[b]	1,693,408
Incyte	16,004	[b]	1,637,049
Ionis Pharmaceuticals	30,335	[a,b]	1,327,460
Jazz Pharmaceuticals	175,284	[b]	18,164,681
Juno Therapeutics	13,135	[a,b]	263,357
Mallinckrodt	10,701	[b]	563,943
Mettler-Toledo International	4,135	[b]	1,703,703
Mylan	319,492	[b]	11,696,602
Neurocrine Biosciences	125,884	[b]	5,847,312
OPKO Health	75,325	[a,b]	782,627
PAREXEL International	60,412	[a,b]	3,564,308
Perrigo	59,792		5,162,441
QIAGEN	23,720	[b]	648,030
United Therapeutics	9,233	[a,b]	1,159,757
Waters	14,140	[b]	1,902,820
Zoetis	35,200		1,773,376
			89,806,564
Real Estate - 4.9%
American Assets Trust	48,765	[c]	1,953,526
American Homes 4 Rent, Cl. A	73,629	[c]	1,551,363
Apartment Investment & Management, Cl. A	28,160	[c]	1,185,536
Apple Hospitality	29,665	[a]	547,023
AvalonBay Communities	8,627	[c]	1,419,055
Boston Properties	76,910	[c]	9,527,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Real Estate - 4.9% (continued)
Brixmor Property Group	35,930	[c]	874,895
Camden Property Trust	19,430	[c]	1,529,335
CBRE Group, Cl. A	63,290	[b,c]	1,837,942
Communications Sales & Leasing	18,570	[c]	462,950
CoreCivic	19,774		449,068
Crown Castle International	32,825	[c]	2,739,574
Digital Realty Trust	25,055	[a,c]	2,313,328
Douglas Emmett	88,003	[c]	3,228,830
Equinix	22,376	[c]	7,580,094
Equity Commonwealth	50,205	[b,c]	1,459,961
Equity Lifestyle Properties	26,350	[c]	1,829,480
Equity Residential	67,399	[c]	4,044,614
Essex Property Trust	21,635	[c]	4,671,429
Extra Space Storage	28,165	[c]	1,976,056
Federal Realty Investment Trust	6,345	[c]	890,965
Forest City Realty Trust, Cl. A	55,930		1,034,146
Four Corners Property Trust	8,576	[c]	164,488
Gaming and Leisure Properties	17,145	[c]	523,094
General Growth Properties	189,403	[c]	4,799,472
HCP	16,945	[a,c]	500,386
Healthcare Trust of America, Cl. A	40,030		1,132,048
Hospitality Properties Trust	46,945	[c]	1,361,170
Host Hotels & Resorts	105,409	[c]	1,880,497
Iron Mountain	53,958	[c]	1,780,614
Jones Lang LaSalle	7,400		749,472
Kilroy Realty	31,012	[c]	2,243,408
Kimco Realty	268,024	[c]	6,845,333
Macerich	59,122	[c]	4,013,793
NorthStar Realty Finance	67,075	[c]	1,015,515
Omega Healthcare Investors	27,920	[a,c]	822,523
Outfront Media	154,608	[c]	3,897,668
Prologis	57,060	[c]	2,904,354
Quality Care Properties Inc	3,389		50,835
Rayonier	37,674	[c]	998,738
Realty Income	44,600	[a,c]	2,472,624
Regency Centers	91,153	[c]	6,092,667
SL Green Realty	88,602	[c]	9,335,107
Spirit Realty Capital	96,595	[c]	1,042,260
Taubman Centers	16,530	[c]	1,201,235
UDR	56,260	[c]	1,915,090

Common Stocks - 99.1% (continued)	Shares		Value ($)
Real Estate - 4.9% (continued)
Ventas	27,175	[c]	1,641,913
VEREIT	161,410		1,338,089
Vornado Realty Trust	25,920	[c]	2,533,680
Weingarten Realty Investors	42,650	[c]	1,514,501
Welltower	41,575	[c]	2,610,078
Weyerhaeuser	69,422	[c]	2,140,280
WP Carey	13,480		783,458
			123,411,171
Retailing - 7.0%
Advance Auto Parts	28,909		4,906,435
AutoZone	3,700	[b]	2,897,766
Bed Bath & Beyond	228,892		10,256,651
Best Buy	76,826		3,510,948
CarMax	24,630	[a,b]	1,423,368
Dillard's, Cl. A	2,692	[a]	192,505
Dollar General	31,445		2,431,327
Dollar Tree	48,422	[b]	4,268,884
eBay	451,940	[b]	12,568,451
Expedia	123,219		15,285,317
Foot Locker	30,885	[a]	2,213,528
GameStop, Cl. A	25,985	[a]	641,570
Gap	49,140	[a]	1,227,026
Genuine Parts	13,910		1,338,559
Groupon	32,380	[a,b]	128,549
Kohl's	5,160	[a]	277,763
L Brands	16,100	[a]	1,130,542
Liberty Expedia Holdings, Cl. A	8,456	[b]	371,726
Liberty Interactive Corp. QVC Group, Cl. A	65,475	[b]	1,355,987
Liberty Ventures, Ser. A	12,684	[b]	494,930
LKQ	699,974	[b]	22,980,146
Murphy USA	14,322	[b]	976,617
Nordstrom	42,825		2,394,774
O'Reilly Automotive	37,337	[b]	10,249,006
Ross Stores	164,562		11,122,746
Sally Beauty Holdings	299,066	[b]	7,832,539
Signet Jewelers	10,958	[a]	1,000,356
Staples	1,683,435		16,278,816
Tiffany & Co.	67,716	[a]	5,585,216
Tractor Supply	51,838		3,891,479
TripAdvisor	14,495	[b]	699,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Retailing - 7.0% (continued)
Ulta Salon, Cosmetics & Fragrance	49,755	[b]	12,911,422
Williams-Sonoma	238,225	[a]	13,049,965
			175,894,733
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices	30,870		2,291,789
Applied Materials	47,730		1,536,906
Broadcom	14,372		2,450,282
Cypress Semiconductor	71,745		807,131
KLA-Tencor	10,620		847,901
Lam Research	93,032		9,863,253
Linear Technology	38,630		2,415,534
Marvell Technology Group	76,715		1,100,093
Maxim Integrated Products	257,614		10,116,502
Mellanox Technologies	149,655	[b]	6,203,200
Microchip Technology	10,689		707,398
Micron Technology	108,520	[b]	2,119,396
Microsemi	84,337	[b]	4,617,451
NVIDIA	53,210		4,905,962
ON Semiconductor	201,186	[b]	2,369,971
Qorvo	66,473	[b]	3,550,323
Skyworks Solutions	127,802	[a]	9,821,584
Teradyne	106,924		2,606,807
United Microelectronics, ADR	2,851,901		5,190,460
Xilinx	30,960		1,671,221
			75,193,164
Software & Services - 10.6%
Activision Blizzard	239,927		8,783,727
Akamai Technologies	147,852	[b]	9,861,728
Alliance Data Systems	20,890		4,779,214
Amdocs	131,769		7,770,418
ANSYS	123,289	[b]	11,592,865
Autodesk	28,790	[b]	2,090,442
Booz Allen Hamilton Holdings	313,893		11,868,294
Broadridge Financial Solutions	179,804		11,640,511
CA	49,905		1,594,964
CDK Global	14,640		844,728
Citrix Systems	11,990	[b]	1,039,893
Cognizant Technology Solutions, Cl. A	191,342	[b]	10,539,117
CommerceHub, Ser. A	2,114	[b]	31,964
CommerceHub, Ser. C	4,228	[b]	62,363

Common Stocks - 99.1% (continued)	Shares		Value ($)
Software & Services - 10.6% (continued)
CommVault Systems	22,676	[b]	1,224,504
Computer Sciences	59,898		3,631,616
CoreLogic	21,095	[b]	795,914
CoStar Group	22,012	[b]	4,206,713
CSRA	22,595		723,266
Donnelley Financial Solutions	7,273		138,696
Electronic Arts	46,965	[b]	3,721,507
Fidelity National Information Services	263,594		20,346,821
FireEye	14,615	[a,b]	187,657
First Data, Cl. A	454,529	[b]	6,622,488
Fiserv	93,344	[b]	9,765,649
FleetCor Technologies	4,984	[b]	744,311
Gartner	72,739	[b]	7,479,024
Global Payments	29,990		2,055,814
IAC/InterActiveCorp	65,636	[b]	4,421,241
Intuit	215,192		24,463,027
j2 Global	41,556		3,054,782
Jack Henry & Associates	21,980		1,899,951
Leidos Holdings	44,662		2,286,694
LinkedIn, Cl. A	8,007	[b]	1,563,287
Manhattan Associates	92,715	[b]	4,858,266
MAXIMUS	35,561		1,966,168
NetEase, ADR	16,332		3,660,001
Pandora Media	37,850	[a,b]	439,817
Paychex	94,014		5,542,125
Red Hat	85,197	[b]	6,739,935
Science Applications International	123,762		10,219,028
ServiceNow	8,040	[b]	668,526
Shopify, Cl. A	208,463	[b]	8,686,653
Splunk	141,199	[a,b]	8,135,886
SS&C Technologies Holdings	184,857	[a]	5,547,559
Symantec	35,785		872,796
Tableau Software, Cl. A	13,962	[b]	626,615
Total System Services	103,107		5,074,927
Twilio, Cl. A	126,578	[a,b]	4,293,526
Twitter	73,465	[b]	1,358,368
Tyler Technologies	35,748	[b]	5,322,877
Ultimate Software Group	20,811	[a,b]	4,264,798
VeriSign	22,480	[a,b]	1,772,548
Western Union	64,740		1,361,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Software & Services - 10.6% (continued)
Workday, Cl. A	13,645	[a,b]	1,150,546
Xerox	140,620		1,314,797
			265,710,434
Technology Hardware & Equipment - 5.9%
3D Systems	30,440	[a,b]	421,594
Amphenol, Cl. A	385,044		26,283,103
Arrow Electronics	85,590	[b]	5,843,229
Brocade Communications Systems	94,935		1,171,498
Ciena	393,562	[b]	8,441,905
CommScope Holding	88,526	[a,b]	3,185,165
Corning	449,829		10,809,391
EchoStar, Cl. A	15,280	[b]	779,280
F5 Networks	9,733	[b]	1,369,920
Flex	315,970	[b]	4,499,413
FLIR Systems	572,403		20,554,992
Harris	86,084		8,914,859
Hewlett Packard Enterprise	448,730		10,679,774
Ingram Micro, Cl. A	45,845	[b]	1,716,437
Jabil Circuit	113,380		2,397,987
Juniper Networks	55,900		1,539,486
Keysight Technologies	353,708	[b]	13,027,066
Motorola Solutions	25,235		2,025,109
NCR	23,405	[b]	906,944
NetApp	22,755		831,923
Palo Alto Networks	12,380	[b]	1,663,501
Trimble	309,543	[b]	8,726,017
Viavi Solutions	858,145	[b]	6,736,438
Western Digital	58,663		3,734,487
Zebra Technologies, Cl. A	18,387	[b]	1,453,492
			147,713,010
Telecommunication Services - .4%
CenturyLink	51,610		1,213,867
Frontier Communications	173,540	[a]	633,421
Level 3 Communications	17,217	[b]	948,140
SBA Communications, Cl. A	14,216	[b]	1,406,815
Sprint	116,415	[a,b]	912,694
TE Connectivity	55,617		3,761,934
Telephone & Data Systems	24,285		653,995
Zayo Group Holdings	28,265	[b]	975,142
			10,506,008

Common Stocks - 99.1% (continued)	Shares		Value ($)
Transportation - 2.0%
American Airlines Group	19,245		893,738
CH Robinson Worldwide	25,380	[a]	1,899,693
Copa Holdings, Cl. A	8,535	[a]	758,505
Expeditors International of Washington	27,280		1,438,747
Genesee & Wyoming, Cl. A	6,105	[b]	466,422
Hertz Global Holdings	260,924	[b]	6,570,066
J.B. Hunt Transport Services	160,903		15,345,319
JetBlue Airways	48,500	[b]	974,365
Kansas City Southern	18,870		1,673,958
Landstar System	15,410		1,255,144
Macquarie Infrastructure	11,225		919,776
Norfolk Southern	112,808		12,009,540
Southwest Airlines	35,135		1,637,642
Spirit Airlines	14,530	[b]	807,868
United Continental Holdings	34,750	[b]	2,396,012
			49,046,795
Utilities - 3.5%
AES	130,655		1,496,000
Alliant Energy	83,251		2,990,376
Ameren	108,632		5,336,004
American Electric Power	109,078		6,441,056
American Water Works	95,986		6,956,105
Aqua America	38,885		1,156,051
Atmos Energy	6,290		447,345
Calpine	805,663	[b]	8,983,142
CenterPoint Energy	32,965		786,545
CMS Energy	57,200		2,300,584
Consolidated Edison	22,755		1,587,616
DTE Energy	22,480		2,092,663
Edison International	145,059		9,975,707
Entergy	10,715		736,442
Eversource Energy	48,435		2,500,215
FirstEnergy	98,973		3,096,865
Fortis	37,284		1,110,318
Great Plains Energy	129,519		3,418,006
National Fuel Gas	8,530	[a]	480,921
NiSource	80,020		1,755,639
NRG Energy	65,635		744,301
OGE Energy	12,170		385,181
PG&E	86,484		5,085,259

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Utilities - 3.5% (continued)
Pinnacle West Capital	30,425		2,249,320
Portland General Electric	65,695		2,732,912
PPL	55,880		1,869,745
Public Service Enterprise Group	40,115		1,657,151
SCANA	32,040		2,259,781
Sempra Energy	22,455		2,241,009
Vectren	30,775		1,510,437
WEC Energy Group	22,830		1,278,708
Westar Energy	17,855		1,017,021
Xcel Energy	42,585		1,661,241
			88,339,666
Total Common Stocks (cost $1,889,251,849)			2,476,904,570
Master Limited Partnerships - .1%
Diversified Financials - .1%
Blackstone Group LP
(cost $1,611,524)	78,930		2,031,658
	Number of
Rights - .0%	Rights		Value ($)
Food & Staples Retailing - .0%
Safeway CVR--Casa Ley	30,090	[b]	0
Safeway CVR--PDC	30,090	[b]	0
			0
Health Care Equipment & Services - .0%
Community Health Systems
(cost $2,051)	33,320	[b]	237
Total Rights (cost $2,051)			237
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $15,263,603)	15,263,603	[d]	15,263,603
Investment of Cash Collateral for Securities Loaned - 3.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $79,575,416)	79,575,416	[d]	79,575,416
Total Investments (cost $1,985,704,443)	103.0%		2,573,775,484
Liabilities, Less Cash and Receivables	(3.0%)		(75,590,954)
Net Assets	100.0%		2,498,184,530

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $159,916,328 and the value of the collateral held by the fund was $161,700,204, consisting of cash collateral of $79,575,416 and U.S. Government & Agency securities valued at $82,124,788.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	10.6
Software & Services	10.6
Capital Goods	10.2
Health Care Equipment & Services	7.5
Retailing	7.0
Technology Hardware & Equipment	5.9
Energy	5.2
Real Estate	4.9
Materials	4.6
Banks	4.0
Insurance	3.8
Money Market Investments	3.8
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Utilities	3.5
Semiconductors & Semiconductor Equipment	3.0
Consumer Durables & Apparel	2.8
Food, Beverage & Tobacco	2.6
Transportation	2.0
Commercial & Professional Services	1.9
Consumer Services	1.7
Media	1.4
Exchange-Traded Funds	.8
Automobiles & Components	.7
Household & Personal Products	.4
Telecommunication Services	.4
Food & Staples Retailing	.1
103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,420,218,257	-	-	2,420,218,257
Equity Securities—
Foreign Common
Stocks†	36,887,806	-	-	36,887,806
Exchange-Traded Funds	19,798,507	-	-	19,798,507
Master Limited
Partnership†	2,031,658	-	-	2,031,658
Mutual Funds	94,839,019	-	-	94,839,019
Rights†	237	-	-	237

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $588,071,041, consisting of $630,434,063 gross unrealized appreciation and $42,363,022 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - .6%	Rate (%)	Date	Amount ($)		Value ($)
Health Care - .2%
Northwell Healthcare,
Scd. Notes	3.98	11/1/46	2,000,000		1,824,796
Industrials - .4%
California Institute of Technology,
Sr. Unscd. Bonds	4.28	9/1/16	5,000,000		4,230,220
Total Bonds and Notes
(cost $7,000,000)					6,055,016
Long-Term Municipal Investments -
103.0%
Alabama - 1.7%
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.25	1/1/18	5,000,000		5,042,400
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000		5,753,750
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,170,000		5,681,520
Tuscaloosa Public Educational Building
Authority,
Student Housing Revenue (Ridgecrest
Student Housing, LLC University of
Alabama Ridgecrest Residential
Project) (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.75	7/1/18	1,100,000	[a]	1,197,075
					17,674,745
Arizona - 1.1%
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	750,000	[a]	807,368
Arizona Health Facilities Authority,
HR (Phoenix Children's Hospital)	5.00	2/1/42	6,000,000		6,311,700
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	1/1/38	1,130,000		1,282,188
University Medical Center Corporation,
HR (Prerefunded)	6.00	7/1/21	2,500,000	[a]	2,950,500
					11,351,756
California - 15.3%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/35	2,500,000		2,724,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 15.3% (continued)
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/35	1,500,000		1,518,210
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	3.13	10/1/36	2,500,000		2,157,350
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/36	1,000,000		1,104,580
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/37	1,000,000		1,008,060
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/37	1,325,000		1,461,276
Anaheim Public Financing Authority,
LR (Anaheim Convention Center
Expansion Project)	5.00	5/1/46	2,000,000		2,174,060
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		8,787,850
California,
GO (Various Purpose)	5.00	9/1/46	4,430,000		4,924,477
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	10,970
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,482,631
California Infrastructure and Economic
Development Bank,
Revenue (The J. David Gladstone
Institutes Project)	5.25	10/1/34	900,000		1,001,205
California Municipal Finance Authority,
Revenue (Emerson College Issue)	6.00	1/1/42	6,000,000		6,840,000
California Municipal Finance Authority,
Revenue (Southwestern Law School)	6.50	11/1/31	300,000		350,622
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/35	600,000		629,406
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	2,750,000		2,843,225

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 15.3% (continued)
California Pollution Control Financing
Authority,
Water Furnishing Revenue (San Diego
County Water Authority Desalination
Project Pipeline)	5.00	11/21/45	6,000,000	[b]	6,001,200
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,239,760
California State University Trustees,
Systemwide Revenue	4.00	11/1/45	500,000		492,395
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.75	8/1/19	2,230,000	[a]	2,542,936
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	2,500,000	[b]	2,511,275
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/41	2,500,000	[b]	2,501,875
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/44	2,000,000		2,027,380
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/46	3,500,000	[b]	3,478,440
California Statewide Communities
Development Authority,
Revenue (Sutter Health)	6.00	8/15/42	6,000,000		6,816,600
California Statewide Communities
Development Authority,
Revenue (University of California,
Irvine East Campus Apartments)	5.00	5/15/40	3,000,000		3,154,590
California Statewide Communities
Development Authority,
Student Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding- CHF -
Irvine, L.L.C.)	5.38	5/15/38	1,900,000		2,083,654
Capistrano Unified School District
Community Facilities District Number
90-2,
Special Tax Bonds (Improvement Area
Number 2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,380,520
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,370,480
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	2,080,000	[c]	1,275,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 15.3% (continued)
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/33	4,380,000	[c]	2,261,569
Irvine Reassessment District Number 12-1,
Limited Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,032,480
JPMorgan Chase Putters/Drivers Trust
(Series 3847),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.25	5/15/18	10,000,000	[b,d]	11,173,200
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/40	2,500,000		2,646,575
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/45	2,000,000		2,108,520
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,114,990
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,106,110
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/32	2,500,000	[c]	1,338,100
Northern California Gas Authority Number
1,
Gas Project Revenue	1.29	7/1/27	660,000	[e]	612,401
Oakland Unified School District,
GO	5.00	8/1/40	3,000,000		3,293,850
Palomar Health,
Revenue	5.00	11/1/39	1,000,000		1,058,160
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/30	2,000,000		2,288,440
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/31	2,000,000		2,288,440
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/33	3,500,000		4,004,770
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	2,000,000		2,216,760
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/48	5,000,000		5,538,900
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	[c]	3,049,600
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/35	2,205,000		2,232,144
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/38	2,000,000	[c]	613,480

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 15.3% (continued)
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/43	7,835,000	[c]	1,772,590
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,448,425
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,229,600
South Bayside Waste Management
Authority,
Solid Waste Enterprise Revenue
(Shoreway Environmental Center)	6.00	9/1/36	1,000,000		1,103,560
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,409,886
					157,837,679
Colorado - .2%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,038,340
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	500,000		538,785
					1,577,125
Delaware - 1.3%
JPMorgan Chase Putters/Drivers Trust
(Series 4359),
(University of Delaware, Revenue) Non-
recourse	5.00	5/1/21	12,230,000	[b,d]	13,475,604
District of Columbia - .8%
District of Columbia,
Revenue (Friendship Public Charter
School, Inc. Issue)	5.00	6/1/32	3,500,000		3,664,605
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/33	1,100,000		1,273,096
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/43	1,700,000		1,946,959
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/48	1,450,000		1,656,059
					8,540,719
Florida - 3.4%
Brevard County Health Facilities Authority,
Health Facilities Revenue (Health First,
Inc. Project) (Prerefunded)	7.00	4/1/19	1,675,000	[a]	1,890,840
Collier County Health Facilities Authority,
Residential Care Facility Revenue (The
Moorings Inc.)	5.00	5/1/45	2,500,000		2,678,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 3.4% (continued)
Higher Educational Facilities Financing
Authority,
Revenue (The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,184,579
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/30	750,000		833,550
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/40	7,545,000		8,187,004
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/41	1,200,000		1,323,804
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		15,814,534
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/40	1,050,000		1,143,818
Sarasota County Public Hospital District,
HR (Sarasota Memorial Hospital
Project)	5.63	7/1/39	2,000,000		2,139,440
					35,196,544
Georgia - .5%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/44	1,500,000		1,679,010
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	1,000,000		1,056,330
Gainesville and Hall County Development
Authority,
Retirement Community Revenue (ACTS
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/33	2,225,000		2,450,437
					5,185,777
Hawaii - 3.8%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,469,380
Hawaii Department of Budget and Finance,
Special Purpose Revenue (The Queen's
Health Systems)	5.00	7/1/35	7,000,000		7,756,280
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.13	11/15/32	1,000,000		1,054,760
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.25	11/15/37	1,000,000		1,056,440
JPMorgan Chase Putters/Drivers Trust
(Series 4007),
(Hawaii, GO) Non-recourse	5.00	12/1/19	20,000,000	[b,d]	22,871,035
					39,207,895
Idaho - .4%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/32	3,900,000		4,320,069

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 10.0%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport) (Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000		4,432,680
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/31	15,000,000		16,605,600
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/41	5,000,000		5,373,200
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.75	1/1/39	2,500,000		2,796,150
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Prerefunded)	6.50	1/1/21	5,000,000	[a]	5,921,700
Chicago,
GO	5.50	1/1/40	5,000,000		4,872,200
Chicago,
GO	5.50	1/1/42	1,250,000		1,216,775
Chicago,
GO	5.50	1/1/42	1,750,000		1,703,485
Chicago,
GO	7.75	1/1/42	7,350,000		7,519,197
Chicago,
GO (Project and Refunding Series)	5.00	1/1/35	5,000,000		4,715,600
Chicago Board of Education,
GO (Dedicated Revenues)	5.00	12/1/21	3,090,000		2,723,310
Chicago Board of Education,
GO (Dedicated Revenues)	6.50	12/1/46	4,500,000		4,269,915
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/39	8,500,000		6,728,600
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	7.00	12/1/44	2,500,000		2,517,225
Illinois,
GO	5.50	7/1/33	2,500,000		2,592,000
Illinois,
GO	5.50	7/1/38	2,500,000		2,574,950
Illinois,
GO	5.00	2/1/39	5,000,000		4,907,650
Illinois Finance Authority,
Revenue (Benedictine University
Project)	6.25	10/1/33	2,760,000		3,023,856
Illinois Finance Authority,
Revenue (Franciscan Communities,
Inc.)	5.25	5/15/47	4,250,000		4,256,800
Illinois Finance Authority,
Revenue (Lutheran Home and Services
Obligated Group)	5.63	5/15/42	3,000,000		3,110,970
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	5.50	7/1/28	1,560,000		1,752,301

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 10.0% (continued)
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.50	7/1/34	2,140,000		2,273,279
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	5,000,000		5,657,200
Illinois Finance Authority,
Revenue (The Art Institute of Chicago)
(Prerefunded)	6.00	3/1/19	1,000,000	[a]	1,102,270
					102,646,913
Indiana - .7%
Indiana Finance Authority,
Lease Appropriaton Revenue (Stadium
Project)	5.25	2/1/35	5,000,000		5,577,900
Indiana Finance Authority,
Private Activity Revenue (I-69 Section 5
Project)	5.25	9/1/40	2,000,000		2,059,880
					7,637,780
Kentucky - .3%
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue (Downtown
Crossing Project)	5.75	7/1/49	3,000,000		3,223,950
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 90)	5.38	11/1/23	165,000		177,202
					3,401,152
Louisiana - .9%
Jefferson Parish Hospital Service District
Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,350,150
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	1,000,000		1,095,400
New Orleans,
Water Revenue	5.00	12/1/34	500,000		542,505
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.)	6.00	1/1/23	2,000,000		2,171,200
					9,159,255
Maine - .8%
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		888,715
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000		2,962,402
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,656,580
					8,507,697

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 2.7%
Maryland,
GO (State and Local Facilities Loan)	4.00	3/15/25	20,000,000		21,296,400
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	3,500,000		3,774,855
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,000,000	[a]	2,270,260
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	5.13	7/1/39	250,000		261,848
					27,603,363
Massachusetts - 7.5%
JPMorgan Chase Putters/Drivers Trust
(Series 3896),
(Massachusetts, GO (Consolidated
Loan)) Non-recourse	5.00	4/1/19	15,000,000	[b,d]	17,010,000
JPMorgan Chase Putters/Drivers Trust
(Series 4357),
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue) Non-recourse	5.00	8/15/20	10,000,000	[b,d]	11,186,293
Massachusetts Development Finance
Agency,
HR (Cape Cod Healthcare Obligated
Group Issue)	5.25	11/15/41	4,370,000		4,796,162
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	5,500,000		6,025,965
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/39	5,000,000		5,492,650
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/46	4,000,000		4,370,080
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	3,500,000		3,813,320
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.25	1/1/42	5,500,000		5,803,490
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	5.00	10/1/43	4,260,000		4,376,341
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	4.00	10/1/46	5,000,000		4,456,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 7.5% (continued)
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,500,000		1,575,795
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/36	2,115,000		2,229,125
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	3,090,000		3,606,926
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	6.75	1/1/36	1,165,000		1,326,015
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	6.88	1/1/41	1,000,000		1,142,970
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	205,000	[a]	228,001
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	295,000	[a]	328,099
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,196
					77,817,428
Michigan - 1.4%
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,289,950
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/32	2,000,000		2,205,820
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/38	6,475,000		7,113,629
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/25	1,250,000		1,418,212
					14,027,611
Minnesota - 2.9%
JPMorgan Chase Putters/Drivers Trust
(Series 3844),
(Minnesota, GO (Various Purpose))
Non-recourse	5.00	8/1/18	17,125,000	[b,d]	19,064,202
JPMorgan Chase Putters/Drivers Trust
(Series 3845),
(Minnesota, GO (Various Purpose))
Non-recourse	5.00	8/1/18	10,000,000	[b,d]	11,189,000
					30,253,202

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi - .4%
Mississippi Development Bank,
Special Obligation Revenue (Jackson,
Water and Sewer System Revenue Bond
Project) (Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,044,802
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company Projects)	5.80	5/1/34	1,500,000		1,672,965
					3,717,767
New Hampshire - 1.1%
New Hampshire Business Finance
Authority,
PCR (Public Service Company of New
Hampshire Project) (Insured; National
Public Finance Guarantee Corp.)	0.70	5/1/21	12,250,000	[e]	11,453,750
New Jersey - 3.5%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,045,160
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/26	2,500,000		2,647,550
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.13	1/1/34	5,325,000		5,839,235
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	5,500,000		6,026,350
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		13,989,560
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,612,755
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/30	1,500,000		1,564,725
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/31	3,000,000		3,084,210
					35,809,545
New York - 11.3%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project) (Prerefunded)	6.00	1/15/20	9,500,000	[a]	10,764,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 11.3% (continued)
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project) (Prerefunded)	6.25	1/15/20	6,000,000	[a]	6,844,440
Build New York City Resource Corporation,
Revenue (Albert Einstein College of
Medicine, Inc. Project)	5.50	9/1/45	1,750,000	[b]	1,842,960
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	5,000,000		5,641,900
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	140,000		154,045
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	55,000	[a]	60,696
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/56	5,000,000		5,411,400
New York City,
GO	6.00	10/15/23	365,000		397,014
New York City,
GO (Prerefunded)	6.00	10/15/18	135,000	[a]	147,111
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; Assured
Guaranty Corp.)	6.50	1/1/46	325,000		353,753
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,300,000		1,443,455
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	2.25	3/1/20	6,100,000	[e]	6,007,463
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Citigroup Series RR II R-11931)
Recourse	5.75	12/15/16	9,000,000	[b,d]	9,548,820
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Citigroup Series RR II R-11931-1)
Recourse	5.75	12/15/16	5,090,000	[b,d]	5,400,386
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/51	4,585,000		4,816,772
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.75	11/15/51	5,000,000		5,666,000
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	3/15/44	2,000,000		2,171,840

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 11.3% (continued)
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	10,000,000	[b]	10,163,200
New York State Dormitory Authority,
Revenue (Pace University)	5.00	5/1/38	500,000		515,495
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.67	4/1/34	17,410,000	[e]	17,410,000
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	5,000,000		5,249,250
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.25	1/1/50	2,000,000		2,061,580
Port Authority of New York and New
Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	6.00	12/1/42	5,000,000		5,654,500
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/27	2,000,000	[c]	1,412,940
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/28	4,715,000	[c]	3,158,201
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/31	5,000,000	[c]	2,859,400
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/32	3,000,000	[c]	1,638,390
					116,795,936
North Carolina - .5%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured;
Assured Guaranty Corp.) (Escrowed to
Maturity)	6.00	1/1/19	150,000		157,821
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/31	750,000		837,653
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/33	1,550,000		1,714,517
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/34	1,000,000		1,100,760
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/35	1,000,000		1,097,900
					4,908,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - .9%
Montgomery County,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,115,000		1,196,417
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,209,280
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,124,600
Ohio Turnpike and Infrastructure
Commission,
Turnpike Junior Lien Revenue
(Infrastructure Projects)	0/5.70	2/15/34	3,000,000	[f]	2,678,940
					9,209,237
Pennsylvania - 1.2%
Beaver County Industrial Development
Authority,
PCR (FirstEnergy Nuclear Generation
Project)	4.38	7/1/22	3,500,000		3,229,800
Pennsylvania Economic Development
Financing Authority,
Water Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,845,463
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Foundation for Indiana
University of Pennsylvania Student
Housing Project at Indiana Universityof
Pennsylvania)	5.00	7/1/32	1,000,000		1,075,480
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	5.75	8/15/21	2,550,000	[a]	3,001,426
					12,152,169
Rhode Island - .7%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facility Revenue
(Providence College Issue)	5.00	11/1/45	7,000,000		7,569,660
South Carolina - .2%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/35	2,000,000		2,208,680
Texas - 19.8%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/36	1,315,000		1,372,873
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,134,958
Austin,
Water and Wastewater System Revenue	5.00	11/15/39	13,555,000		15,001,183

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.8% (continued)
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement Residence
Foundation Project)	4.00	7/15/45	3,750,000		3,243,712
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/40	7,300,000		7,760,338
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/46	2,000,000		2,118,200
Central Texas Regional Mobility Authority,
Senior Lien Revenue (Prerefunded)	6.00	1/1/21	5,000,000	[a]	5,808,600
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.50	8/15/31	1,250,000		1,357,838
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/32	2,745,000		2,868,415
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/33	1,500,000		1,719,495
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.75	8/15/41	1,000,000		1,081,240
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/42	6,135,000		6,322,670
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	2,770,000		3,168,215
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	5.00	12/1/45	3,855,000		3,963,750
Clint Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	8/15/45	5,000,000		5,542,700
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/32	7,500,000		8,039,175
Grand Parkway Transportation
Corporation,
Grand Parkway System First Tier Toll
Revenue	5.50	4/1/53	4,500,000		4,914,045
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	[f]	1,708,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.8% (continued)
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	[f]	2,123,550
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	[f]	1,891,838
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	[a]	1,114,400
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/32	500,000		531,740
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	0.94	7/1/30	10,250,000	[e]	9,622,187
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	0.94	7/1/30	3,550,000	[e]	3,332,562
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.)	6.50	5/15/31	1,270,000		1,465,885
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.50	5/15/21	1,530,000	[a]	1,836,214
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.)	5.88	5/15/21	630,000		683,783
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.88	5/15/21	4,400,000	[a]	5,351,016
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	4.00	5/15/42	1,500,000		1,474,080
Mission Economic Development
Corporation,
Senior Lien Revenue (Natgasoline
Project)	5.75	10/1/31	1,000,000	[b]	1,044,180
New Hope Cultural Education Facilities
Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/47	6,500,000		6,606,015

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.8% (continued)
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.50	8/15/35	750,000	[b]	749,063
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.75	8/15/45	1,000,000	[b]	1,008,070
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	4.88	12/1/32	1,630,000		1,670,962
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		7,975,100
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000		22,675,400
Pottsboro Higher Education Finance
Corporation,
Education Revenue (Imagine
International Academy of North Texas,
LLC)	5.00	8/15/46	1,000,000		892,790
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/45	1,000,000		1,053,300
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (LBJ
Infrastructure Group LLC IH-635
Managed Lanes Project)	7.00	6/30/40	9,150,000		10,462,384
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	7.00	12/31/38	10,000,000		11,393,600
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	6.75	6/30/43	5,000,000		5,893,700
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (NTE Mobility
Partners LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		2,891,225
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/37	15,950,000		17,418,197
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	6,000,000		6,513,480
					204,800,988
Vermont - .1%
Burlington,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/30	1,000,000		1,092,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 1.5%
Chesapeake,
Transportation System Senior Toll
Road Revenue	0/4.88	7/15/40	2,000,000	[f]	1,476,060
Virginia Small Business Financing
Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,510,000		7,625,128
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.25	1/1/32	4,000,000		4,295,560
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	6.00	1/1/37	2,000,000		2,249,480
					15,646,228
Wisconsin - .8%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	[b]	1,458,997
Wisconsin,
General Fund Annual Appropriation
Bonds	5.75	5/1/33	1,500,000		1,624,665
Wisconsin,
General Fund Annual Appropriation
Bonds	6.00	5/1/33	1,000,000		1,090,700
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/44	8,735,000	[c]	2,544,069
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/46	3,990,000	[c]	1,056,353
					7,774,784
U.S. Related - 5.3%
A.B. Won International Airport Authority of
Guam,
General Revenue	6.25	10/1/34	1,000,000		1,157,300
A.B. Won International Airport Authority of
Guam,
General Revenue	6.38	10/1/43	1,000,000		1,153,030
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		2,249,780
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		2,248,060
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,881,275
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,764,400
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,316,980

Long-Term Municipal Investments -	Coupon	Maturity	Principal
103.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 5.3% (continued)
Guam,
LOR (Section 30)	5.00	12/1/46	1,500,000		1,616,250
Guam Government Department of
Education,
COP (John F. Kennedy High School
Project)	6.63	12/1/30	1,000,000		1,058,850
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000	[g]	3,512,500
Puerto Rico Electric Power Authority,
Power Revenue	5.00	7/1/22	2,000,000		1,300,360
Puerto Rico Electric Power Authority,
Power Revenue	6.75	7/1/36	10,000,000		6,519,800
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/17	750,000		758,768
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	500,000		505,845
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue	5.00	8/1/22	4,585,000		3,416,559
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	15,000,000		8,117,400
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	250,433
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/29	2,250,000		2,087,482
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/30	5,000,000		4,629,800
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/34	1,500,000		1,366,980
Virgin Islands Public Finance Authority,
Subordinated Revenue (Virgin Islands
Matching Fund Loan Note - Diageo
Project)	6.75	10/1/37	1,250,000		1,266,225
					54,178,077
Total Long-Term Municipal Investments
(cost $1,024,153,151)					1,062,740,326
Short-Term Municipal Investments -
3.4%
Illinois - .4%
Illinois Health Facilities Authority,
Revenue (Memorial Health System)
(LOC; JPMorgan Chase Bank)	0.59	12/1/16	4,700,000	[h]	4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments -	Coupon	Maturity	Principal
3.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa - .4%
Iowa Finance Authority,
Educational Facilities Revenue (Holy
Family Catholic Schools Project) (LOC;
Wells Fargo Bank)	0.58	12/1/16	1,400,000	[h]	1,400,000
Iowa Higher Education Loan Authority,
Private College Facility Revenue (Des
Moines University Project) (LOC; BMO
Harris Bank NA)	0.59	12/1/16	3,300,000	[h]	3,300,000
					4,700,000
New York - 1.6%
New York City,
GO Notes (Liquidity Facility; Royal Bank
of Canada)	0.57	12/1/16	1,900,000	[h]	1,900,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.57	12/1/16	5,800,000	[h]	5,800,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.56	12/1/16	2,300,000	[h]	2,300,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.57	12/1/16	800,000	[h]	800,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.57	12/1/16	4,500,000	[h]	4,500,000
New York State Housing Finance Agency,
Housing Revenue (Maestro West
Chelsea) (LOC; Wells Fargo Bank)	0.56	12/7/16	800,000	[h]	800,000
					16,100,000
Wisconsin - 1.0%
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)
(LOC; Bank of Montreal)	0.58	12/1/16	10,000,000	[h]	10,000,000
Total Short-Term Municipal Investments
(cost $35,500,000)					35,500,000

Total Investments (cost $1,066,653,151)			107.0%		1,104,295,342
Liabilities, Less Cash and Receivables			(7.0%)		(72,089,736)
Net Assets			100.0%		1,032,205,606

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $151,677,800 or 14.69% of net assets.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e	Variable rate security—rate shown is the interest rate in effect at period end.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Non-income producing—security in default.
h	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund
November 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	950	(112,441,406)	December 2016	2,723,828
Ultra 10 Year U.S. Treasury Notes	738	(99,618,469)	December 2016	6,901,453
Gross Unrealized Appreciation				9,625,281

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†		6,055,016		6,055,016

Municipal Bonds†	-	1,098,240,326	-	1,098,240,326
Other Financial Instruments:
Financial Futures††	9,625,281			9,625,281
Liabilities ($)
Floating Rate Notes†††	-	(69,540,000)	-	(69,540,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At November 30, 2016, accumulated net unrealized appreciation on investments was $37,642,191, consisting of $62,230,325 gross unrealized appreciation and $24,588,134 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .7%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000		1,647,225
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000		1,378,223
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/24	13,325,000		13,382,431
					16,407,879
Alaska - .3%
Alaska,
International Airports System Revenue	5.00	10/1/32	5,000,000		5,525,550
Arizona - .5%
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	1,100,000	[a]	1,184,139
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	1,000,000	[a]	1,076,490
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/27	5,000,000		5,855,150
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/26	2,000,000		2,231,060
					10,346,839
California - 17.1%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/34	1,500,000		1,642,635
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/35	2,050,000		2,271,523
Anaheim Housing and Public
Improvements Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/35	8,000,000		8,798,160
Anaheim Housing and Public
Improvements Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/36	2,400,000		2,634,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.1% (continued)
Anaheim Housing and Public
Improvements Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/41	2,300,000		2,448,971
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	1.88	4/1/19	10,000,000		10,056,700
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	2.00	4/1/21	10,000,000		9,977,300
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,487,520
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		5,673,400
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		5,775,350
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000		14,634,625
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000		2,926,925
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000		11,561,800
California,
GO (Various Purpose)	4.00	9/1/31	10,000,000		10,392,900
California,
GO (Various Purpose)	5.00	9/1/31	20,000,000		22,513,400
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		12,953,565
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		9,693,862
California,
GO (Various Purpose)	4.00	9/1/33	10,000,000		10,268,000
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		8,787,850
California Department of Water Resources,
Water System Revenue (Central Valley
Project) (Escrowed to Maturity)	5.00	12/1/19	115,000		127,049
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/33	10,000,000		10,154,500
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,500,000		1,711,305
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000		1,809,280
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	[a]	9,289,310
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	[a]	4,371,440

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.1% (continued)
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	65,820
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	[a]	3,773,680
California State Public Works Board,
LR (Various Capital Projects)	5.00	10/1/20	2,000,000		2,227,100
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/19	4,185,000	[a]	4,717,625
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	4.50	7/1/18	1,190,000		1,229,449
Escondido Union School District,
GO	5.00	8/1/23	1,105,000		1,252,584
Escondido Union School District,
GO	5.00	8/1/25	1,320,000		1,509,380
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/29	10,680,000		11,979,863
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/32	2,000,000		2,215,880
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	15,520,000		17,340,806
Los Angeles Municipal Improvement
Corporation,
LR (Capital Equipment)	4.00	11/1/33	3,000,000		3,056,580
Los Angeles Unified School District,
GO	5.00	7/1/32	10,000,000		11,122,600
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/33	4,000,000	[b]	2,044,000
Oakland Unified School District,
GO	5.00	8/1/28	2,610,000		3,058,972
Oakland Unified School District,
GO	5.00	8/1/29	4,000,000		4,646,040
Palomar Health,
GO	4.00	8/1/31	3,805,000		3,881,404
Palomar Health,
GO	4.00	8/1/32	3,180,000		3,223,216
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,420,078
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,082,975
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/28	5,000,000		5,811,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.1% (continued)
Sacramento County Sanitation Districts
Financing Authority,
Subordinate Lien Revenue (Sacramento
Regional County Sanitation District)
(Insured; FGIC)	1.09	12/1/35	10,000,000	[c]	8,652,000
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	1.11	6/1/34	8,000,000	[c]	7,046,320
San Francisco City and County,
COP (War Memorial Veterans Building
Seismic Upgrade and Improvements)	5.00	4/1/27	3,555,000		4,048,718
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000		12,322,970
San Francisco Community College District,
GO	5.00	6/15/29	5,000,000		5,726,800
Simi Valley Unified School District,
GO	5.00	8/1/22	1,080,000		1,215,324
Simi Valley Unified School District,
GO	5.00	8/1/23	2,235,000		2,544,883
Simi Valley Unified School District,
GO	5.00	8/1/24	3,000,000		3,442,080
Simi Valley Unified School District,
GO	5.00	8/1/25	1,000,000		1,154,320
Simi Valley Unified School District,
GO	5.00	8/1/26	2,000,000		2,322,460
Simi Valley Unified School District,
GO	5.00	8/1/27	1,495,000		1,743,693
Southern California Public Power
Authority,
Gas Project Revenue (Project Number
1)	5.25	11/1/20	4,000,000		4,441,360
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/30	1,000,000		1,137,680
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/31	3,855,000		4,366,173
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/33	3,380,000		3,801,351
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/20	6,000,000		6,651,240
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/21	1,325,000		1,491,500

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.1% (continued)
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/26	6,610,000		7,730,461
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000		10,328,490
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000		12,570,800
					375,359,933
Colorado - 1.5%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		4,615,421
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000		2,155,140
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000		1,713,824
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	2.30	9/1/17	5,000,000	[c]	4,997,750
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/17	3,500,000		3,594,360
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	5.75	11/15/18	995,000		1,036,870
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.13	11/15/23	5,350,000		6,271,858
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/19	1,750,000		1,894,130
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/20	2,700,000		2,983,608
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.50	6/1/22	2,200,000		2,480,456
					31,743,417
Connecticut - 1.4%
Connecticut,
GO	5.00	11/15/21	9,430,000		10,601,300
Connecticut,
GO	5.00	4/15/22	5,000,000		5,646,000
Connecticut,
GO	5.00	5/15/23	10,000,000		11,191,600
Connecticut,
GO	4.00	6/15/30	3,000,000		3,114,390
					30,553,290
Delaware - .7%
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000		2,228,440
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000		3,070,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Delaware - .7% (continued)
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000		1,715,925
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000		1,154,380
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,200,893
					14,370,041
District of Columbia - .3%
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/23	4,250,000		4,756,217
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	2,500,000		2,787,175
					7,543,392
Florida - 3.7%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	10,000,000		10,887,300
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,356,390
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,580,800
Florida State Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/26	10,000,000		11,680,300
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/21	2,500,000		2,824,900
Jacksonville Electric Authority,
Revenue (Saint Johns River Power Park
System)	5.00	10/1/21	2,000,000		2,187,040
Jacksonville Electric Authority,
Revenue (Saint Johns River Power Park
System)	5.00	10/1/22	1,625,000		1,776,499
Jacksonville Electric Authority,
Revenue (Saint Johns River Power Park
System)	5.00	10/1/24	1,000,000		1,092,060
Lee County,
Airport Revenue	5.50	10/1/23	3,565,000		4,035,723
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,617,650
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/25	3,165,000		3,582,020
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/21	5,000,000		5,595,450
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement with the Palm Beach School
Board Leasing Corporation)	5.00	8/1/27	4,595,000		5,263,481
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	245,000	[a]	263,172

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 3.7% (continued)
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	240,000	[a]	257,801
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	210,000	[a]	225,576
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	725,000	[a]	778,773
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,790,000	[a]	1,922,764
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	5,000,000	[a]	5,370,850
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,085,000	[a]	1,165,474
Tampa Bay Water A Regional Water Supply
Authority,
Utility System Revenue	5.00	10/1/20	5,000,000		5,593,300
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/24	90,000		105,099
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/25	2,865,000		3,358,926
					80,521,348
Georgia - 2.1%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/25	3,750,000		4,367,887
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	7,500,000		7,555,950
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	6,000,000		6,337,980
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,939,145
Georgia,
GO	4.00	10/1/24	10,000,000		11,005,000
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	[d]	14,805
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	1,405,000		1,499,149
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds
(Prerefunded)	5.75	7/1/18	3,595,000	[a]	3,854,128

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia - 2.1% (continued)
Private Colleges and Universities
Authority,
Revenue (Emory University)	5.00	9/1/41	6,990,000	7,749,463
				46,323,507
Hawaii - 1.1%
Hawaii County,
GO	5.00	9/1/24	1,000,000	1,178,490
Hawaii County,
GO	5.00	9/1/24	4,025,000	4,743,422
Hawaii County,
GO	5.00	9/1/25	1,000,000	1,183,890
Hawaii County,
GO	5.00	9/1/25	2,370,000	2,805,819
Hawaii County,
GO	5.00	9/1/26	1,000,000	1,184,460
Hawaii County,
GO	5.00	9/1/26	3,260,000	3,861,340
University of Hawaii Board of Regents,
University Revenue	5.00	10/1/31	8,750,000	10,053,750
				25,011,171
Idaho - .7%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/33	5,000,000	5,527,400
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,685,000	10,834,125
				16,361,525
Illinois - 5.7%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/22	4,615,000	5,172,077
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	2,000,000	2,262,520
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/24	5,000,000	5,688,700
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	4,450,000	5,067,571
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	7,055,000	8,023,581
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/26	2,000,000	2,279,800
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/27	2,500,000	2,805,800
Chicago,
GO	5.00	1/1/24	4,500,000	4,486,815
Chicago,
GO	5.00	1/1/26	3,000,000	2,982,570
Chicago,
GO	5.50	1/1/35	3,750,000	3,699,113
Chicago,
GO	5.50	1/1/37	3,500,000	3,441,340

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 5.7% (continued)
Chicago,
GO (Modern Schools Across Chicago
Program) (Insured; AMBAC)	5.00	12/1/17	1,110,000	1,113,208
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,000,000	1,025,040
Chicago,
GO (Project and Refunding Series)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/26	2,270,000	2,288,750
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/24	3,000,000	3,311,850
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/25	2,110,000	2,331,170
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.50	12/1/18	1,605,000	1,640,342
Illinois,
GO	5.00	8/1/18	19,900,000	20,642,469
Illinois,
GO	5.00	8/1/19	10,000,000	10,406,600
Illinois,
GO	5.00	9/1/19	185,000	185,531
Illinois,
GO	5.00	8/1/23	5,000,000	5,218,500
Illinois,
GO	5.25	2/1/28	6,000,000	6,165,360
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,312,250
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	2/1/30	3,000,000	2,913,030
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	2/1/31	4,000,000	3,857,000
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	2/1/32	2,750,000	2,640,825
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.25	6/1/24	10,000,000	10,083,000
				125,044,812
Kansas - 1.5%
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/27	10,000,000	11,772,200
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/28	6,000,000	7,026,300
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/29	1,300,000	1,514,760
Kansas Development Finance Authority,
Revenue (University of Kansas
Projects)	4.00	5/1/21	3,370,000	3,588,612
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,067,611
				32,969,483

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - .4%
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 100)	5.00	8/1/21	1,785,000		1,991,578
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 112)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/28	5,150,000		5,844,117
					7,835,695
Louisiana - 1.8%
Jefferson Sales Tax District,
Special Sales Tax Revenue (Insured;
AMBAC) (Prerefunded)	5.25	12/1/17	4,000,000	[a]	4,160,360
Louisiana,
GO	5.00	8/1/26	5,000,000		5,738,500
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.13	6/1/18	9,500,000	[a]	10,195,970
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/21	5,000,000		5,603,900
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Louisiana Community and
Technical College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,529,650
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	2,000,000		2,190,800
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	5.00	10/1/41	6,000,000		6,247,740
					39,666,920
Maryland - 3.4%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/28	2,480,000		2,838,013
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/29	4,640,000		5,300,365
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/30	4,640,000		5,272,014
Maryland,
GO (State and Local Facilities Loan)	4.00	6/1/28	10,000,000		10,889,400
Maryland Department of Transportation,
Consolidated Transportation Revenue	5.00	12/1/21	6,300,000		7,235,424
Maryland Department of Transportation,
Consolidated Transportation Revenue	4.00	11/1/27	10,000,000		10,890,100
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	6,000,000		6,663,780

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 3.4% (continued)
Montgomery County,
Consolidated Public Improvement GO	5.00	11/1/26	10,000,000		11,851,500
Montgomery County,
Consolidated Public Improvement GO	4.00	12/1/30	12,000,000		12,760,680
					73,701,276
Massachusetts - 1.8%
Massachusetts,
GO	1.05	11/1/18	2,000,000	[c]	1,985,500
Massachusetts,
GO (Consolidated Loan) (Green Bonds)	5.00	9/1/28	5,000,000		5,709,850
Massachusetts,
GO (Consolidated Loan) (Green Bonds)	5.00	9/1/31	5,000,000		5,585,200
Massachusetts,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		3,736,753
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/35	3,750,000		4,124,850
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/33	5,000,000		5,216,850
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	7,970,000		8,187,262
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/44	2,505,000		2,786,086
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	820,000	[a]	912,004
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	1,180,000	[a]	1,312,396
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,486
					39,938,237
Michigan - 2.9%
Detroit,
Water Supply System Second Lien
Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,467,880
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,752,368
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	10,000,000		11,320,500
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	5,000,000		5,567,600
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/31	10,000,000		11,120,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 2.9% (continued)
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/35	5,000,000		5,511,800
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	7,095,000		7,917,169
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,126,363
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,386,970
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000		2,808,075
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000		2,835,150
					62,813,975
Minnesota - .7%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.63	11/15/18	12,000,000	[a]	13,254,360
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/22	1,500,000		1,708,005
					14,962,365
Mississippi - .1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC, FNMA
and GNMA)	4.38	12/1/18	365,000		373,859
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/24	450,000		525,821
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/25	250,000		293,480
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/26	550,000		647,136
					1,840,296

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 1.8%
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,505,000		1,711,802
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,685,000		1,954,785
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,125,000		2,495,791
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000		868,125
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/21	45,000		51,268
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/22	65,000		75,444
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/23	75,000		88,288
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis University)	5.00	10/1/38	2,000,000		2,210,220
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000		30,144,994
					39,600,717
Montana - .2%
Montana Board of Housing,
SFMR	3.50	6/1/44	5,000,000		5,200,200
Nebraska - .5%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	10,000,000		10,735,400
Nevada - 1.1%
Clark County,
Highway Revenue (Motor Vehicle Fuel
Tax) (Prerefunded)	5.00	7/1/19	10,000,000	[a]	10,905,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada - 1.1% (continued)
Clark County School District,
GO (Insured; National Public Finance
Guarantee Corp.)	5.00	6/15/20	12,930,000		13,580,379
					24,486,179
New Jersey - 5.2%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/21	10,000,000		10,766,600
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	5,000,000		5,357,950
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	5,000,000		5,309,150
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	5,000,000		5,382,900
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000		14,135,680
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,312,800
New Jersey Educational Facilities
Authority,
Revenue (University of Medicine and
Dentistry of New Jersey Issue)
(Prerefunded)	7.50	6/1/19	3,750,000	[a]	4,301,812
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,091,233
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/24	3,005,000		3,379,363
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,165,740
New Jersey Health Care Facilities Financing
Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/24	1,000,000		1,115,160
New Jersey Health Care Facilities Financing
Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/25	1,060,000		1,182,536
New Jersey Health Care Facilities Financing
Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/26	1,000,000		1,115,650

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 5.2% (continued)
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/21	7,000,000	7,575,890
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	5,000,000	5,230,350
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
National Public Finance Guarantee
Corp.)	5.50	12/15/21	10,000,000	11,172,300
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	10,000,000	10,349,500
New Jersey Transportation Trust Fund
Authority,
Transportation Program Bonds	5.00	6/15/19	10,000,000	10,564,500
Rutgers The State University,
GO	5.00	5/1/21	2,000,000	2,250,160
				114,759,274
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	5.00	8/1/19	10,000,000	10,823,700
New York - 12.6%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/29	2,610,000	2,737,003
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/31	1,685,000	1,740,268
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/32	750,000	770,108
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/33	900,000	920,304
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/34	1,000,000	1,017,490
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	2,250,000	2,475,720
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/31	10,000,000	11,278,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 12.6% (continued)
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	9,030,000	[a]	9,965,147
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	720,000	[a]	794,563
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	10,000,000		10,627,600
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,357,350
New York City,
GO	5.00	8/1/22	11,900,000		13,664,889
New York City,
GO	5.00	8/1/23	5,000,000		5,800,000
New York City,
GO	5.00	8/1/24	5,000,000		5,833,100
New York City,
GO	5.00	10/1/25	2,500,000		2,830,150
New York City,
GO	5.00	8/1/26	5,660,000		6,431,232
New York City,
GO	5.00	8/1/28	16,000,000		18,004,480
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/23	13,000,000		14,530,620
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	20,000,000		23,198,000
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	2,000,000		2,081,340
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	8,000,000	[e]	8,130,560
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	7,500,000		8,308,050
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	85,000		88,630
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	10,000,000		10,770,700
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	11,000,000		12,790,250
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,165,000		5,927,870
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/33	25,000,000		28,186,250
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/34	5,000,000		5,639,850

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 12.6% (continued)
New York State Thruway Authority,
General Revenue	5.00	1/1/32	3,000,000		3,348,000
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/25	5,000,000		5,929,850
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	10,000,000		11,425,400
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/41	2,000,000		2,041,420
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,545,525
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	2,500,000		2,852,750
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/36	3,000,000		3,280,740
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/37	3,400,000		3,711,134
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/38	1,375,000		1,498,929
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/29	6,370,000		7,478,253
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/37	2,425,000		2,537,472
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/29	10,000,000	[b]	6,259,100
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		2,922,950
					275,731,847
North Carolina - 1.7%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Prerefunded)	5.00	1/1/19	18,000,000	[a]	19,350,540
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/26	1,000,000		1,135,990
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/28	1,030,000		1,168,566
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/29	1,725,000		1,946,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina - 1.7% (continued)
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/30	780,000		874,700
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue	5.00	1/1/24	1,585,000		1,692,415
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue
(Prerefunded)	5.00	1/1/19	3,915,000	[a]	4,202,048
Wake County,
LOR (Prerefunded)	5.00	1/1/20	5,955,000	[a]	6,562,231
					36,932,721
Ohio - 1.7%
Columbus,
GO (Various Purpose Limited Tax)	5.00	7/1/21	3,005,000		3,410,825
Hamilton County,
Sewer System Improvement Revenue
(The Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/26	3,500,000		4,016,915
Kettering City School District,
School Improvement Bonds (GO -
Unlimited Taxes)	5.00	12/1/19	1,450,000		1,565,507
Kettering City School District,
School Improvement Bonds (GO -
Unlimited Taxes)	5.00	12/1/21	1,780,000		1,981,193
Kettering City School District,
School Improvement Bonds (GO -
Unlimited Taxes)	5.00	12/1/24	1,480,000		1,687,244
Kettering City School District,
School Improvement Bonds (GO -
Unlimited Taxes)	5.00	12/1/25	1,080,000		1,234,850
Montgomery County,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000		3,291,976
Ohio,
Common Schools GO	5.00	6/15/26	4,630,000		5,278,570
Ohio,
Common Schools GO	5.00	6/15/27	5,070,000		5,780,206
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.00	3/1/47	7,855,000		8,329,049
					36,576,335
Oklahoma - .3%
Grand River Dam Authority,
Revenue	5.00	6/1/25	5,000,000		5,813,550
Oregon - .4%
Oregon,
GO	5.00	11/1/20	3,100,000		3,485,392
Oregon Housing and Community Services
Department,
Mortgage Revenue (Single-Family
Mortgage Program)	4.00	1/1/47	4,885,000		5,151,379
					8,636,771

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 4.6%
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	7,500,000	8,002,950
Pennsylvania,
GO	5.00	8/15/21	7,210,000	8,074,767
Pennsylvania,
GO	5.00	6/15/22	5,220,000	5,911,076
Pennsylvania,
GO	5.00	11/15/22	5,000,000	5,678,100
Pennsylvania,
GO	5.00	3/15/31	5,000,000	5,562,100
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	11,520,000	13,008,614
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/28	7,540,000	8,372,718
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/29	5,000,000	5,641,650
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,690,343
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	2,300,000	2,423,648
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,068,446
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,204,246
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000	5,706,450
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/22	1,000,000	1,084,300
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/25	2,750,000	2,925,670
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/25	5,000,000	5,555,250
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/31	5,000,000	5,402,450
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/27	1,140,000	1,263,462
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/28	1,000,000	1,101,770
				99,678,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 1.0%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)	5.50	12/1/18	3,000,000		3,243,330
Growth Remedy Opportunity Without Tax
Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/28	1,750,000		1,993,968
Growth Remedy Opportunity Without Tax
Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/29	2,000,000		2,267,720
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/22	7,500,000		8,641,050
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/29	2,865,000		3,275,325
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/31	1,560,000		1,765,904
					21,187,297
South Dakota - .1%
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/25	1,800,000		1,978,254
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/27	500,000		544,220
					2,522,474
Tennessee - .5%
Clarksville Natural Gas Acquisition
Corporation,
Gas Revenue	5.00	12/15/20	1,690,000		1,842,607
Metropolitan Government of Nashville and
Davidson County,
GO Improvement Bonds (Prerefunded)	5.00	7/1/20	5,525,000	[a]	6,152,529
Tennessee Housing Development Agency,
Residential Finance Program Revenue	3.50	1/1/47	3,000,000		3,120,690
					11,115,826
Texas - 10.0%
Austin Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	4.00	8/1/32	2,500,000		2,593,375
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/23	1,100,000		1,211,650
Culberson County-Allamoore Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/15/41	1,300,000		1,302,275
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/31	5,000,000		5,520,650

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 10.0% (continued)
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/26	3,000,000		3,352,410
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/27	3,400,000		3,799,398
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,615,762
Dallas Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	4.00	2/15/32	3,000,000		3,097,440
Denton Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/20	5,000,000		5,012,850
El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,140,210
Forney Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	2,200,000		2,555,982
Forney Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program) (Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,077,710
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/25	2,000,000		2,361,640
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/26	1,500,000		1,783,560
Harris County,
Toll Road Senior Lien Revenue
(Prerefunded)	5.00	8/15/19	12,500,000	[a]	13,674,125
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,006,701
Harris County Flood Control District,
GO	5.00	10/1/26	10,000,000		11,639,200
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	[a]	5,572,000
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/22	6,500,000		7,456,345
Houston,
Combined Utility System First Lien
Revenue	5.00	5/15/21	5,000,000		5,652,750
Houston Community College System,
Limited Tax GO Bonds	5.00	2/15/21	2,250,000		2,525,918
Houston Community College System,
Limited Tax GO Bonds	5.00	2/15/33	8,000,000		8,895,040
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/26	5,000,000		5,737,050
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/27	5,000,000		5,726,650
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/29	2,885,000		3,313,624
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/40	5,000,000		5,505,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 10.0% (continued)
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000		3,414,030
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000		12,764,938
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	3.00	12/1/19	5,800,000		5,992,850
San Antonio Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/23	9,535,000		11,060,314
Texas Public Finance Authority,
GO	5.00	10/1/23	4,220,000		4,795,481
Texas Public Finance Authority,
GO	5.00	10/1/24	5,000,000		5,916,550
Texas Public Finance Authority,
GO (Prerefunded)	5.00	10/1/21	5,165,000	[a]	5,921,931
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/24	5,900,000		6,981,529
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/24	4,000,000		4,690,440
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/24	10,000,000		11,774,100
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/27	5,000,000		5,693,000
Texas Water Development Board,
State Water Implementation Revenue
Fund for Texas Revenue Bonds (Master
Trust)	5.00	10/15/28	6,915,000		8,046,709
					219,181,787
Utah - 1.4%
Saint George,
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/33	1,000,000		1,122,950
Saint George,
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/35	1,200,000		1,338,288
Utah,
GO	5.00	7/1/20	20,000,000		22,353,000
Utah Associated Municipal Power Systems,
Revenue (Payson Power Project)	5.00	4/1/22	5,675,000		6,396,690
					31,210,928
Virginia - 1.1%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	4.00	5/15/29	5,000,000		5,222,150
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000		2,515,537
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000		12,676,553

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 1.1% (continued)
Virginia Transportation Board,
Transportation Capital Projects
Revenue	5.00	5/15/22	2,795,000		3,225,626
					23,639,866
Washington - 3.8%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/20	10,955,000		12,195,216
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/31	7,500,000		8,226,975
FYI Properties,
LR (State of Washington Department of
Information Services Project)	5.25	6/1/29	5,625,000		6,101,831
King County,
Sewer Improvement Revenue	5.00	7/1/39	20,000,000		22,222,400
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/28	1,750,000		1,973,458
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/29	1,000,000		1,121,460
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/30	2,840,000		3,162,567
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/22	5,000,000		5,713,700
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/23	5,000,000		5,772,050
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	2/1/23	5,315,000		6,137,177
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	8/1/23	3,570,000		4,058,055
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/21	5,550,000		6,254,961
					82,939,850
West Virginia - 1.0%
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/28	10,000,000		11,151,200
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/29	10,000,000		11,132,800
					22,284,000
Wisconsin - 1.4%
Wisconsin,
GO (Prerefunded)	5.00	5/1/20	5,000,000	[a]	5,565,800
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	4.00	11/15/34	20,000,000		19,948,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 1.4% (continued)
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000	1,117,160
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000	1,110,400
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000	1,106,170
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000	550,975
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000	2,196,900
				31,596,205
U.S. Related - .9%
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000	1,136,230
Guam,
LOR (Section 30)	5.00	12/1/28	2,000,000	2,254,040
Guam,
LOR (Section 30)	5.00	12/1/29	2,000,000	2,239,540
Puerto Rico Electric Power Authority,
Power Revenue	5.25	7/1/18	5,000,000	3,256,800
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	3,986,059
Puerto Rico Public Buildings Authority,
Government Facilities Revenue
(Escrowed to Maturity)	5.75	7/1/17	5,000	5,138
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	11,000,000	5,952,760
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	2,500,000 [f]	834,775
				19,665,342

Total Investments (cost $2,183,310,218)			100.2%	2,193,159,230
Liabilities, Less Cash and Receivables			(0.2%)	(3,387,492)
Net Assets			100.0%	2,189,771,738

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Non-income producing—security in default.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $8,130,560 or .37% of net assets.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	286	(33,850,781)	December 2016	820,016
Ultra 10 Year U.S. Treasury Notes	438	(59,123,157)	December 2016	4,095,984
Gross Unrealized Appreciation				4,916,000

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		2,193,159,230		2,193,159,230
Other Financial Instruments:
Financial Futures ††	4,916,000			4,916,000

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

NOTES

At November 30, 2016, accumulated net unrealized appreciation on investments was $9,849,012, consisting of $50,914,411 gross unrealized appreciation and $41,065,399 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9%	Rate (%)	Date	Amount ($)		Value ($)
Arizona - .6%
Casa Grande Industrial Development
Authority,
MFHR, Refunding (Center Park
Apartments Project) (LOC; FNMA)	0.61	12/7/16	2,010,000	[a]	2,010,000
Phoenix Industrial Development Authority,
Facilities Revenue (Southwest Human
Development Project) (LOC; Wells
Fargo Bank)	0.65	12/7/16	1,200,000	[a]	1,200,000
					3,210,000
California - 19.4%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (The Grauer Foundation for
Education Project) (LOC; Comerica
Bank)	0.61	12/7/16	2,185,000	[a]	2,185,000
California Educational Facilities Authority,
Revenue, CP (Stanford University)	0.60	2/6/17	17,400,000		17,399,167
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	0.65	12/7/16	5,285,000	[a]	5,285,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	0.70	12/7/16	5,340,000	[a]	5,340,000
California Enterprise Development
Authority,
Recovery Zone Facility Revenue
(Regional Properties, Inc. Project) (LOC;
FHLB)	0.65	12/7/16	10,300,000	[a,b]	10,300,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; Mizuho Bank, Ltd.)	0.60	12/1/16	12,700,000	[a]	12,700,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; TD Bank)	0.60	12/1/16	12,600,000	[a]	12,600,000
California Pollution Control Financing
Authority,
SWDR (Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	0.68	12/7/16	2,900,000	[a]	2,900,000
California Statewide Communities
Development Authority,
MFHR (Pine View Apartments) (LOC;
Citibank NA)	0.64	12/7/16	3,300,000	[a]	3,300,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.65	1/5/17	26,000,000		25,999,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 19.4% (continued)
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and LOC;
FNMA)	0.61	12/7/16	2,000,000	[a]	2,000,000
					100,008,358
Colorado - 3.3%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Telluride Mountain School
Project) (LOC; Wells Fargo Bank)	0.65	12/7/16	1,165,000	[a]	1,165,000
Colorado Health Facilities Authority,
Revenue (Arapahoe House Project)
(LOC; Wells Fargo Bank)	0.65	12/7/16	1,935,000	[a]	1,935,000
Sheridan Redevelopment Agency,
Tax Increment Revenue, Refunding
(South Santa Fe Drive Corridor
Redevelopment Project) (LOC;
JPMorgan Chase Bank)	0.58	12/7/16	4,800,000	[a]	4,800,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.63	12/7/16	9,000,000	[a]	9,000,000
					16,900,000
District of Columbia - .2%
District of Columbia,
Revenue (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	0.65	12/7/16	1,000,000	[a]	1,000,000
Florida - 4.8%
Florida Housing Finance Agency,
MFHR (The Woodlands Apartments
Project) (LOC; Northern Trust
Company)	0.58	12/7/16	4,250,000	[a]	4,250,000
Jacksonville,
Educational Facilities Revenue (Edward
Waters College Project) (LOC; Wells
Fargo Bank)	0.65	12/7/16	3,100,000	[a]	3,100,000
Jacksonville Electric Authority,
Electric System Revenue, CP (Liquidity
Facility; Royal Bank of Canada)	0.72	1/11/17	7,500,000		7,500,000
Jacksonville Electric Authority,
Electric System Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.69	1/10/17	10,000,000		10,000,000
					24,850,000
Illinois - 2.9%
Illinois Finance Authority,
Revenue (Marwen Foundation Project)
(LOC; Northern Trust Company)	0.62	12/7/16	5,080,000	[a]	5,080,000
Illinois Housing Development Authority,
MFHR (Woodlawn Six Apartments)
(LOC; FHLMC)	0.60	12/7/16	7,845,000	[a]	7,845,000
Lake Villa,
Revenue (The Allendale Association
Project) (LOC; Wells Fargo Bank)	0.61	12/7/16	1,880,000	[a]	1,880,000
					14,805,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana - 5.2%
Crawfordsville,
IDR, Refunding (National Service
Industries, Inc. Project) (LOC; Wells
Fargo Bank)	0.65	12/7/16	4,000,000	[a]	4,000,000
Indiana Development Finance Authority,
EDR (Goodwill Industries of Michiana,
Inc. Project) (LOC; PNC Bank NA)	0.63	12/7/16	5,425,000	[a]	5,425,000
Indiana Development Finance Authority,
Educational Facilities Revenue (Brebeuf
Preparatory School Project) (LOC;
JPMorgan Chase Bank)	0.66	12/7/16	3,500,000	[a]	3,500,000
Indiana Finance Authority,
Educational Facilities Revenue
(Lutheran Child and Family Services
Project) (LOC; PNC Bank NA)	0.63	12/7/16	2,370,000	[a]	2,370,000
Indiana Finance Authority,
Educational Facilities Revenue
(Lutheran Child and Family Services
Project) (LOC; PNC Bank NA)	0.63	12/7/16	3,600,000	[a]	3,600,000
Indiana Health Facility Financing
Authority,
Revenue (Anthony Wayne
Rehabilitation Center for Handicapped
and Blind, Inc. Project) (LOC; Wells
Fargo Bank)	0.65	12/7/16	2,050,000	[a]	2,050,000
Saint Joseph County,
Health Care Facility Revenue (South
Bend Medical Foundation Project)
(LOC; PNC Bank NA)	0.63	12/7/16	5,950,000	[a]	5,950,000
					26,895,000
Iowa - .4%
Iowa Finance Authority,
EDR (Iowa West Foundation Project)
(LOC; U.S. Bank NA)	0.59	12/7/16	1,880,000	[a]	1,880,000
Kentucky - .7%
Jefferson County,
Industrial Revenue, Refunding
(Zeochem L.L.C. Project) (LOC; UBS AG)	0.66	12/7/16	3,625,000	[a]	3,625,000
Louisiana - 3.8%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Kenner Theatres, L.L.C.
Project) (LOC; FHLB)	0.60	12/7/16	3,650,000	[a]	3,650,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.54	12/1/16	11,000,000	[a]	11,000,000
New Orleans Industrial Development
Board,
Gulf Opportunity Zone Revenue (521
Tchoupitoulas Street L.L.C. Project)
(LOC; FHLB)	0.59	12/7/16	5,100,000	[a]	5,100,000
					19,750,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 1.2%
Baltimore County,
Revenue (Cross Creek Apartments
Facility) (LOC; PNC Bank NA)	0.58	12/7/16	4,165,000	[a]	4,165,000
Maryland Economic Development
Corporation,
EDR (Prologue, Inc. Project) (LOC; Bank
of America)	0.72	12/7/16	2,145,000	[a]	2,145,000
					6,310,000
Massachusetts - 1.7%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Hillcrest Extended Care
Services Issue) (LOC; Bank of America)	0.62	12/7/16	8,615,000	[a]	8,615,000
Minnesota - 4.2%
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue, CP
(Liquidity Facility; U.S. Bank NA)	0.71	12/2/16	21,700,000		21,700,000
Missouri - 4.5%
Curators of the University of Missouri,
CP	0.65	1/17/17	9,663,000		9,662,433
Saint Louis Industrial Development
Authority,
Health Care Facilities Revenue (Mid-
America Transplant Services Project)
(LOC; BMO Harris Bank NA)	0.60	12/1/16	13,615,000	[a]	13,615,000
					23,277,433
New Jersey - 2.5%
New Jersey Economic Development
Authority,
EDR (Community Options, Inc. Project)
(LOC; Wells Fargo Bank)	0.70	12/7/16	400,000	[a]	400,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Nursing and
Rehabilitation, Inc.) (LOC; JPMorgan
Chase Bank)	0.63	12/7/16	280,000	[a]	280,000
Tender Option Bond Trust Receipts (Series
2016-XF2370),
(New Jersey Transportation Trust Fund
Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	0.70	12/7/16	3,670,000	[a,b,c]	3,670,000
Tender Option Bond Trust Receipts (Series
2016-ZF0468),
(New Jersey Transportation Trust Fund
Authority (Transportation System))
(LOC; Royal Bank of Canada)	0.62	12/7/16	7,500,000	[a,b,c]	7,500,000
Tender Option Bond Trust Receipts (Series
2016-ZF0470),
(New Jersey Turnpike Authority,
Turnpike Revenue) (LOC; Royal Bank of
Canada)	0.62	12/7/16	1,200,000	[a,b,c]	1,200,000
					13,050,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 19.7%
Metropolitan Transportation Authority,
Transportation Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.60	12/1/16	25,000,000	[a]	25,000,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.60	12/1/16	25,000,000	[a]	25,000,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue
(WytheHotel Project) (LOC; M&T Trust)	0.72	12/7/16	3,700,000	[a]	3,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale	0.60	12/1/16	25,075,000	[a]	25,075,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue (LOC;
Morgan Stanley Bank)	0.58	12/1/16	16,800,000	[a]	16,800,000
Tender Option Bond Trust Receipts (Series
2016-XF2360),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank NA)	0.59	12/7/16	700,000[a,b,c]		700,000
Tompkins County Industrial Development
Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	0.65	12/7/16	5,300,000	[a]	5,300,000
					101,575,000
Ohio - 1.7%
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC; PNC
Bank NA)	0.63	12/7/16	2,845,000	[a]	2,845,000
Salem,
Civic Facility Revenue (Community
Center, Inc. Project) (LOC; PNC Bank
NA)	0.63	12/7/16	5,670,000	[a]	5,670,000
					8,515,000
Pennsylvania - .2%
Pennsylvania Economic Development
Financing Authority,
EDR (Homewood Retirement Centers
Project) (LOC; M&T Bank)	0.75	12/7/16	800,000	[a]	800,000
South Carolina - .4%
South Carolina Jobs-Economic
Development Authority,
EDR (YMCA of Coastal Carolina Project)
(LOC; Wells Fargo Bank)	0.65	12/7/16	2,290,000	[a]	2,290,000
Tennessee - .3%
Hawkins County Industrial Development
Board,
IDR, Refunding (Leggett and Platt, Inc.
Project) (LOC; Wells Fargo Bank)	0.80	12/7/16	1,750,000	[a]	1,750,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 8.2%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.64	12/7/16	25,000,000	[a]	25,000,000
Houston,
CP (Liquidity Facility; Sumitomo Mitsui
Banking Corporation)	0.81	12/13/16	5,000,000		5,000,000
Mission Economic Development
Corporation,
SWDR (IESI TX Corporation Project)
(LOC; Bank of America)	0.61	12/7/16	2,100,000	[a]	2,100,000
University of Houston,
University Revenue, CP	0.67	2/6/17	10,000,000		10,000,000
					42,100,000
Utah - .5%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	0.65	12/7/16	2,370,000	[a]	2,370,000
Vermont - .2%
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; Wells Fargo Bank)	0.71	12/7/16	935,000	[a]	935,000
Virginia - .5%
Fairfax County Industrial Development
Authority,
Revenue (Fairfax Hospital System, Inc.)
(LOC; Northern Trust Company)	0.63	12/7/16	2,600,000	[a]	2,600,000
Washington - 1.6%
Squaxin Island Tribe,
Tribal Infrastructure Revenue (LOC;
Bank of America)	0.63	12/7/16	8,365,000	[a]	8,365,000
Wisconsin - 11.2%
Appleton,
Recovery Zone Facility Revenue
(Foremost Farms Project) (LOC;
CoBank ACB)	0.59	12/7/16	22,300,000	[a]	22,300,000
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	0.65	12/7/16	3,250,000	[a]	3,250,000
Public Finance Authority of Wisconsin,
Midwestern Disaster Area Revenue
(RPD Holdings, LLC and HGI Wisconsin,
LLC Project) (LOC; AgriBank FCB)	0.58	12/7/16	9,000,000	[a]	9,000,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Goodwill Industries of North
Central Wisconsin, Inc.) (LOC; Wells
Fargo Bank)	0.65	12/7/16	5,735,000	[a]	5,735,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 11.2% (continued)
Wisconsin Health and Educational
Facilities Authority,
Revenue (University of Wisconsin
Medical Foundation, Inc.) (LOC;
JPMorgan Chase Bank)	0.58	12/7/16	17,470,000 [a]	17,470,000
				57,755,000

Total Investments (cost $514,930,791)			99.9%	514,930,791
Cash and Receivables (Net)			0.1%	667,051
Net Assets			100.0%	515,597,842

a	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities amounted to $23,370,000 or 4.53% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	514,930,791
Level 3 - Significant Unobservable Inputs	-
Total	514,930,791

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .4%
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	3,500,000		3,719,975
Alaska - 1.2%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project) (Insured;
Assured Guaranty Municipal Corp.)	6.00	7/1/17	5,730,000		5,894,222
Anchorage,
GO (Schools)	5.00	9/1/17	4,000,000		4,119,920
Valdez,
Marine Terminal Revenue (BP Pipelines
(Alaska) Inc. Project)	5.00	1/1/18	3,000,000		3,109,020
					13,123,162
Arizona - 1.0%
Maricopa County,
COP (Lease Purchase Agreement)	5.00	7/1/18	5,000,000		5,287,000
Maricopa County Pollution Control
Corporation,
PCR (Arizona Public Service Company
Palo Verde Project)	1.75	5/30/18	5,000,000		5,022,150
					10,309,150
California - 9.8%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	1.50	4/2/18	8,160,000		8,172,485
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		5,673,400
California Health Facilities Financing
Authority,
Revenue (Lucile Salter Packard
Children's Hospital at Stanford)
(Prerefunded)	1.45	3/15/17	2,400,000	[a]	2,404,152
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	1.25	10/1/20	5,000,000		4,846,350
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	10/17/17	1,390,000		1,437,246
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	1.00	8/15/19	10,000,000		9,801,200
California Municipal Finance Authority,
SWDR (Waste Management, Inc.
Project)	1.13	2/1/17	5,350,000		5,350,535
California Pollution Control Finance
Authority,
SWDR (USA Waste Services, Inc.
Project)	1.50	6/1/18	1,500,000		1,499,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 9.8% (continued)
California State University Trustees,
Systemwide Revenue	3.00	11/1/19	1,690,000		1,744,469
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	5/1/17	3,500,000		3,558,730
Chula Vista,
IDR (San Diego Gas and Electric
Company)	1.65	7/1/18	20,130,000		20,138,052
Escondido Union School District,
GO	4.00	8/1/18	1,000,000		1,027,960
Escondido Union School District,
GO	4.00	8/1/20	1,250,000		1,322,200
Hayward Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	8/1/20	12,500,000	[a,b]	3,740,625
Hayward Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	8/1/20	7,000,000	[a,b]	1,947,750
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier Senior Sales
Tax Revenue	5.00	7/1/19	9,565,000		10,431,398
Simi Valley Unified School District,
GO	5.00	8/1/19	1,000,000		1,069,860
Simi Valley Unified School District,
GO	5.00	8/1/20	1,000,000		1,090,290
Simi Valley Unified School District,
GO	5.00	8/1/21	1,000,000		1,107,870
South Monterey County Joint Union High
School District,
GO	5.00	8/1/19	1,665,000		1,801,996
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/18	2,750,000		2,922,068
Sulphur Springs Union School District,
GO, BAN (Escrowed to Maturity)	0.00	1/1/18	2,750,000	[b]	2,714,195
Sulphur Springs Union School District,
GO, BAN (Escrowed to Maturity)	0.00	7/1/19	5,000,000	[b]	4,785,850
University of California Regents,
General Revenue	1.40	5/15/21	5,000,000		4,867,150
					103,454,901
Colorado - 2.4%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Johnson and Wales University
Project)	5.00	4/1/20	1,300,000		1,423,682
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	1.88	11/6/19	5,000,000		4,970,650
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		1,850,204
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,152,424

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 2.4% (continued)
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	2.30	9/1/17	8,000,000	[c]	7,996,400
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/18	5,000,000		5,269,450
					25,662,810
Connecticut - 2.5%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,077,780
Connecticut,
GO	1.30	6/15/18	11,495,000	[c]	11,527,646
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	1.38	7/11/18	7,500,000		7,484,550
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	1.20	2/1/19	5,000,000		4,970,600
					26,060,576
Florida - 3.5%
Citizens Property Insurance Corporation,
High-Risk Account Senior Secured
Revenue	5.25	6/1/17	5,470,000		5,586,183
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/19	3,685,000		3,979,837
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	3,000,000		3,302,610
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000		3,930,806
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/20	4,000,000		4,462,040
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	4.00	11/1/17	3,205,000		3,289,163
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/18	5,000,000		5,257,650
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/19	2,000,000		2,120,560
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/20	2,000,000		2,142,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 3.5% (continued)
Putnam County Development Authority,
PCR (Seminole Electric Cooperative,
Inc. Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000		2,369,453
					36,441,122
Georgia - 2.8%
Atlanta,
Airport General Revenue	5.00	1/1/17	1,000,000		1,003,420
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000		1,038,660
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	5,000,000		5,037,300
Georgia Municipal Association, Inc.,
Installment Sale Program, COP (City
Court of Atlanta Project)	5.00	12/1/19	2,270,000		2,478,613
Gwinnett County School District,
Sales Tax GO	5.00	8/1/21	11,340,000		12,934,291
Monroe County Development Authority,
PCR (Gulf Power Company Plant
Scherer Project)	2.00	6/21/18	7,000,000		7,054,320
					29,546,604
Illinois - 7.3%
Central Lake County Joint Action Water
Agency,
Water Revenue	4.00	5/1/17	5,430,000		5,500,373
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	4,000,000		4,013,040
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	4,000,000		4,013,040
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	1,435,000		1,439,678
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/18	6,000,000		6,212,100
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/19	5,000,000		5,018,000
Chicago,
Second Lien Water Revenue	5.00	11/1/19	3,250,000		3,502,980
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	4.55	3/1/17	5,000,000	[c]	4,996,300
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	2,345,000		2,241,328
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	5,020,000		4,654,142

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 7.3% (continued)
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/18	1,455,000		1,489,920
Illinois,
GO	5.00	7/1/17	3,150,000		3,203,802
Illinois,
GO	4.00	7/1/18	5,000,000		5,102,500
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/18	1,960,000		1,992,399
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000		10,498,600
Illinois Department of Employment
Security,
Unemployment Insurance Fund
Building Receipts Revenue	5.00	6/15/17	2,000,000		2,014,300
Illinois Development Finance Authority,
Revenue (Saint Vincent de Paul Center
Project)	1.88	3/1/19	3,500,000		3,507,840
Illinois Finance Authority,
Clean Water Initiative Revolving Fund
Revenue	5.00	7/1/17	2,000,000		2,048,400
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000		2,140,060
Springfield,
Senior Lien Electric Revenue	5.00	3/1/17	3,040,000		3,070,491
					76,659,293
Indiana - 1.7%
Indiana Finance Authority,
EIR (Southern Indiana Gas and Electric
Company Project)	1.95	9/14/17	2,500,000		2,517,350
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.85	10/1/19	10,000,000		9,929,700
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.30	12/2/19	5,000,000	[c]	4,944,800
					17,391,850
Kentucky - 2.4%
Kentucky Property and Buildings
Commission,
Revenue (Project Number 99)	5.00	11/1/17	4,200,000		4,349,520
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		10,223,000
Louisville/Jefferson County Metro
Government,
PCR (Louisville Gas and Electric
Company Project)	1.65	4/3/17	4,940,000		4,946,916
University of Kentucky,
General Receipts Bonds	5.25	10/1/19	5,565,000		6,135,635
					25,655,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 1.8%
East Baton Rouge Sewerage Commission,
Revenue	0.87	8/1/18	7,210,000	[c]	7,176,257
England District Sub-District Number 1,
Revenue (State of Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,136,538
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/18	5,000,000		5,261,750
Louisiana Public Facilities Authority,
Revenue (Hurricane Recovery
Program)	5.00	6/1/20	2,800,000		3,082,940
					18,657,485
Maryland - .9%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Western Maryland Health
System Issue)	5.00	7/1/17	4,295,000		4,390,778
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,001,950
					9,392,728
Massachusetts - 1.6%
Massachusetts,
GO (Consolidation Loan)	1.05	7/1/20	10,000,000		9,686,300
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	4.00	7/1/18	2,780,000		2,868,988
Massachusetts Health and Educational
Facilities Authority,
Revenue (University of Massachusetts
Issue)	1.15	4/1/19	4,000,000		3,964,080
					16,519,368
Michigan - 4.9%
Michigan,
Grant Anticipation Bonds	5.00	3/15/20	3,700,000		4,069,889
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/20	2,250,000		2,510,843
Michigan Finance Authority,
Hospital Project Revenue (Ascension
Senior Credit Group)	1.10	8/15/19	3,000,000		2,950,590
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	4.00	10/1/17	1,155,000		1,181,022
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	5.00	10/1/18	2,280,000		2,419,878
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,500,000		1,581,000

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 4.9% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000	1,054,000
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
General Obligation Local Project Bonds)	5.00	5/1/17	18,105,000	18,394,137
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/20	5,525,000	6,023,963
Michigan Hospital Finance Authority,
Project Revenue (Ascension Health
Senior Credit Group)	1.50	3/1/17	10,000,000	10,010,800
Michigan Strategic Fund,
LOR (The Detroit Edison Company
Pollution Control Bonds Project)	1.45	9/1/21	1,000,000	957,640
				51,153,762
Minnesota - .4%
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.00	11/15/18	1,755,000	1,844,751
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.00	11/15/18	2,050,000	2,154,837
				3,999,588
Mississippi - .1%
Mississippi Business Finance Corporation,
SWDR (Waste Management, Inc.
Project)	1.38	3/1/17	800,000	800,368
Missouri - .3%
Missouri State Environmental
Improvement and Energy Resources
Authority,
EIR (Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,445,968
Nebraska - 1.5%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	14,625,000	15,700,522
Nevada - 2.2%
Clark County,
Airport System Junior Subordinate Lien
Revenue	5.00	7/1/17	16,860,000	17,225,862
Washoe County,
Gas Facilities Revenue (Sierra Pacific
Power Company Projects)	1.50	6/3/19	5,500,000	5,434,880
				22,660,742

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Hampshire - .1%
New Hampshire Business Finance
Authority,
SWDR (Waste Management, Inc.
Project)	2.13	6/1/18	1,000,000		1,008,480
New Jersey - 3.8%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	6,500,000		6,758,960
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/20	2,000,000		2,138,320
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/17	1,275,000		1,285,468
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	12/15/18	1,500,000		1,579,260
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/19	10,700,000		11,267,528
New Jersey Sports and Exposition
Authority,
State Contract Bonds	5.00	9/1/18	3,950,000		4,136,835
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.75	6/15/17	2,500,000		2,554,525
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
XLCA)	5.00	12/15/17	2,500,000		2,578,800
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/21	5,000,000		5,191,700
New Jersey Water Supply Authority,
Manasquan Reservoir Water Supply
System Revenue	5.00	8/1/19	2,670,000		2,909,285
					40,400,681
New Mexico - .3%
New Mexico Finance Authority,
Subordinate Lien Public Project
Revolving Fund Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	6/15/18	2,605,000		2,664,134
New York - 11.4%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)	5.00	7/15/17	155,000		158,480
Harrisville Central School District,
GO Notes, BAN	1.50	7/19/17	3,500,000		3,502,275
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/17	3,830,000		3,893,770
Long Island Power Authority,
Electric System General Revenue	1.02	11/1/18	10,000,000	[c]	10,001,000
Metropolitan Transportation Authority,
Transportation Revenue	5.00	2/15/20	10,000,000		10,886,800

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 11.4% (continued)
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		10,771,600
New York City,
GO	5.00	8/1/17	9,545,000		9,804,910
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.56	8/1/17	5,000,000	[c]	5,005,350
New York City Housing Development
Corporation,
MFHR (Sustainable Neighborhood
Bonds)	1.38	5/1/20	5,000,000		4,895,050
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; National Public
Finance Guarantee Corp.)	2.31	3/1/23	2,000,000	[c]	1,902,800
New York State Environmental Facilities
Corporation,
SWDR (Waste Management, Inc.
Project)	2.75	7/1/17	2,000,000		2,016,860
New York State Housing Finance Agency,
Affordable Housing Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	1.00	11/1/19	3,465,000		3,402,006
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	20,475,000		22,090,068
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 146th Series)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/17	2,000,000		2,003,680
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/17	2,000,000		2,056,320
Suffolk County,
GO, RAN	2.00	3/24/17	5,800,000		5,817,226
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.94	12/1/18	15,000,000	[c]	14,964,750
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels) (Insured; Assured
Guaranty Municipal Corp.)	0.99	1/1/19	250,000	[c]	249,870
Yonkers,
GO	3.00	8/1/17	2,045,000		2,070,031
Yonkers,
GO	4.00	8/1/18	3,130,000		3,256,796
Yonkers,
GO	4.00	9/1/18	1,230,000		1,283,111
					120,032,753
North Carolina - .3%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Wake
Forest Baptist Obligated Group)	1.29	12/1/17	2,300,000	[c]	2,294,664

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina - .3% (continued)
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/20	890,000	961,289
				3,255,953
Ohio - 1.3%
Franklin County,
Revenue (CHE Trinity Health Credit
Group)	0.75	3/1/17	5,000,000	5,000,000
Hamilton County,
Sales Tax Revenue	4.00	12/1/20	1,280,000	1,382,438
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of Greater
Cincinnati)	5.00	12/1/17	3,850,000	4,005,578
Indian Hill Exempted Village School
District,
GO Unlimited Tax School Facilities
Improvement Bonds	4.00	12/1/19	1,220,000	1,306,986
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000	2,003,964
				13,698,966
Oklahoma - .3%
Oklahoma County Independent School
District Number 12,
GO Combined Purpose Bonds (Edmond
School District)	2.00	8/1/19	3,020,000	3,047,724
Pennsylvania - 7.6%
Delaware River Port Authority,
Port District Project Revenue	5.00	1/1/18	1,080,000	1,116,094
Lehigh County Industrial Development
Authority,
PCR (PPL Electric Utilities Corporation
Project)	0.90	8/15/17	6,000,000	5,993,340
Pennsylvania,
GO	5.00	10/15/17	6,450,000	6,671,622
Pennsylvania,
GO	5.00	8/15/19	4,995,000	5,422,472
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	4.00	6/30/18	4,000,000	4,137,360
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/19	2,500,000	2,692,475
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/19	2,000,000	2,166,020

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 7.6% (continued)
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/20	2,000,000		2,172,520
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,035,100
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	3,720,000		4,046,058
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	1.35	12/1/18	5,000,000	[c]	4,999,550
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		6,738,124
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	8/1/17	3,690,000		3,788,006
Philadelphia School District,
GO	5.00	9/1/18	5,350,000		5,624,401
Pittsburgh,
GO	5.00	9/1/18	7,000,000		7,433,370
Pittsburgh and Allegheny County Sports
and Exhibition Authority,
Regional Asset District Sales Tax
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000		2,644,521
State Public School Building Authority,
Revenue (Albert Gallatin Area School
District Project)	1.16	9/1/18	2,665,000	[c]	2,661,962
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	6/1/17	1,500,000		1,526,280
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000		5,147,023
					80,016,298
Rhode Island - .6%
Rhode Island Commerce Corporation,
Grant Anticipation Bonds (Rhode Island
Department of Transportation)	5.00	6/15/19	2,000,000		2,158,140
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/18	1,250,000		1,313,113
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/19	1,500,000		1,612,305
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/20	1,500,000		1,641,765
					6,725,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina - 1.3%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/18	5,000,000	5,363,000
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/19	8,000,000	8,788,560
				14,151,560
Tennessee - 1.5%
Memphis-Shelby County Airport Authority,
Airport Revenue	5.00	7/1/17	4,905,000	5,012,321
Memphis-Shelby County Airport Authority,
Airport Revenue	5.38	7/1/18	3,175,000	3,353,181
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (Ascension Senior Credit
Group)	1.55	11/3/20	7,500,000	7,331,475
				15,696,977
Texas - 13.0%
Alvin Independent School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	0.95	8/15/18	5,000,000	4,949,100
Alvin Independent School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/14/19	4,000,000	4,143,400
Clear Creek Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	8/15/18	2,000,000	1,999,940
Corpus Christi,
General Improvement Bonds	4.00	3/1/19	2,000,000	2,106,240
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.05	8/15/17	6,880,000	6,866,722
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/15/17	7,500,000	7,611,150
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/19	2,000,000	2,153,160
Dallas Independent School District,
Limited Maintenance Tax Notes	1.50	8/15/18	4,050,000	4,055,427
Dallas Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/21	3,000,000	3,339,930

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 13.0% (continued)
Eagle Mountain-Saginaw Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/19	9,925,000	10,019,486
Fort Bend Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	0.90	8/1/18	5,500,000	5,456,055
Harris County Cultural Education Facilities
Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/18	1,550,000	1,656,950
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	4.88	9/1/17	5,000,000	5,015,650
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/17	4,000,000	4,111,320
Lamar Consolidated Independent School
District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	1.05	8/15/18	14,300,000	14,210,053
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Construction Revenue
(CHF - Collegiate Housing Commerce,
L.L.C. - Texas A&M University -
Commerce Project)	1.00	2/1/18	1,460,000	1,455,284
North Central Texas Health Facilities
Development Corporation,
HR (Children's Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000	1,028,480
North Harris County Regional Water
Authority,
Senior Lien Revenue	5.00	12/15/19	1,150,000	1,262,217
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	6/1/18	9,550,000	9,549,427
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	6/1/21	10,000,000	9,953,700
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Programs)	1.75	6/1/22	5,000,000	4,806,350
Round Rock Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.50	8/1/21	10,000,000	9,641,100
San Antonio,
Electric and Gas Systems Revenue	5.00	2/1/21	3,400,000	3,822,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 13.0% (continued)
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	2.00	8/1/17	8,710,000		8,757,034
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	2.00	8/1/18	2,810,000		2,839,393
Texas Department of Housing and
Community Affairs,
MFHR (Fifty Oaks and Edinburg Village
Apartments)	0.65	8/1/17	2,100,000		2,094,750
Texas Municipal Gas Acquisition and
Supply Corporation I,
Gas Supply Senior Lien Revenue	5.25	12/15/18	3,325,000		3,542,389
					136,447,123
Virginia - 1.8%
Greater Richmond Convention Center
Authority,
Hotel Tax Revenue	5.00	6/15/17	2,280,000		2,328,496
Greater Richmond Convention Center
Authority,
Hotel Tax Revenue	5.00	6/15/18	1,750,000		1,846,233
Peninsula Ports Authority of Virginia,
Coal Terminal Revenue (Dominion
Terminal Associates Project - Dominion
Energy Terminal Company Issue)	1.55	10/1/19	2,750,000		2,708,090
York County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	1.88	5/16/19	12,075,000		12,123,541
					19,006,360
Washington - 4.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,290,597
Port of Seattle,
Passenger Facility Charge Revenue	5.00	12/1/21	5,000,000		5,584,300
Seattle,
Municipal Light and Power Revenue	1.23	11/1/18	7,500,000	[c]	7,499,775
Seattle,
Water System Improvement Revenue	5.00	5/1/20	4,000,000		4,439,480
Washington,
COP (State and Local Agency Personal
Property)	4.00	7/1/20	1,000,000		1,073,530
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	7/1/20	4,815,000		5,360,106
Washington,
GO (Various Purpose)	5.00	7/1/20	8,325,000		9,267,473
Washington,
GO (Various Purpose)	5.00	7/1/21	9,440,000		10,710,435
					50,225,696
West Virginia - .2%
West Virginia Economic Development
Authority,
Solid Waste Disposal Facilities Revenue
(Appalachian Power Company - Amos
Project)	1.70	9/1/20	2,500,000		2,421,975

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin - 1.8%
La Crosse County,
GO, BAN	1.00	10/15/17	6,200,000		6,193,614
Muskego,
GO Promissory Notes	2.25	9/1/18	1,500,000		1,511,640
Stanley,
Sewerage System Revenue, BAN	2.25	3/1/18	4,725,000		4,760,059
Wisconsin,
COP (Master Lease Certificates)	4.00	3/1/19	2,340,000		2,458,076
Wisconsin,
COP (Master Lease Certificates)	5.00	3/1/20	2,280,000		2,496,326
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,551,480
					18,971,195
U.S. Related - .1%
Puerto Rico Highways and Transportation
Authority,
Transportation Revenue	5.00	7/1/17	2,885,000	[d]	807,800
Total Long-Term Municipal Investments
(cost $1,050,792,392)					1,038,934,043
Short-Term Municipal Investments - .9%
Colorado - .4%
Colorado,
General Fund TRAN	3.00	6/27/17	4,150,000		4,202,829
Iowa - .0%
Iowa Higher Education Loan Authority,
Private College Faciliity Revenue,
Refunding (Des Moines University
Project) (LOC; BMO Harris Bank NA)	0.59	12/1/16	400,000	[e]	400,000
Missouri - .2%
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Drury
College) (LOC; PNC Bank NA)	0.59	12/1/16	2,300,000	[e]	2,300,000
New York - .3%
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.57	12/1/16	400,000	[e]	400,000
New York State Housing Finance Agency,
Housing Revenue (Maestro West
Chelsea) (LOC; Wells Fargo Bank)	0.56	12/7/16	2,300,000	[e]	2,300,000
					2,700,000
Total Short-Term Municipal Investments
(cost $9,600,973)					9,602,829

Total Investments (cost $1,060,393,365)			99.8%		1,048,536,872
Cash and Receivables (Net)			0.2%		2,292,057
Net Assets			100.0%		1,050,828,929

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Non-income producing—security in default.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2016, accumulated net unrealized depreciation on investments was $11,856,493, consisting of $652,500 gross unrealized appreciation and $12,508,993 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8%	Rate (%)	Date	Amount ($)		Value ($)
Illinois - .7%
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,150,000		1,178,796
Michigan - .7%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,150,000		1,271,302
New Jersey - 2.0%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,000,000		1,076,580
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	1,265,000		1,398,597
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,000,000		1,034,950
					3,510,127
New York - 92.7%
Albany County Airport Authority,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/23	1,500,000		1,646,295
Albany Industrial Development Agency,
Civic Facility Revenue (Saint Peter's
Hospital of the City of Albany Project)
(Prerefunded)	5.75	11/15/17	2,500,000	[a]	2,616,225
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000		1,262,153
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/35	2,000,000		2,028,240
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/27	2,000,000		2,313,940
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured
Revenue	5.00	12/1/24	1,000,000		1,140,050
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/33	725,000		819,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 92.7% (continued)
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/34	730,000		822,002
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/35	2,900,000		3,259,716
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,102,270
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,117,900
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/24	1,270,000		1,470,139
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/30	1,000,000		1,131,220
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.25	11/15/28	3,000,000		3,583,050
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	60,000		65,755
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/24	1,465,000		1,690,669
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/28	2,375,000		2,697,026
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/29	2,000,000		2,278,360
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	5,000	[a]	5,494
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	235,000	[a]	258,202
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	2,200,000		2,338,072
Monroe County Industrial Development
Corporation,
Revenue (Saint John Fisher College
Project)	5.00	6/1/17	1,740,000		1,770,241
Nassau County,
GO	5.00	10/1/20	2,000,000		2,169,180
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	1,500,000		1,672,140
Nassau County,
GO (General Improvement Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/23	1,100,000		1,265,077
Nassau County,
GO (General Improvement Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/27	1,190,000		1,400,808
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	145,000		152,994
Nassau County Sewer and Storm Water
Finance Authority,
System Revenue (Insured; Berkshire
Hathaway Assurance Corporation)
(Prerefunded)	5.38	11/1/18	1,000,000	[a]	1,080,300

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 92.7% (continued)
New York City,
GO	5.00	8/1/20	750,000	834,360
New York City,
GO	5.00	8/1/23	1,050,000	1,218,000
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,000,000	1,110,350
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/44	2,110,000	2,326,718
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,750,000	1,876,472
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	1,000,000	1,186,280
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/29	2,000,000	2,262,400
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/31	1,980,000	2,201,107
New York City Trust for Cultural
Resources,
Revenue (Lincoln Center for the
Performing Arts, Inc.)	5.00	12/1/26	1,075,000	1,251,182
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/34	2,000,000	2,125,760
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/39	2,500,000	2,655,625
New York City Trust for Cultural
Resources,
Revenue (Wildlife Conservation
Society)	5.00	8/1/31	1,480,000	1,687,407
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	1,000,000	1,040,670
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/29	1,000,000	1,130,040
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	615,000	684,932

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 92.7% (continued)
New York Liberty Development
Corporation,
Liberty Revenue, Series 1 World Trade
Center - 2011 (Secured by Port
Authority Consolidated Bonds)	5.00	12/15/41	1,205,000		1,334,200
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,500,000	[b]	1,524,480
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue	5.00	4/1/21	2,560,000		2,835,686
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000		1,543,177
New York State Dormitory Authority,
Consolidated Revenue (City University
System) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/18	695,000		727,408
New York State Dormitory Authority,
Mental Health Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal Corp.)
(Escrowed to Maturity)	5.00	2/15/17	5,000		5,044
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	2,500,000		2,769,350
New York State Dormitory Authority,
Revenue (Convent of the Sacred Heart)
(Insured; Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000		1,133,850
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/23	1,000,000		1,144,410
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	3,000,000		3,276,180
New York State Dormitory Authority,
Revenue (New York State Department
of Health)	5.00	7/1/25	1,000,000		1,165,630
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/31	2,000,000		2,279,640
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	2,155,000		2,415,108
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	650,000		723,456
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/43	2,400,000		2,653,152
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	1,000,000		1,104,400
New York State Dormitory Authority,
Revenue (School Districts Revenue
Financing Program)	5.00	10/1/18	1,540,000		1,641,563
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/32	1,530,000		1,700,090
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	3,000,000		3,231,210

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 92.7% (continued)
New York State Dormitory Authority,
Revenue (Upstate Community Colleges)
(Insured; National Public Finance
Guarantee Corp.)	5.50	7/1/23	565,000	673,390
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/20	1,000,000	1,104,250
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/20	1,000,000	1,106,450
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/28	1,000,000	1,181,310
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	1,500,000	1,710,345
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/21	1,000,000	1,128,640
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/26	1,500,000	1,757,655
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/33	1,215,000	1,385,379
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000	1,967,420
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program) (Green Bonds)	5.00	5/15/26	2,700,000	3,184,947
New York State Medical Care Facilities
Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	100,000	100,458
New York State Thruway Authority,
General Revenue	5.00	1/1/32	1,000,000	1,116,000
New York State Thruway Authority,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/31	2,000,000	2,260,740
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	1,000,000	1,078,880
New York State Urban Development
Corporation,
Service Contract Revenue	5.00	1/1/20	2,075,000	2,277,375
New York State Urban Development
Corporation,
Service Contract Revenue	5.25	1/1/24	2,375,000	2,522,939
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	1,410,000	1,639,477
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/25	1,000,000	1,185,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 92.7% (continued)
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	1,000,000	1,142,540
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project) (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/37	2,000,000	1,950,560
Onondaga County Trust for Cultural
Resources,
Revenue (Syracuse University Project)	5.00	12/1/19	2,500,000	2,745,125
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	11/1/19	2,000,000	2,121,020
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	3/15/21	1,330,000	1,457,746
Oyster Bay,
Public Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	8/15/22	1,715,000	1,899,963
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 189th Series)	5.00	5/1/30	1,000,000	1,143,810
Rockland County,
GO (Insured; Build America Mutual
Assurance Company)	5.00	6/1/23	575,000	654,718
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/21	1,585,000	1,816,568
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/23	2,000,000	2,367,700
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,060,000	1,236,787
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000	1,127,640
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/24	2,205,000	2,537,779
Suffolk County Water Authority,
Water System Revenue	4.00	6/1/30	1,895,000	2,005,630
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/25	1,000,000	1,166,810
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	6/15/26	2,000,000	2,344,040
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/20	1,400,000	1,548,806
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/24	1,500,000	1,657,890

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 92.7% (continued)
Westchester County Local Development
Corporation,
Revenue (Westchester Medical Center
Obligated Group Project)	5.00	11/1/28	1,000,000	1,098,890
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/21	2,640,000	2,978,501
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/26	1,000,000	1,140,160
				163,480,906
U.S. Related - 2.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000	1,084,820
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	2,500,000	2,680,775
Puerto Rico Housing Finance Authority,
Capital Fund Program Revenue (Puerto
Rico Housing Administration Projects)	5.00	12/1/18	260,000	266,009
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	1,200,000	649,392
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000 [c]	166,955
				4,847,951
Total Long-Term Municipal Investments
(cost $173,917,273)				174,289,082
Short-Term Municipal Investment - .1%
New York - .1%
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Bank of Montreal)
(cost $100,000)	0.58	12/1/16	100,000 [d]	100,000
Total Investments (cost $174,017,273)			98.9%	174,389,082
Cash and Receivables (Net)			1.1%	1,980,892
Net Assets			100.0%	176,369,974

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $1,524,480 or .86% of net assets.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	24	(2,840,625)	December 2016	68,813
Ultra 10 Year U.S. Treasury Notes	36	(4,859,438)	December 2016	336,656
Gross Unrealized Appreciation				405,469

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		174,389,082		174,389,082
Other Financial Instruments:
Financial Futures ††	405,469			405,469

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

NOTES

At November 30, 2016, accumulated net unrealized appreciation on investments was $371,809, consisting of $4,183,321 gross unrealized appreciation and $3,811,512 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama - 1.5%
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.50	1/1/21	3,500,000	3,515,085
Florida - .7%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000	1,803,514
Illinois - 2.0%
Chicago,
GO	5.00	1/1/24	500,000	498,535
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,285,000	1,317,176
Illinois,
GO	5.25	2/1/29	2,000,000	2,053,700
Illinois,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	8/1/17	1,000,000	1,026,320
				4,895,731
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,850,000	2,045,138
New Jersey - 2.9%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/27	2,000,000	2,056,780
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,250,000	1,345,725
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,000,000	2,211,220
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/24	1,250,000	1,293,687
				6,907,412
New York - 2.8%
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/29	1,550,000	1,765,729
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/46	1,550,000	1,647,278

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 2.8% (continued)
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,750,000	[a]	1,778,560
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/28	1,250,000		1,476,637
					6,668,204
Pennsylvania - 85.4%
Allegheny County Higher Education
Building Authority,
Revenue (Duquesne University)	5.00	3/1/26	750,000		867,008
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		5,642,250
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/23	1,345,000		1,497,779
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/25	1,250,000		1,374,175
Berks County Municipal Authority,
Revenue (The Reading Hospital and
Medical Center Project)	5.00	11/1/19	2,000,000		2,189,560
Boyertown Area School District,
GO	5.00	10/1/34	1,060,000		1,161,325
Boyertown Area School District,
GO	5.00	10/1/35	1,425,000		1,558,323
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/23	1,260,000		1,442,120
Chester County,
GO	5.00	7/15/25	1,005,000		1,093,671
Chester County,
GO (Prerefunded)	5.00	7/15/19	2,055,000	[b]	2,244,265
Cumberland Valley School District,
GO	5.00	11/15/26	1,100,000		1,246,828
Dauphin County General Authority,
Health System Revenue (Pinnacle
Health Systems Project)	5.00	6/1/29	2,500,000		2,855,050
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/30	1,000,000		1,117,630
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,381,249
Erie County,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/22	1,640,000		1,920,555
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000		3,497,803
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/31	1,250,000		1,399,862
Lancaster County Solid Waste Management
Authority,
Guaranteed Authority Bonds (Dauphin
County Guaranty)	5.00	12/15/33	1,895,000		2,083,420
Lower Paxton Township,
GO	5.00	4/1/42	1,000,000		1,097,620

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 85.4% (continued)
Monroeville Finance Authority,
Revenue (University of Pennsylvania
Medical Center)	5.00	2/15/26	2,135,000		2,487,467
Montgomery County,
GO	5.00	12/15/24	2,045,000		2,243,651
Montgomery County,
GO	4.00	4/1/28	1,500,000		1,593,240
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	[b]	110,536
Montgomery County Industrial
Development Authority,
FHA Insured Mortgage Revenue (New
Regional Medical Center Project)
(Prerefunded)	5.50	8/1/20	995,000	[b]	1,131,395
Montgomery County Industrial
Development Authority,
Health System Revenue (Albert Einstein
Healthcare Network Issue)	5.00	1/15/20	1,000,000		1,074,790
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,500,000		2,667,650
Northhampton County General Purpose
Authority,
College Revenue (Lafayette College)	5.00	11/1/43	3,500,000		3,853,955
Pennsylvania,
GO	5.00	7/1/20	5,000,000		5,503,750
Pennsylvania,
GO	5.00	10/15/23	1,000,000		1,147,790
Pennsylvania,
GO	5.00	3/15/28	2,200,000		2,490,708
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/22	3,060,000		3,491,858
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,078,800
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,650,432
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place Project)	5.00	3/1/25	1,000,000		1,118,240
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000		2,813,160
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,035,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 85.4% (continued)
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	4,000,000	4,350,600
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	2,000,000	2,190,380
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Drexel University)	5.00	5/1/31	775,000	862,312
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Saint Joseph's University)	5.00	11/1/25	2,010,000	2,221,251
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/22	1,500,000	1,701,765
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.25	6/15/24	5,000,000	5,664,950
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/26	1,000,000	1,098,960
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/30	1,875,000	2,060,831
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Temple University)	5.00	4/1/26	1,000,000	1,120,160
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Trustees of the
University of Pennsylvania) (Escrowed
to Maturity)	5.00	9/1/19	5,090,000	5,578,182
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,579,609
Pennsylvania Industrial Development
Authority,
EDR	5.00	7/1/21	5,000,000	5,582,000
Pennsylvania Infrastructure Investment
Authority,
Revenue (PENNVEST/Commonwealth
Funded Loan Pool Program)	5.00	5/15/22	2,155,000	2,474,996
Pennsylvania Infrastructure Investment
Authority,
Revenue (PENNVEST/Commonwealth
Funded Loan Pool Program)	5.00	5/15/31	1,650,000	1,894,893
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	2,000,000	2,223,000

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 85.4% (continued)
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,765,327
Pennsylvania State University,
GO	4.00	9/1/27	1,500,000		1,627,725
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000		3,262,742
Pennsylvania State University,
GO	5.00	3/1/40	3,000,000		3,257,460
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/32	1,190,000		1,310,238
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/38	2,415,000		2,630,056
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue	5.00	12/1/23	2,410,000		2,769,789
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/15/25	2,500,000		2,933,125
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/40	2,000,000		2,135,980
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/29	1,500,000		1,666,365
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000		2,522,752
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty Corp.)
(Prerefunded)	6.00	6/1/18	1,500,000	[b]	1,608,000
Perkiomen Valley School District,
GO	4.00	3/1/28	3,345,000		3,554,029
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		1,924,597
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000		3,198,635
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000		2,219,200
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000		3,077,880
Philadelphia Authority for Industrial
Development,
Revenue (National Board of Medical
Examiners Project)	5.00	5/1/28	1,145,000		1,312,124
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/25	2,500,000		2,892,275
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/31	2,000,000		2,216,720
Philadelphia School District,
GO	5.00	9/1/20	1,805,000		1,938,426
Pittsburgh,
GO	5.00	9/1/25	2,000,000		2,251,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 85.4% (continued)
Pittsburgh,
GO	5.00	9/1/26	5,000,000		5,602,150
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000		2,946,799
Saint Mary Hospital Authority,
Health System Revenue (Catholic
Health East Issue)	5.00	11/15/22	1,500,000		1,663,830
Saint Mary Hospital Authority,
Health System Revenue (Catholic
Health East Issue)	5.25	11/15/23	2,000,000		2,228,380
Southcentral Pennsylvania General
Authority,
Revenue (WellSpan Health Obligation
Group)	5.00	6/1/27	2,085,000		2,363,431
Southeastern Pennsylvania Transportation
Authority,
Capital Grant Receipts Bonds (Federal
Transit Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000		2,214,760
Southeastern Pennsylvania Transportation
Authority,
Revenue	5.00	3/1/26	2,450,000		2,678,413
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/1/24	2,000,000		2,246,960
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/31	2,490,000		2,684,071
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/38	1,800,000		2,031,426
Upper Merion Area School District,
GO	5.00	1/15/35	650,000		720,831
Upper Merion Area School District,
GO	5.00	1/15/37	400,000		441,204
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	1,000,000		1,107,630
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/32	3,000,000		3,394,710
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/28	2,500,000		2,809,750
					205,975,754
U.S. Related - 3.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,627,230
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[b]	1,122,130

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 3.0% (continued)
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
AMBAC)	5.50	7/1/19	3,000,000		3,122,880
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	4,000,000	[c]	668,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	1,000,000		541,160
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[d]	166,955
					7,248,355
Total Long-Term Municipal Investments
(cost $240,593,968)					239,059,193
Short-Term Municipal Investments - .2%
Mississippi - .2%
Jackson County,
PCR, Refunding (Chevron U.S.A. Inc.
Project)	0.55	12/1/16	400,000	[e]	400,000
Washington - .0%
Washington Housing Finance Commission,
Nonprofit Revenue (Tacoma Art
Museum Project) (LOC; Northern Trust
Company)	0.57	12/1/16	100,000	[e]	100,000
Total Short-Term Municipal Investments
(cost $500,000)					500,000

Total Investments (cost $241,093,968)			99.3%		239,559,193
Cash and Receivables (Net)			0.7%		1,709,378
Net Assets			100.0%		241,268,571

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $1,778,560 or .74% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Non-income producing—security in default.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	32	(3,787,500)	December 2016	91,750
Ultra 10 Year U.S. Treasury Notes	50	(6,749,219)	December 2016	467,578
Gross Unrealized Appreciation				559,328

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		239,559,193		239,559,193
Other Financial Instruments:
Financial Futures ††	559,328			559,328

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

NOTES

At November 30, 2016, accumulated net unrealized depreciation on investments was $1,534,775, consisting of $5,869,769 gross unrealized appreciation and $7,404,544 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.6%	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - 4.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,275,000		1,293,934
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue	2.11	7/1/18	2,850,000		2,874,311
Kansas Development Finance Authority,
Revenue (State of Kansas - Kansas
Public Employees Retirement System)	1.88	4/15/18	1,000,000		1,003,780
University of California Regents,
General Revenue	1.03	7/1/17	3,000,000	[a]	3,000,390
					8,172,415
U.S. Government Agencies - 29.7%
Federal Farm Credit Bank,
Bonds	1.10	10/15/18	6,500,000		6,460,935
Federal Farm Credit Bank,
Bonds	1.23	1/25/19	7,660,000		7,619,425
Federal Farm Credit Bank,
Bonds	1.11	1/28/19	3,050,000		3,020,122
Federal Farm Credit Bank,
Bonds	1.25	3/4/19	2,775,000		2,760,897
Federal Farm Credit Bank,
Bonds	1.18	8/1/19	2,000,000		1,976,526
Federal Farm Credit Bank,
Bonds	1.16	9/26/19	1,000,000		987,252
Federal Farm Credit Bank,
Bonds	1.17	1/13/20	3,000,000		2,943,999
Federal Home Loan Bank,
Bonds	5.38	5/15/19	650,000		710,470
Federal Home Loan Mortgage Corp.,
Notes	1.30	5/24/19	2,000,000	[b]	1,994,784
Federal Home Loan Mortgage Corp.,
Notes	1.25	8/15/19	2,105,000	[b]	2,078,704
Federal Home Loan Mortgage Corp.,
Notes	1.30	9/20/19	4,000,000	[b]	3,964,456
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	1.05	2/26/18	3,000,000	[b]	2,998,383
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,810,000	[b]	1,798,717
Federal National Mortgage Association,
Notes	1.27	2/26/19	1,710,000	[b]	1,705,870
Federal National Mortgage Association,
Notes	1.38	6/21/19	6,000,000	[b]	5,988,096
Federal National Mortgage Association,
Notes	1.15	7/26/19	1,815,000	[b]	1,791,361
Federal National Mortgage Association,
Notes	1.25	7/26/19	2,180,000	[b]	2,169,111
Federal National Mortgage Association,
Notes	1.20	8/16/19	1,800,000	[b]	1,780,713
Federal National Mortgage Association,
Notes	1.54	7/6/21	2,965,000	[b]	2,870,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 29.7% (continued)
Federal National Mortgage Association,
Notes, Ser. 1	1.00	4/30/18	3,310,000	[b]	3,301,083
Federal National Mortgage Association,
Unscd. Notes, Ser. 3	1.15	8/23/19	1,000,000	[b]	987,345
					59,908,811
U.S. Government Agencies/Mortgage-Backed - 34.5%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3846, Cl. CK, 1.50%, 9/15/20			188,387	[b]	188,383
REMIC, Ser. 4020, Cl. PC, 1.75%, 3/15/27			1,367,448	[b]	1,350,878
2.00%, 5/1/23			1,014,266	[b]	1,016,054
Ser. 3942, Cl. AC, 2.00%, 10/15/21			6,060,975	[b]	6,097,043
2.50%, 8/1/25			1,535,183	[b]	1,552,276
3.50%, 10/1/26-5/1/27			3,529,533	[b]	3,618,052
REMIC, Ser. 3986, Cl. P, 4.00%, 9/15/18			217,811	[b]	219,730
4.50%, 12/1/19-9/1/26			3,116,479	[b]	3,227,206
REMIC, Ser. 2495, Cl. UC, 5.00%, 7/15/32			654	[b]	656
Federal National Mortgage Association:
REMIC, Ser. 2010-124, Cl. AG, 1.75%,
11/25/20			3,274,571	[b]	3,248,449
2.00%, 12/1/22-9/1/26			13,173,652	[b]	13,194,847
REMIC, Ser. 2010-13, Cl. KA, 2.00%,
12/25/18			377,540	[b]	378,894
2.50%, 12/1/23-11/1/26			10,449,373	[b]	10,573,511
REMIC, Ser. 2013-138, Cl. BE, 2.50%,
1/25/29			1,847,262	[b]	1,871,631
REMIC, Ser. 2011-23, Cl. AB, 2.75%,
6/25/20			954,275	[b]	963,121
REMIC, Ser. 2012-94, Cl. E, 3.00%,
6/25/22			1,212,736	[b]	1,235,975
REMIC, Ser. 2009-41, Cl. LE, 4.00%,
3/25/24			622,419	[b]	625,684
4.50%, 11/1/22			2,631,200	[b]	2,740,225
REMIC, Ser. 2003-67, Cl. TJ, 4.75%,
7/25/18			213,226	[b]	218,385
5.00%, 2/1/22			818,963	[b]	840,703
Government National Mortgage Association I:
Ser. 2013-101, Cl. A, 0.51%, 5/16/35			3,123,705		3,067,719
Ser. 2013-73, Cl. A, 0.98%, 12/16/35			4,124,799		4,067,145
Ser. 2012-55, Cl. A, 1.70%, 8/16/33			2,757,252		2,757,474
Ser. 2013-105, Cl. A, 1.71%, 2/16/37			3,508,279		3,463,926
Ser. 2011-20, Cl. A, 1.88%, 4/16/32			1,035,077		1,034,507
Ser. 2011-49, Cl. A, 2.45%, 7/16/38			1,699,936		1,708,380
Ser. 2003-48, Cl. C, 4.89%, 7/16/34			211,268		212,774
					69,473,628

	Coupon	Maturity	Principal
Bonds and Notes - 98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 30.4%
U.S. Treasury Notes	1.00	5/15/18	4,500,000		4,499,208
U.S. Treasury Notes	1.13	6/15/18	6,000,000		6,007,854
U.S. Treasury Notes	0.63	6/30/18	1,000,000		993,555
U.S. Treasury Notes	1.38	7/31/18	7,500,000		7,538,820
U.S. Treasury Notes	1.00	8/15/18	7,500,000		7,490,183
U.S. Treasury Notes	0.75	10/31/18	1,500,000		1,489,482
U.S. Treasury Notes	1.13	1/15/19	6,500,000		6,495,047
U.S. Treasury Notes	0.88	4/15/19	6,250,000		6,198,363
U.S. Treasury Notes	0.88	6/15/19	7,750,000	[c]	7,670,384
U.S. Treasury Notes	0.75	7/15/19	5,750,000	[c]	5,667,229
U.S. Treasury Notes	0.88	9/15/19	1,250,000		1,233,496
U.S. Treasury Notes	1.00	10/15/19	4,750,000	[c]	4,698,605
U.S. Treasury Notes	1.00	11/15/19	1,250,000		1,235,645
					61,217,871
Total Bonds and Notes
(cost $200,751,590)					198,772,725

Other Investment - .4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $822,283)			822,283	[d]	822,283

Total Investments (cost $201,573,873)			99.0%		199,595,008
Cash and Receivables (Net)			1.0%		1,955,449
Net Assets			100.0%		201,550,457

REMIC—Real Estate Mortgage Investment Conduit

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $16,272,514 and the value of the collateral held by the fund was $18,106,216, consisting of U.S. Government & Agency securities.

d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Agencies/Mortgage-Backed	64.2
U.S. Government Securities	30.4
Municipal Bonds	4.0
Money Market Investment	.4
99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	8,172,415	-	8,172,415
Mutual Funds	822,283	-	-	822,283
U.S. Government
Agencies/Mortgage-Backed	-	129,382,439	-	129,382,439
U.S. Treasury	-	61,217,871	-	61,217,871

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized depreciation on investments was $1,978,865, consisting of $38,923 gross unrealized appreciation and $2,017,788 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

Common Stocks - 98.6%	Shares		Value ($)
Automobiles & Components - 1.2%
Gentherm	20,388	[a]	649,358
Standard Motor Products	19,093		953,504
Thor Industries	9,671	[b]	972,612
Visteon	36,408	[a]	2,864,217
			5,439,691
Banks - 12.3%
Ameris Bancorp	50,543		2,266,854
Associated Banc-Corp	34,247		782,544
Banner	43,446		2,264,840
Boston Private Financial Holdings	35,132		526,980
Brookline Bancorp	55,067		820,498
Bryn Mawr Bank	15,270		561,936
Capital Bank Financial, Cl. A	15,948	[b]	570,938
Central Pacific Financial	28,720		848,676
CoBiz Financial	30,170		456,472
Columbia Banking System	90,517		3,604,387
CVB Financial	42,828		889,538
FCB Financial Holdings, Cl. A	108,139	[a]	4,785,151
First Horizon National	71,088	[b]	1,356,359
First Interstate BancSystem, Cl. A	57,106		2,155,752
Fulton Financial	68,850	[b]	1,222,088
Hancock Holding	40,092		1,665,823
IBERIABANK	23,400		1,938,690
MB Financial	19,477	[b]	842,770
MGIC Investment	338,329	[a]	3,068,644
National Bank Holdings, Cl. A	67,858		1,845,738
Pinnacle Financial Partners	30,400		1,960,800
Seacoast Banking	30,049	[a]	617,807
Simmons First National, Cl. A	19,244		1,163,300
South State	32,776		2,784,321
SVB Financial Group	35,109	[a]	5,548,275
Synovus Financial	41,907		1,622,220
TriState Capital Holdings	34,200	[a]	697,680
UMB Financial	20,326		1,545,183
Umpqua Holdings	66,907		1,188,937

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Banks - 12.3% (continued)
United Community Banks	44,592		1,212,011
Washington Trust Bancorp	8,419	[b]	428,948
Webster Financial	52,824	[b]	2,620,599
			53,864,759
Capital Goods - 8.2%
Aerovironment	32,087	[a,b]	908,062
Apogee Enterprises	8,452		403,160
Astec Industries	12,214		809,788
Beacon Roofing Supply	48,927	[a]	2,269,724
Chart Industries	22,593	[a]	803,181
CLARCOR	54,196		3,818,108
Comfort Systems USA	19,109		615,310
Crane	27,736		2,038,319
Cubic	23,264		1,077,123
Curtiss-Wright	16,842		1,692,958
EMCOR Group	18,395		1,276,061
EnerSys	16,040		1,276,463
Granite Construction	55,435		3,270,111
Kennametal	32,389		1,117,097
KEYW Holding	180,035	[a,b]	2,255,839
Landcadia Holdings	60,686		629,921
Lindsay	14,152	[b]	1,192,731
Mercury Systems	91,190	[a]	2,709,255
Raven Industries	21,376		535,469
Simpson Manufacturing	30,388		1,432,490
TASER International	32,926	[a,b]	896,575
Teledyne Technologies	9,384	[a]	1,171,780
Thermon Group Holdings	65,419	[a]	1,258,662
Trinity Industries	32,663		907,705
Wabash National	9,820	[a]	135,418
Watsco	8,022		1,195,278
			35,696,588
Commercial & Professional Services - 2.8%
Interface	35,556		618,674
Kate Spade & Company	22,131	[a]	328,645
Knoll	69,293		1,836,957
Korn/Ferry International	54,000	[b]	1,370,520
LSC Communications	15,583		321,633
McGrath RentCorp	12,199		450,387
Steelcase, Cl. A	104,237		1,620,885

Common Stocks - 98.6% (continued)	Shares		Value ($)
Commercial & Professional Services - 2.8% (continued)
TrueBlue	160,821	[a]	3,369,200
WageWorks	28,602	[a]	2,112,258
			12,029,159
Consumer Durables & Apparel - 2.3%
Cavco Industries	5,773	[a]	545,837
Deckers Outdoor	50,073	[a,b]	2,978,342
Ethan Allen Interiors	21,246		732,987
G-III Apparel Group	68,135	[a]	1,850,547
iRobot	11,446	[a]	652,422
Oxford Industries	5,368		390,039
Steven Madden	18,391	[a]	681,387
Universal Electronics	5,733	[a]	386,118
Vera Bradley	31,246	[a]	450,567
WCI Communities	15,441	[a]	359,003
William Lyon Homes, Cl. A	40,291	[a,b]	797,762
			9,825,011
Consumer Services - 2.2%
Belmond, Cl. A	81,184	[a]	1,051,333
Bright Horizons Family Solutions	9,690	[a]	666,866
Buffalo Wild Wings	8,572	[a,b]	1,445,239
Cheesecake Factory	29,483		1,744,509
Fogo De Chao	14,733	[a]	204,052
Houghton Mifflin Harcourt	47,162	[a]	521,140
Planet Fitness, Cl. A	97,286		1,971,987
Potbelly	49,304	[a]	673,000
Texas Roadhouse	27,033		1,267,577
			9,545,703
Diversified Financials - 4.9%
Cohen & Steers	21,997		783,093
Donnelley Financial Solutions	59,567		1,135,943
FNFV Group	125,900	[a,b]	1,611,520
Green Dot, Cl. A	76,147	[a]	1,835,904
Investment Technology Group	92,619		1,726,418
Morningstar	11,254		820,529
Piper Jaffray	8,454	[a]	616,719
Raymond James Financial	63,155		4,543,371
SLM	674,649	[a]	6,793,715
WisdomTree Investments	127,121	[b]	1,405,958
			21,273,170

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Energy - 3.9%
Arch Coal, Cl. A	34,565	[a,b]	2,697,107
Callon Petroleum	70,698	[a]	1,247,113
Dril-Quip	11,486	[a]	649,533
Extraction Oil & Gas	1,136		26,730
Geospace Technologies	24,173	[a,b]	511,742
Natural Gas Services Group	19,394	[a]	551,759
Oasis Petroleum	58,197	[a]	871,209
Oil States International	77,397	[a]	2,774,682
PDC Energy	50,582	[a]	3,765,830
RPC	80,911	[b]	1,624,693
SemGroup, Cl. A	30,985		1,117,009
Synergy Resources	105,258	[a,b]	998,898
			16,836,305
Exchange-Traded Funds - 2.3%
iShares Russell 2000 ETF	30,269	[b]	3,983,703
iShares Russell 2000 Growth ETF	40,758	[b]	6,207,851
			10,191,554
Food & Staples Retailing - .9%
Performance Food Group	54,227	[a]	1,144,190
United Natural Foods	59,539	[a]	2,795,356
			3,939,546
Food, Beverage & Tobacco - 1.0%
Boston Beer, Cl. A	9,338	[a,b]	1,616,408
Fresh Del Monte Produce	3,984		247,048
Hain Celestial Group	19,660	[a]	770,475
Snyder's-Lance	48,642		1,812,401
			4,446,332
Health Care Equipment & Services - 3.6%
Adeptus Health, Cl. A	48,376	[a,b]	405,391
Air Methods	15,410	[a,b]	503,907
Align Technology	19,315	[a]	1,797,261
Allscripts Healthcare Solutions	66,800	[a]	733,464
AMN Healthcare Services	11,280	[a]	375,624
Brookdale Senior Living	88,260	[a]	1,026,464
Endologix	136,960	[a,b]	1,006,656
Globus Medical, Cl. A	45,379	[a,b]	982,002
HMS Holdings	61,879	[a]	1,133,623
ICU Medical	10,420	[a]	1,565,605
Integra LifeSciences Holdings	14,941	[a,b]	1,207,233
Meridian Bioscience	15,141		261,939

Common Stocks - 98.6% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.6% (continued)
Natus Medical	8,948	[a]	356,578
NxStage Medical	81,045	[a]	2,003,432
Omnicell	29,430	[a]	1,055,066
WellCare Health Plans	9,451	[a]	1,294,976
			15,709,221
Household & Personal Products - .7%
Avon Products	226,727	[a]	1,217,524
Inter Parfums	57,662		1,986,456
			3,203,980
Insurance - .4%
First American Financial	14,885		561,760
Safety Insurance Group	7,436		523,123
Selective Insurance Group	18,430		757,473
			1,842,356
Materials - 3.8%
Calgon Carbon	35,352		625,730
Carpenter Technology	25,113	[b]	898,292
Flotek Industries	75,193	[a,b]	1,012,098
Haynes International	12,778		556,737
Headwaters	76,911	[a]	1,822,791
Louisiana-Pacific	54,135	[a]	1,046,971
Methanex	173,805	[b]	7,647,420
New Gold	99,142	[a]	354,928
OMNOVA Solutions	190,669	[a]	1,830,422
Stillwater Mining	59,316	[a]	891,519
			16,686,908
Media - 3.1%
E.W. Scripps, Cl. A	65,470	[a,b]	1,120,846
Gray Television	166,070	[a]	1,677,307
IMAX	50,437	[a,b]	1,611,462
New York Times, Cl. A	80,549	[b]	1,047,137
Nexstar Broadcasting Group, Cl. A	58,354	[b]	3,480,816
Scholastic	19,090		841,678
Sinclair Broadcast Group, Cl. A	117,711		3,831,493
			13,610,739
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Akorn	17,972	[a,b]	381,366
Cambrex	65,819	[a]	3,297,532
Flamel Technologies, ADR	153,919	[a,b]	1,634,620
Flexion Therapeutics	161,901	[a]	2,671,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 7.1% (continued)
Foamix Pharmaceuticals	142,892	[a]	1,313,177
Galapagos, ADR	23,751	[a,b]	1,404,159
GW Pharmaceuticals, ADR	22,943	[a]	2,561,586
Halozyme Therapeutics	80,459	[a,b]	950,221
Ligand Pharmaceuticals	21,861	[a,b]	2,282,288
Natera	145,210	[a,b]	1,742,520
NeoGenomics	140,642	[a]	1,257,339
Ophthotech	19,847	[a,b]	608,311
Radius Health	28,214	[a,b]	1,501,549
Retrophin	56,955	[a,b]	1,165,869
Revance Therapeutics	124,081	[a]	2,078,357
Sage Therapeutics	18,942	[a,b]	949,184
Supernus Pharmaceuticals	19,614	[a]	422,682
TherapeuticsMD	791,309	[a]	4,700,375
			30,922,501
Real Estate - 4.0%
Agree Realty	11,763	[c]	528,041
American Assets Trust	21,393	[c]	857,004
CareTrust	51,677	[c]	731,230
CBL & Associates Properties	74,583	[c]	884,554
CoreCivic	11,777		267,456
Cousins Properties	98,950	[c]	782,695
CyrusOne	22,767	[c]	971,696
DuPont Fabros Technology	47,911	[c]	1,948,061
Education Realty Trust	16,888	[c]	685,653
Healthcare Trust of America, Cl. A	22,774	[c]	644,049
LaSalle Hotel Properties	27,240	[b,c]	764,627
Monmouth Real Estate Investment	111,530	[c]	1,565,881
Outfront Media	10,426	[c]	262,839
Parkway	33,541	[c]	657,404
Pebblebrook Hotel Trust	50,972	[b,c]	1,465,955
Physicians Realty Trust	83,727	[c]	1,517,133
Potlatch	62,390	[c]	2,562,669
Retail Opportunity Investments	26,037	[c]	537,404
			17,634,351
Retailing - 5.2%
1-800-Flowers.com, Cl. A	155,977	[a]	1,645,557
Burlington Stores	16,017	[a]	1,408,215
Core-Mark Holding	23,407		854,590
Dillard's, Cl. A	15,869	[b]	1,134,792

Common Stocks - 98.6% (continued)	Shares		Value ($)
Retailing - 5.2% (continued)
Etsy	111,982	[a]	1,388,577
Express	67,842	[a]	906,369
Lithia Motors, Cl. A	53,467		4,913,617
Office Depot	896,799		4,367,411
Ollie's Bargain Outlet Holdings	64,635	[a,b]	1,942,282
Restoration Hardware Holdings	40,466	[a,b]	1,458,799
Staples	56,106		542,545
The Children's Place	13,424	[b]	1,394,082
Urban Outfitters	26,057	[a]	823,401
			22,780,237
Semiconductors & Semiconductor Equipment - 7.2%
Applied Micro Circuits	266,578	[a]	2,332,558
Brooks Automation	49,002		798,733
Cavium	73,501	[a]	4,191,762
Cirrus Logic	11,760	[a]	646,800
First Solar	22,189	[a,b]	672,770
Impinj	89,907	[b]	2,455,360
Inphi	51,887	[a]	2,343,736
Integrated Device Technology	37,534	[a]	878,296
MaxLinear, Cl. A	87,982	[a]	1,797,472
Mellanox Technologies	37,893	[a]	1,570,665
Microsemi	53,485	[a]	2,928,304
Nanometrics	19,197	[a]	459,000
Power Integrations	48,556		3,267,819
Semtech	37,463	[a]	1,052,710
Teradyne	238,437		5,813,094
			31,209,079
Software & Services - 8.1%
Acxiom	38,089	[a]	1,010,501
CACI International, Cl. A	13,991	[a]	1,810,435
CommVault Systems	114,441	[a]	6,179,814
CSG Systems International	17,637		784,847
DST Systems	9,836		1,015,174
Envestnet	23,196	[a]	837,376
HubSpot	44,148	[a]	2,476,703
LogMeIn	36,226	[b]	3,653,392
Mentor Graphics	36,720		1,342,116
MicroStrategy, Cl. A	5,310	[a]	1,030,299
Mimecast	96,518	[a]	1,974,758
NIC	13,350		335,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Software & Services - 8.1% (continued)
Proofpoint	20,491	[a,b]	1,578,012
Shopify, Cl. A	52,226	[a]	2,176,257
Silver Spring Networks	46,082	[a]	642,844
Square, Cl. A	348,516		4,509,797
Teradata	30,759	[a]	825,879
Verint Systems	25,925	[a]	973,484
WebMD Health	38,356	[a,b]	2,045,909
			35,202,682
Technology Hardware & Equipment - 7.9%
CalAmp	29,777	[a]	432,958
Ciena	196,303	[a]	4,210,699
Cray	29,877	[a]	576,626
Electronics For Imaging	19,414	[a]	844,897
Fabrinet	43,502	[a]	1,861,886
FARO Technologies	12,163	[a]	442,733
FLIR Systems	24,577		882,560
Infinera	258,980	[a]	2,201,330
Ixia	38,778	[a]	533,198
Keysight Technologies	47,483	[a]	1,748,799
Lumentum Holdings	36,903	[a]	1,479,810
Methode Electronics	79,465		2,936,232
NETGEAR	48,720	[a]	2,616,264
NetScout Systems	30,566	[a]	953,659
Novanta	78,997	[a]	1,599,689
Plantronics	12,718		659,047
Sierra Wireless	120,071	[a,b]	1,843,090
Tech Data	11,073	[a,b]	939,766
Universal Display	54,304	[a,b]	2,967,714
Viavi Solutions	533,324	[a]	4,186,593
Vishay Intertechnology	51,149	[b]	774,907
			34,692,457
Transportation - 4.1%
ArcBest	52,209		1,589,764
Avis Budget Group	135,044	[a]	5,170,835
Kirby	11,880	[a,b]	753,786
Knight Transportation	161,487		5,652,045
Marten Transport	33,336		811,732
Ryder System	7,893		618,022
Werner Enterprises	126,947		3,433,916
			18,030,100

Common Stocks - 98.6% (continued)	Shares		Value ($)
Utilities - 1.4%
American States Water	15,200		644,480
Calpine	38,492	[a]	429,186
Chesapeake Utilities	14,158		917,438
Hawaiian Electric Industries	33,243		1,023,884
Portland General Electric	21,419		891,030
Vectren	16,730		821,108
WGL Holdings	18,849		1,367,683
			6,094,809
Total Common Stocks (cost $347,646,020)			430,707,238
Other Investment - 2.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $9,107,942)	9,107,942	[d]	9,107,942
Investment of Cash Collateral for Securities Loaned - 9.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $39,320,039)	39,320,040	[d]	39,320,039
Total Investments (cost $396,074,001)	109.7%		479,135,219
Liabilities, Less Cash and Receivables	(9.7%)		(42,391,305)
Net Assets	100.0%		436,743,914

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $62,316,044 and the value of the collateral held by the fund was $64,395,125, consisting of cash collateral of $39,320,039 and U.S. Government & Agency securities valued at $25,075,086.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.3
Money Market Investments	11.1
Capital Goods	8.2
Software & Services	8.1
Technology Hardware & Equipment	7.9
Semiconductors & Semiconductor Equipment	7.2
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Retailing	5.2
Diversified Financials	4.9
Transportation	4.1
Real Estate	4.0
Energy	3.9
Materials	3.8
Health Care Equipment & Services	3.6
Media	3.1
Commercial & Professional Services	2.8
Consumer Durables & Apparel	2.3
Exchange-Traded Funds	2.3
Consumer Services	2.2
Utilities	1.4
Automobiles & Components	1.2
Food, Beverage & Tobacco	1.0
Food & Staples Retailing	.9
Household & Personal Products	.7
Insurance	.4
109.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	395,081,008	-	-	395,081,008
Equity Securities—
Foreign Common
Stocks†	25,434,676	-	-	25,434,676
Exchange-Traded Funds	10,191,554	-	-	10,191,554
Mutual Funds	48,427,981	-	-	48,427,981

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $83,061,218, consisting of $91,781,997 gross unrealized appreciation and $8,720,779 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small-Mid Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

Common Stocks - 98.4%	Shares		Value ($)
Automobiles & Components - .7%
Standard Motor Products	8,454		422,193
Visteon	23,718		1,865,895
			2,288,088
Banks - 6.0%
Bank of Hawaii	3,384	[a]	282,124
Banner	27,909		1,454,896
Boston Private Financial Holdings	19,187		287,805
Columbia Banking System	16,679		664,158
First Republic Bank	42,093		3,447,417
Hancock Holding	11,227		466,482
KeyCorp	154,511		2,674,585
National Bank Holdings, Cl. A	30,051		817,387
SVB Financial Group	26,992	[b]	4,265,546
Synovus Financial	12,153		470,443
TriState Capital Holdings	14,983	[b]	305,653
Umpqua Holdings	16,477		292,796
Webster Financial	68,150	[a]	3,380,921
			18,810,213
Capital Goods - 6.9%
AGCO	47,262	[a]	2,637,220
Allegion	5,903		394,970
AMETEK	16,935		801,872
Beacon Roofing Supply	22,298	[b]	1,034,404
BWX Technologies	11,495		450,144
CLARCOR	10,619		748,109
Crane	12,699		933,250
Cubic	10,299		476,844
Curtiss-Wright	7,707		774,708
EnerSys	5,534		440,396
Granite Construction	21,547		1,271,058
HD Supply Holdings	64,103	[b]	2,515,402
Hubbell	15,610	[a]	1,752,691
Ingersoll-Rand	5,707		425,400
Mercury Systems	41,706	[b]	1,239,085
Nordson	6,220		663,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Capital Goods - 6.9% (continued)
Quanta Services	11,887	[b]	400,830
Snap-on	21,348		3,569,386
Timken	8,189		319,780
Trinity Industries	5,847		162,488
Valmont Industries	1,598		237,942
Watsco	3,629		540,721
			21,790,561
Commercial & Professional Services - 3.5%
Clean Harbors	41,275	[b]	2,181,384
Copart	10,288	[a,b]	562,959
Korn/Ferry International	9,461		240,120
Robert Half International	58,367		2,618,927
Steelcase, Cl. A	83,791		1,302,950
TrueBlue	125,743	[b]	2,634,316
WageWorks	12,870	[b]	950,449
Waste Connections	8,263		631,624
			11,122,729
Consumer Durables & Apparel - 1.5%
Deckers Outdoor	26,948	[a,b]	1,602,867
G-III Apparel Group	47,723	[b]	1,296,157
Newell Brands	17,131		805,328
PVH	8,331		882,586
Steven Madden	8,400	[b]	311,220
			4,898,158
Consumer Services - 3.7%
Bright Horizons Family Solutions	4,285	[b]	294,894
Buffalo Wild Wings	3,798	[b]	640,343
Cheesecake Factory	46,449		2,748,387
Grand Canyon Education	48,149	[b]	2,749,308
Houghton Mifflin Harcourt	54,311	[b]	600,137
Panera Bread, Cl. A	3,388	[a,b]	718,629
Planet Fitness, Cl. A	42,639		864,293
Service Corporation International	88,261		2,382,164
Texas Roadhouse	12,104		567,557
			11,565,712
Diversified Financials - 6.6%
CBOE Holdings	5,792	[a]	399,069
E*TRADE Financial	194,972	[b]	6,728,484
FNFV Group	74,024	[b]	947,507
Invesco	12,275		384,330

Common Stocks - 98.4% (continued)	Shares		Value ($)
Diversified Financials - 6.6% (continued)
Leucadia National	187,950		4,138,659
Raymond James Financial	39,214		2,821,055
SLM	474,959	[b]	4,782,837
WisdomTree Investments	56,301	[a]	622,689
			20,824,630
Energy - 4.0%
Arch Coal, Cl. A	24,689	[a,b]	1,926,483
Dril-Quip	44,211	[a,b]	2,500,132
Energen	6,111	[b]	379,310
EQT	8,651		606,262
Extraction Oil & Gas	503		11,836
FMC Technologies	14,970	[b]	512,872
Oceaneering International	8,063		214,879
Oil States International	27,144	[b]	973,112
PDC Energy	27,536	[b]	2,050,055
RPC	155,975	[a]	3,131,978
RSP Permian	7,588	[b]	338,804
			12,645,723
Exchange-Traded Funds - 1.9%
iShares Russell 2000 ETF	6,061	[a]	797,688
iShares Russell 2000 Growth ETF	16,544	[a]	2,519,817
iShares Russell 2000 Value ETF	22,219	[a]	2,551,630
			5,869,135
Food & Staples Retailing - 2.0%
Casey's General Stores	26,478		3,189,275
Performance Food Group	23,769	[b]	501,526
United Natural Foods	58,593	[b]	2,750,941
			6,441,742
Food, Beverage & Tobacco - 1.5%
Boston Beer, Cl. A	13,612	[a,b]	2,356,237
Hain Celestial Group	6,324	[b]	247,838
Molson Coors Brewing, Cl. B	8,813		863,938
Snyder's-Lance	22,321		831,680
TreeHouse Foods	5,808	[a,b]	402,611
			4,702,304
Health Care Equipment & Services - 5.4%
ABIOMED	2,037	[b]	228,633
Adeptus Health, Cl. A	35,137	[b]	294,448
Air Methods	9,747	[b]	318,727
Align Technology	17,155	[b]	1,596,273

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.4% (continued)
Allscripts Healthcare Solutions	21,328	[b]	234,181
AMN Healthcare Services	7,843	[b]	261,172
athenahealth	2,985	[a,b]	282,381
Boston Scientific	41,099	[b]	840,886
Brookdale Senior Living	90,873	[b]	1,056,853
Centene	9,712	[b]	559,703
Cooper	3,118		512,880
DENTSPLY SIRONA	10,162		591,225
DexCom	4,543	[b]	296,612
Endologix	60,394	[a,b]	443,896
Globus Medical, Cl. A	99,226	[a,b]	2,147,251
HMS Holdings	27,935	[b]	511,769
ICU Medical	4,601	[b]	691,300
Integra LifeSciences Holdings	6,610	[b]	534,088
Laboratory Corporation of America Holdings	7,426	[b]	934,562
MEDNAX	30,574	[b]	2,001,680
NxStage Medical	35,997	[b]	889,846
VCA	13,573	[b]	849,670
WellCare Health Plans	6,178	[b]	846,510
			16,924,546
Household & Personal Products - .5%
Avon Products	158,808	[b]	852,799
Inter Parfums	25,757		887,329
			1,740,128
Insurance - 1.5%
Assurant	25,563		2,207,109
First American Financial	5,690		214,741
Hanover Insurance Group	5,538		479,535
MGIC Investment	209,641	[b]	1,901,444
			4,802,829
Materials - 4.4%
Compass Minerals International	32,237	[a]	2,499,979
Eagle Materials	9,353	[a]	909,112
Flotek Industries	33,281	[b]	447,962
Headwaters	34,012	[b]	806,084
Louisiana-Pacific	12,759	[b]	246,759
Methanex	111,446		4,903,624
Mosaic	110,969	[a]	3,151,520
Royal Gold	3,700		257,668
Scotts Miracle-Gro, Cl. A	3,150		287,500

Common Stocks - 98.4% (continued)	Shares		Value ($)
Materials - 4.4% (continued)
Steel Dynamics	8,789		311,834
			13,822,042
Media - 2.4%
E.W. Scripps, Cl. A	15,068	[a,b]	257,964
IMAX	23,168	[a,b]	740,218
Nexstar Broadcasting Group, Cl. A	55,477		3,309,203
Sinclair Broadcast Group, Cl. A	99,493		3,238,497
			7,545,882
Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
Akorn	51,958	[b]	1,102,549
Alkermes	13,822	[b]	785,504
BioMarin Pharmaceutical	4,795	[b]	410,596
Cambrex	72,691	[b]	3,641,819
Flexion Therapeutics	44,522	[b]	734,613
Foamix Pharmaceuticals	64,877	[a,b]	596,220
Galapagos, ADR	10,862	[a,b]	642,161
GW Pharmaceuticals, ADR	15,602	[b]	1,741,963
Halozyme Therapeutics	35,248	[a,b]	416,279
Jazz Pharmaceuticals	14,471	[b]	1,499,630
Ligand Pharmaceuticals	9,634	[a,b]	1,005,790
Natera	65,017	[b]	780,204
NeoGenomics	63,947	[b]	571,686
Neurocrine Biosciences	10,055	[b]	467,055
Ophthotech	8,752	[a,b]	268,249
Radius Health	12,551	[b]	667,964
Retrophin	25,297	[a,b]	517,830
Sage Therapeutics	8,323	[a,b]	417,066
TherapeuticsMD	494,427	[b]	2,936,896
			19,204,074
Real Estate - 3.9%
CoreCivic	5,230		118,773
CyrusOne	7,125	[c]	304,095
DuPont Fabros Technology	21,421	[c]	870,978
Empire State Realty Trust, Cl. A	18,062	[c]	364,311
EPR Properties	26,745	[c]	1,859,847
Equinix	1,305	[c]	442,082
Equity Commonwealth	16,841	[b,c]	489,736
Healthcare Trust of America, Cl. A	25,304	[c]	715,597
Jones Lang LaSalle	10,133		1,026,270
Monmouth Real Estate Investment	49,706	[c]	697,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Real Estate - 3.9% (continued)
Parkway	7,529		147,568
Pebblebrook Hotel Trust	86,310	[a,c]	2,482,276
Physicians Realty Trust	38,285	[c]	693,724
Potlatch	21,642	[c]	888,945
STORE Capital	43,957	[c]	1,086,617
			12,188,691
Retailing - 6.4%
1-800-Flowers.com, Cl. A	69,515	[b]	733,383
Burlington Stores	7,093	[b]	623,617
Core-Mark Holding	10,435		380,982
Dick's Sporting Goods	44,932		2,654,133
Dillard's, Cl. A	3,150	[a]	225,256
Dollar Tree	1,741	[b]	153,487
Etsy	49,847	[b]	618,103
Expedia	6,668		827,165
Lithia Motors, Cl. A	33,858		3,111,550
LKQ	40,042	[b]	1,314,579
Office Depot	629,382		3,065,090
Ollie's Bargain Outlet Holdings	28,755	[a,b]	864,088
Ross Stores	10,059		679,888
Sally Beauty Holdings	20,392	[a,b]	534,066
Staples	238,122		2,302,640
Ulta Salon, Cosmetics & Fragrance	3,193	[b]	828,583
Urban Outfitters	6,208	[b]	196,173
Williams-Sonoma	19,582	[a]	1,072,702
			20,185,485
Semiconductors & Semiconductor Equipment - 5.6%
Cavium	48,738	[b]	2,779,528
Cirrus Logic	3,442	[b]	189,310
First Solar	3,710	[a,b]	112,487
Impinj	39,391	[a,b]	1,075,768
Inphi	22,915	[b]	1,035,071
Integrated Device Technology	12,788	[b]	299,239
Marvell Technology Group	44,642		640,166
Maxim Integrated Products	23,683		930,031
MaxLinear, Cl. A	39,589	[b]	808,803
Mellanox Technologies	28,556	[b]	1,183,646
Microsemi	33,162	[b]	1,815,619
Power Integrations	21,926		1,475,620
Skyworks Solutions	8,074		620,487

Common Stocks - 98.4% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 5.6% (continued)
Teradyne	127,028		3,096,943
United Microelectronics, ADR	973,657		1,772,056
			17,834,774
Software & Services - 10.1%
Acxiom	12,132	[b]	321,862
Akamai Technologies	9,919	[b]	661,597
Amdocs	41,116		2,424,611
ANSYS	4,483	[b]	421,536
Booz Allen Hamilton Holdings	24,588		929,672
Broadridge Financial Solutions	16,861		1,091,581
CACI International, Cl. A	6,417	[b]	830,360
Cognizant Technology Solutions, Cl. A	10,514	[b]	579,111
CommVault Systems	46,782	[b]	2,526,228
CoreLogic	30,875	[b]	1,164,914
Envestnet	16,028	[b]	578,611
Fidelity National Information Services	11,209		865,223
HubSpot	20,321	[b]	1,140,008
Intuit	7,202		818,723
Jack Henry & Associates	27,610		2,386,608
KEYW Holding	82,584	[b]	1,034,778
LogMeIn	16,378		1,651,721
MicroStrategy, Cl. A	1,318	[b]	255,732
Mimecast	42,683	[a]	873,294
Paychex	5,019		295,870
Proofpoint	9,350	[b]	720,043
Science Applications International	9,677	[a]	799,030
Shopify, Cl. A	40,040	[b]	1,668,467
Splunk	9,387	[a,b]	540,879
Square, Cl. A	244,900	[b]	3,169,006
SS&C Technologies Holdings	6,935		208,119
Teradata	4,524	[b]	121,469
Twilio, Cl. A	9,948	[a]	337,436
Verint Systems	3,849	[b]	144,530
WebMD Health	64,369	[a,b]	3,433,442
			31,994,461
Technology Hardware & Equipment - 7.7%
Amphenol, Cl. A	14,242		972,159
Ciena	150,839	[b]	3,235,497
Dolby Laboratories, Cl. A	4,403		203,198
Electronics For Imaging	5,509	[b]	239,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.7% (continued)
Fabrinet	15,388	[b]	658,606
Flex	16,595	[b]	236,313
FLIR Systems	89,315		3,207,302
Infinera	64,569	[b]	548,836
IPG Photonics	27,540	[a,b]	2,641,637
Keysight Technologies	16,740	[b]	616,534
Lumentum Holdings	25,834	[b]	1,035,943
Methode Electronics	55,465		2,049,432
National Instruments	58,352		1,719,633
NETGEAR	21,343	[b]	1,146,119
NetScout Systems	7,831	[b]	244,327
Novanta	35,674	[b]	722,398
Trimble	21,167	[b]	596,698
Universal Display	21,994	[a,b]	1,201,972
Viavi Solutions	382,182	[b]	3,000,129
			24,276,485
Transportation - 4.9%
Avis Budget Group	82,461	[b]	3,157,432
J.B. Hunt Transport Services	7,103		677,413
Kirby	37,651	[a,b]	2,388,956
Knight Transportation	131,847		4,614,645
Ryder System	33,853		2,650,690
Werner Enterprises	75,431		2,040,409
			15,529,545
Utilities - 1.2%
American Water Works	11,861		859,567
Atmos Energy	5,751		409,011
Calpine	141,291	[b]	1,575,395
Hawaiian Electric Industries	9,680		298,144
NiSource	18,977		416,355
Portland General Electric	5,575		231,920
			3,790,392
Total Common Stocks (cost $260,566,306)			310,798,329
Other Investment - 1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $5,672,771)	5,672,772	[d]	5,672,771

Investment of Cash Collateral for Securities Loaned - 6.8%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $21,527,549)	21,527,549 [d]	21,527,549
Total Investments (cost $287,766,626)	107.0%	337,998,649
Liabilities, Less Cash and Receivables	(7.0%)	(22,232,376)
Net Assets	100.0%	315,766,273

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $46,671,308 and the value of the collateral held by the fund was $47,440,377, consisting of cash collateral of $21,527,549 and U.S. Government & Agency securities valued at $25,912,828.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	10.1
Money Market Investments	8.6
Technology Hardware & Equipment	7.7
Capital Goods	6.9
Diversified Financials	6.6
Retailing	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Banks	6.0
Semiconductors & Semiconductor Equipment	5.6
Health Care Equipment & Services	5.4
Transportation	4.9
Materials	4.4
Energy	4.0
Real Estate	3.9
Consumer Services	3.7
Commercial & Professional Services	3.5
Media	2.4
Food & Staples Retailing	2.0
Exchange-Traded Funds	1.9
Consumer Durables & Apparel	1.5
Food, Beverage & Tobacco	1.5
Insurance	1.5
Utilities	1.2
Automobiles & Components	.7
Household & Personal Products	.5
107.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Small-Mid Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	291,096,272	-	-	291,096,272
Equity Securities—
Domestic Common
Stocks†	13,832,922	-	-	13,832,922
Exchange-Traded Funds	5,869,135	-	-	5,869,135
Mutual Funds	27,200,320	-	-	27,200,320

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $50,232,023, consisting of $58,083,828 gross unrealized appreciation and $7,851,805 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

Common Stocks - 67.1%	Shares		Value ($)
Automobiles & Components - .2%
Adient	891		47,722
Delphi Automotive	655		41,920
Ford Motor	22,993		274,996
General Motors	1,835		63,363
Harley-Davidson	2,994		182,305
			610,306
Banks - 3.5%
Bank of America	208,799		4,409,835
BB&T	10,767		487,207
Citigroup	16,705		941,995
Citizens Financial Group	8,195		274,614
Fifth Third Bancorp	3,234		84,149
JPMorgan Chase & Co.	29,499		2,364,935
KeyCorp	12,445		215,423
M&T Bank	630		90,682
PNC Financial Services Group	7,076		782,181
SunTrust Banks	1,700		88,315
U.S. Bancorp	6,192		307,247
Wells Fargo & Co.	41,667		2,205,018
Zions Bancorporation	2,665		106,040
			12,357,641
Capital Goods - 6.2%
3M	18,291		3,141,296
Allegion	2,996		200,462
Arconic	4,975		95,918
Boeing	5,995		902,607
Caterpillar	4,600		439,576
Deere & Co.	771	[a]	77,254
Donaldson	8,320	[a]	337,459
Dover	5,199		377,499
Eaton	38,541		2,563,362
Emerson Electric	6,700		378,148
Fastenal	7,460		353,604
Flowserve	9,980		473,551
Fortive	2,056		113,059

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 67.1% (continued)	Shares		Value ($)
Capital Goods - 6.2% (continued)
General Dynamics	2,421		424,522
General Electric	76,355		2,348,680
Honeywell International	25,128		2,863,084
Illinois Tool Works	18,438		2,308,069
Ingersoll-Rand	7,050		525,507
Johnson Controls International	8,911		400,817
Lockheed Martin	1,964		520,951
MSC Industrial Direct, Cl. A	3,167		282,940
Northrop Grumman	1,146		286,099
Parker-Hannifin	612		85,025
Raytheon	4,495		672,182
Rockwell Collins	2,683		248,768
Stanley Black & Decker	653		77,465
Toro	8,010		423,969
United Rentals	875	[b]	88,471
United Technologies	3,444		370,988
W.W. Grainger	1,588	[a]	366,145
Xylem	2,698		139,163
			21,886,640
Commercial & Professional Services - .2%
Robert Half International	3,145		141,116
Waste Management	7,974		554,352
			695,468
Consumer Durables & Apparel - .5%
Leggett & Platt	5,590		268,655
Lennar, Cl. A	6,550		278,637
NIKE, Cl. B	22,200		1,111,554
VF	4,760		259,468
			1,918,314
Consumer Services - 1.5%
Carnival	2,398		123,281
Chipotle Mexican Grill	500	[b]	198,165
ILG	327		5,909
Marriott International, Cl. A	608		47,898
McDonald's	8,601		1,025,841
Starbucks	24,118		1,398,120
Wyndham Worldwide	2,925		210,571
Wynn Resorts	1,425	[a]	145,336
Yum China Holdings	3,597	[b]	101,148

Common Stocks - 67.1% (continued)	Shares		Value ($)
Consumer Services - 1.5% (continued)
Yum! Brands	31,517		1,997,863
			5,254,132
Diversified Financials - 3.8%
American Express	2,039		146,890
Ameriprise Financial	3,382		386,258
Berkshire Hathaway, Cl. B	13,992	[b]	2,202,900
BlackRock	863		319,992
Capital One Financial	4,908		412,468
Charles Schwab	12,266		474,204
CME Group	5,075		573,018
Discover Financial Services	5,797		392,863
Goldman Sachs Group	2,240		491,210
H&R Block	11,470		254,175
Intercontinental Exchange	61,015		3,380,231
Invesco	83,985		2,629,570
Legg Mason	4,320		137,808
Moody's	720		72,360
Morgan Stanley	6,300		260,568
Navient	17,465		300,922
S&P Global	2,118		252,021
State Street	7,726		608,809
Synchrony Financial	4,290		148,262
T. Rowe Price Group	561		41,548
			13,486,077
Energy - 5.2%
Anadarko Petroleum	4,930		340,910
Apache	4,635		305,678
Baker Hughes	1,160		74,623
Cabot Oil & Gas	8,255		182,601
California Resources	27	[b]	470
Chevron	11,744		1,310,161
Cimarex Energy	937		129,194
ConocoPhillips	3,106		150,703
Devon Energy	6,515		314,870
Diamond Offshore Drilling	5,190	[a,b]	93,731
EOG Resources	10,552		1,081,791
EQT	1,305		91,454
Exxon Mobil	28,894		2,522,446
Halliburton	5,562		295,287
Helmerich & Payne	3,515	[a]	265,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 67.1% (continued)	Shares		Value ($)
Energy - 5.2% (continued)
Hess	3,865		216,285
Kinder Morgan	20,735		460,317
Marathon Oil	18,115		327,157
Marathon Petroleum	43,521		2,046,357
Murphy Oil	5,865		198,882
Nabors Industries	137,560		2,214,716
Newfield Exploration	3,080	[b]	139,278
Occidental Petroleum	5,449		388,841
ONEOK	1,650		90,635
Phillips 66	5,038	[a]	418,557
Pioneer Natural Resources	1,008		192,568
Range Resources	2,505		88,126
Schlumberger	11,997		1,008,348
Southwestern Energy	6,220	[a,b]	70,597
Spectra Energy	5,537		226,740
Tesoro	2,130		173,276
Transocean	11,585	[a,b]	149,447
Valero Energy	48,728		2,999,696
Williams Cos.	94		2,886
			18,572,538
Food & Staples Retailing - .9%
Costco Wholesale	4,295		644,722
CVS Health	11,301		868,934
Kroger	14,332		462,924
Sysco	1,650		87,863
Walgreens Boots Alliance	7,587		642,847
Wal-Mart Stores	8,317		585,766
			3,293,056
Food, Beverage & Tobacco - 4.1%
Altria Group	15,089		964,640
Archer-Daniels-Midland	6,445		278,617
Coca-Cola	25,580		1,032,153
Constellation Brands, Cl. A	15,979		2,415,066
General Mills	6,450		393,063
Hershey	1,006		97,220
Kraft Heinz	4,451		363,424
McCormick & Co.	3,022		275,606
Mead Johnson Nutrition	1,047		75,478
Molson Coors Brewing, Cl. B	4,480		439,174
Mondelez International, Cl. A	19,035		785,003

Common Stocks - 67.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 4.1% (continued)
Monster Beverage	2,265	[b]	101,359
PepsiCo	37,742		3,777,974
Philip Morris International	33,063		2,918,802
Reynolds American	6,818		368,854
Tyson Foods, Cl. A	1,390		78,966
			14,365,399
Health Care Equipment & Services - 3.5%
Abbott Laboratories	6,843		260,513
Aetna	3,693		483,192
AmerisourceBergen	2,496		194,663
Anthem	2,774		395,378
Baxter International	1,585		70,326
Becton Dickinson & Co.	3,380		571,558
Boston Scientific	21,064	[b]	430,969
C.R. Bard	4,481		943,475
Cardinal Health	1,135		80,596
Cerner	5,920	[b]	294,698
Cigna	2,998		403,951
Danaher	4,112		321,435
Express Scripts Holding	5,628	[b]	427,053
Humana	2,671		567,961
Intuitive Surgical	1,143	[b]	735,795
McKesson	2,139		307,610
Medtronic	8,775		640,663
ResMed	6,577	[a]	404,354
St. Jude Medical	2,716		215,107
Stryker	5,231		594,555
UnitedHealth Group	23,993		3,798,572
Varian Medical Systems	3,569	[a,b]	320,603
			12,463,027
Household & Personal Products - 1.0%
Clorox	2,630		303,923
Colgate-Palmolive	11,848		772,845
Estee Lauder, Cl. A	5,325		413,752
Kimberly-Clark	4,350		502,903
Procter & Gamble	17,001		1,401,902
			3,395,325
Insurance - 1.9%
Aflac	1,080		77,090
Allstate	5,750		402,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 67.1% (continued)	Shares		Value ($)
Insurance - 1.9% (continued)
American International Group	14,635		926,835
Aon	4,891		558,063
Chubb	1,331		170,368
Cincinnati Financial	1,410		108,203
Hartford Financial Services Group	61,445		2,895,288
Lincoln National	2,076		133,072
Marsh & McLennan Cos.	7,356		509,844
MetLife	6,757		371,703
Prudential Financial	1,076		108,246
Travelers	4,791		543,060
			6,803,812
Materials - 2.4%
Air Products & Chemicals	3,487		503,732
Alcoa	1,658		48,032
Dow Chemical	50,036		2,788,006
E.I. du Pont de Nemours & Co.	8,041		591,898
Ecolab	2,980		347,855
FMC	5,880		329,986
Freeport-McMoRan	25,405	[a,b]	389,967
International Flavors & Fragrances	2,310		279,626
International Paper	2,004		97,635
LyondellBasell Industries, Cl. A	3,266		294,985
Monsanto	7,141		733,452
Mosaic	655	[a]	18,602
Newmont Mining	6,295		204,210
Nucor	1,060		65,921
Owens-Illinois	3,930	[b]	72,194
PPG Industries	4,666		447,609
Praxair	3,437		413,471
Sherwin-Williams	1,290		346,584
Vulcan Materials	3,429		430,854
			8,404,619
Media - 2.5%
CBS, Cl. B	1,149		69,767
Charter Communications, Cl. A	446	[b]	122,788
Comcast, Cl. A	49,976		3,473,832
Discovery Communications, Cl. A	1,070	[a,b]	28,986
Omnicom Group	820		71,291
Time Warner	35,332		3,244,184
Twenty-First Century Fox, Cl. A	4,796		134,816

Common Stocks - 67.1% (continued)	Shares		Value ($)
Media - 2.5% (continued)
Viacom, Cl. B	620		23,238
Walt Disney	18,040		1,788,125
			8,957,027
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
AbbVie	12,108		736,166
Agilent Technologies	45,790		2,013,844
Alexion Pharmaceuticals	1,150	[b]	140,979
Allergan	14,429		2,803,555
Amgen	6,369		917,582
Biogen	2,909	[b]	855,450
Bristol-Myers Squibb	17,152		968,059
Celgene	11,381	[b]	1,348,762
Eli Lilly & Co.	9,686		650,124
Endo International	1,015	[b]	16,250
Gilead Sciences	17,306		1,275,452
Johnson & Johnson	51,062		5,683,201
Merck & Co.	19,251		1,177,969
Mettler-Toledo International	680	[b]	280,174
Pfizer	44,543		1,431,612
Regeneron Pharmaceuticals	252	[b]	95,568
Shire, ADR	432		75,427
Thermo Fisher Scientific	4,740		664,121
			21,134,295
Real Estate - 1.0%
American Tower	2,360	[c]	241,357
AvalonBay Communities	2,636	[c]	433,596
Crown Castle International	2,870	[c]	239,530
Equinix	373	[c]	126,357
Equity Residential	6,437	[c]	386,284
General Growth Properties	10,720	[c]	271,645
HCP	3,535	[c]	104,389
Iron Mountain	7,405	[c]	244,365
Kimco Realty	13,000	[c]	332,020
Macerich	1,470	[c]	99,798
Public Storage	26	[c]	5,442
Quality Care Properties	707		10,605
Simon Property Group	1,672	[c]	300,375
SL Green Realty	2,005	[c]	211,247
Ventas	3,150	[c]	190,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 67.1% (continued)	Shares		Value ($)
Real Estate - 1.0% (continued)
Weyerhaeuser	14,470	[c]	446,110
			3,643,443
Retailing - 3.3%
Amazon.com	6,353	[b]	4,768,371
Dollar Tree	5,134	[b]	452,613
eBay	2,742	[b]	76,255
Genuine Parts	949		91,322
Home Depot	11,673		1,510,486
L Brands	2,529	[a]	177,586
Lowe's	10,987		775,133
Macy's	1,199		50,598
Netflix	3,234	[b]	378,378
Nordstrom	3,805	[a]	212,776
O'Reilly Automotive	1,734	[b]	475,983
Priceline Group	503	[b]	756,351
Ross Stores	4,413		298,275
Target	1,370		105,819
The TJX Companies	16,517		1,293,942
Tractor Supply	5,156		387,061
			11,810,949
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices	1,503		111,583
Applied Materials	5,935		191,107
Broadcom	20,919		3,566,480
Intel	40,102		1,391,539
Lam Research	4,510		478,150
Micron Technology	6,870	[b]	134,171
NVIDIA	44,600	[a]	4,112,120
QUALCOMM	6,407		436,509
Texas Instruments	12,854		950,296
Versum Materials	1,743		42,634
Xilinx	1,834		98,999
			11,513,588
Software & Services - 10.1%
Accenture, Cl. A	5,305		633,576
Adobe Systems	35,862	[b]	3,686,972
Alphabet, Cl. A	7,122	[b]	5,525,817
Alphabet, Cl. C	2,688	[b]	2,037,612
Autodesk	1,980	[b]	143,768
Automatic Data Processing	10,122		971,914

Common Stocks - 67.1% (continued)	Shares		Value ($)
Software & Services - 10.1% (continued)
Cognizant Technology Solutions, Cl. A	10,632	[b]	585,611
Dell Technologies, Cl. V	550		29,458
Electronic Arts	30,500	[b]	2,416,820
Facebook, Cl. A	40,106	[b]	4,749,353
Fiserv	4,532	[b]	474,138
International Business Machines	4,991		809,640
Intuit	2,117		240,661
Jack Henry & Associates	4,480		387,251
Mastercard, Cl. A	14,383		1,469,943
Microsoft	74,718		4,502,507
Oracle	26,000		1,044,940
Paychex	15,194		895,686
PayPal Holdings	2,742	[b]	107,706
salesforce.com	7,734	[b]	556,848
Visa, Cl. A	49,545		3,830,819
Western Union	4,157	[a]	87,422
Yahoo!	15,247	[b]	625,432
			35,813,894
Technology Hardware & Equipment - 2.7%
Amphenol, Cl. A	12,654		863,762
Apple	45,549		5,034,075
Cisco Systems	60,537		1,805,213
Corning	14,950		359,249
Hewlett Packard Enterprise	21,518		512,128
HP	20,128		309,971
IPG Photonics	4,345	[a,b]	416,772
Motorola Solutions	768		61,632
Western Digital	1,496		95,235
			9,458,037
Telecommunication Services - 1.0%
AT&T	41,738		1,612,339
CenturyLink	13,250	[a]	311,640
Frontier Communications	36,960	[a]	134,904
TE Connectivity	3,710		250,944
Verizon Communications	25,910		1,292,909
			3,602,736
Transportation - 1.0%
CH Robinson Worldwide	1,155	[a]	86,452
CSX	7,713		276,203
Delta Air Lines	3,995		192,479

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 67.1% (continued)	Shares		Value ($)
Transportation - 1.0% (continued)
Expeditors International of Washington	7,370		388,694
FedEx	2,909		557,568
Kansas City Southern	1,865		165,444
Norfolk Southern	757		80,590
Ryder System	1,780		139,374
Southwest Airlines	11,105		517,604
Union Pacific	7,606		770,716
United Parcel Service, Cl. B	3,523		408,386
			3,583,510
Utilities - 1.3%
AES	11,440		130,988
American Electric Power	2,915		172,131
CenterPoint Energy	12,855		306,720
CMS Energy	8,781		353,172
Dominion Resources	4,433		324,895
DTE Energy	660		61,439
Duke Energy	1,781		131,384
Eversource Energy	7,290		376,310
Exelon	9,445		307,057
NextEra Energy	5,805		663,105
NiSource	10,190		223,569
NRG Energy	7,975		90,437
Pinnacle West Capital	3,335		246,557
SCANA	1,735		122,370
Sempra Energy	4,585		457,583
Southern	1,463		68,498
Xcel Energy	10,635		414,871
			4,451,086
Total Common Stocks (cost $147,419,172)			237,474,919
Other Investment - 32.8%	Shares		Value ($)
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	4,251,477	[d]	38,178,263
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,608,508	[e]	1,608,508
Dreyfus Research Growth Fund, Cl. Y	2,528,959	[d]	35,911,211
Dreyfus Strategic Value Fund, Cl. Y	1,036,531	[d]	40,528,379
(cost $105,595,023)			116,226,361
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,749,843)	1,749,843	[e]	1,749,843

Total Investments (cost $254,764,038)	100.4%	355,451,123
Liabilities, Less Cash and Receivables	(.4%)	(1,334,795)
Net Assets	100.0%	354,116,328

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $8,543,004 and the value of the collateral held by the fund was $8,703,560, consisting of cash collateral of $1,749,843 and U.S. Government & Agency securities valued at $6,953,717.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated mutual fund.
[e]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	32.4
Software & Services	10.1
Capital Goods	6.2
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Energy	5.2
Food, Beverage & Tobacco	4.1
Diversified Financials	3.8
Banks	3.5
Health Care Equipment & Services	3.5
Retailing	3.3
Semiconductors & Semiconductor Equipment	3.3
Technology Hardware & Equipment	2.7
Media	2.5
Materials	2.4
Insurance	1.9
Consumer Services	1.5
Utilities	1.3
Household & Personal Products	1.0
Real Estate	1.0
Telecommunication Services	1.0
Transportation	1.0
Money Market Investments	.9
Food & Staples Retailing	.9
Consumer Durables & Apparel	.5
Automobiles & Components	.2
Commercial & Professional Services	.2
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	233,683,565	-	-	233,683,565
Equity Securities—
Foreign Common
Stocks†	3,791,354	-	-	3,791,354
Mutual Funds	117,976,204	-	-	117,976,204

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members ('Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $100,687,085, consisting of $101,633,189 gross unrealized appreciation and $946,104 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    January 17, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 17, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)